As filed with the Securities and Exchange Commission on June 1, 2022

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-08846

Tributary Funds, Inc.

Tributary Capital Management, LLC
1620 Dodge Street
Omaha, Nebraska 68197

Karen Shaw
Apex Fund Services
Three Canal Plaza, Suite 600
Portland, ME 04101

Registrant’s telephone number, including area code: (800) 662-4203

Date of fiscal year end: March 31

Date of reporting period: April 1, 2021 – March 31, 2022

ITEM 1. REPORT TO STOCKHOLDERS.

Tributary Funds
®
Annual Report
March 31, 2022
Tributary Short-Intermediate Bond Fund
Institutional Class: FOSIX
Institutional Plus Class: FOSPX
Tributary Income Fund
Institutional Class: FOINX
Institutional Plus Class: FOIPX
Tributary Nebraska Tax-Free Fund
Institutional Plus Class: FONPX
Tributary Balanced Fund
Institutional Class: FOBAX
Institutional Plus Class: FOBPX
Tributary Growth Opportunities Fund
Institutional Class: FOGRX
Institutional Plus Class: FOGPX
Tributary Small/Mid Cap Fund
Institutional Class: FSMCX
Institutional Plus Class: FSMBX
Tributary Small Company Fund
Institutional Class: FOSCX
Institutional Plus Class: FOSBX
Investors should carefully consider the investment objectives, risks, charges and expenses of the Tributary Funds.
Mutual funds involve risk including loss of principal. This and other important information about the Tributary Funds is contained in the prospectus, which can be obtained by calling 1-800-662-4203 or by visiting www.tributaryfunds.com. The prospectus should be read carefully before investing. The Tributary Funds are distributed by Northern Lights Distributors,
LLC member FINRA. Northern Lights Distributors, LLC and the Tributary Funds’ investment adviser are not afﬁliated.
Notice to Investors
Shares of Tributary Funds:
Are Not FDIC Insured May Lose Value Have No Bank Guarantee

Annual Report 2022
Table of Contents
Management Discussion and Analysis 4
Schedules of Portfolio Investments 18
Statements of Assets and Liabilities 44
Statements of Operations 46
Statements of Changes in Net Assets 48
Financial Highlights 52
Notes to Financial Statements 54
Report of Independent Registered Public Accounting Firm 63
Additional Fund Information 64
Directors and Officers 67

SHORT-INTERMEDIATE BOND FUND (Unaudited)
Annual Report 2022

Investment Objective
The Tributary Short-Intermediate Bond Fund seeks to maximize total return in a manner consistent with the generation of current income, preservation of capital and reduced price volatility.
Manager Commentary
The fixed income market experienced a remarkable amount of volatility over the trailing 12-month period. Early in the year the reopening of the economy dominated headlines as COVID-19 vaccinations ramped up in the U.S. and many service-oriented sectors saw surging demand. The reopening coincided with disrupted supply chains and a historic amount of fiscal and monetary stimulus pulsing through the financial system, leading to inflationary pressures across the economy. While the inflation narrative was initially framed as transitory, the persistent increases in the CPI index during the year forced the phrase to be retired. Indeed, the year-over-year core CPI (excluding food and energy) rose by 3% in April but by March 2022 had jumped to 6.5%, the highest since the early 1980s. The underlying economy continued to perform very well, with robust consumer spending, capital goods orders and home sales. The labor market was the one area of debate with regard to its health, as the labor participation rate remained well below pre-pandemic levels. As the year progressed, however, it became apparent that the labor market was much tighter than most believed as the unemployment rate fell to 3.6% at the end of the fiscal year and wages grew nearly 6% year-over-year. With inflation running hot and the labor market suddenly tight, the Federal Reserve found itself falling behind the curve with respect to its policy stance and quickly pivoted more “hawkish” in the Fall. In September, the market was pricing just one 25 basis point hike in the fed funds rate by the end of 2022, while by the end of the fiscal year the market had priced in eight 25-basis point hikes, a remarkable shift in sentiment. Given the inflationary backdrop and shift in the central bank policy outlook, the bond market sold off and yield curve flattened aggressively. The 2-year yield began the year at 0.16% and rose by 217 basis points to finish at 2.33%, while the 10-year yield rose by 60 basis points to finish at 2.34%.
The largest driver of return in the bond market over the past year was the significant move higher in inflation and bond yields. The best performing asset class in fixed income was the Treasury inflation-protected securities (TIPS)
market, which posted a 4.3% absolute return on the heels of rising inflation expectations. Given higher yields and a tighter monetary policy outlook, risk assets struggled to perform well. Somewhat surprisingly, high yield corporate bonds still posted a positive excess return over like-maturity U.S. Treasuries of nearly 3%, largely due to the strong economy and technical support from investors seeking lower duration exposure. In the investment grade space, the best performing spread sector was non-agency CMBS which came in flat to Treasuries. All other areas underperformed, with ABS at a -0.16% excess return, non-corporate credit at -0.36%, corporate bonds at -0.92%, agency
CMBS at -0.94% and agency MBS at -1.57%.
The Tributary Short/Intermediate Fund returned -2.64% (net, Institutional
Plus) for the year ended March 31, 2022, compared to -2.91% for the
Bloomberg Barclay’s 1-3 Year U.S. Government/Credit Index. The Fund
outperformed the benchmark this year due primarily to our significant yield advantage, followed by our lower duration exposure which benefitted as yields rose. On the negative side, the primary detractor was our overweight allocation to corporate credit and non-agency structured product as spreads widened in those sectors.
During the year we increased the Fund’s allocation to the structured product market, specifically non-agency CMBS and ABS. We reduced our exposure to corporate credit over the course of the year as spreads reached historical tights on the front end of the curve. Within the securitized space we were most active in the non-agency CMBS sector, adding positions in single-family rental, data warehouse and floating rate single asset-single borrower (SASB)
securities. We also added positions in the ABS space, where we found value in the equipment, private label student loan and unsecured consumer credit sectors. In terms of credit quality there was no significant change during the year, as the Fund maintained a Aa2 weighted average credit rating.
As the calendar flips to the new fiscal year, it is hard to understate the difficult position in which the Federal Reserve finds itself. Indeed, the saying “between a rock and a hard place” now seems apt. To cool the surge in inflation we’ve seen, the Fed is prepared to rapidly increase their policy rate and tighten financial conditions further with balance sheet reduction. The hope is that the economy is strong enough to withstand this restrictive policy action without tipping into recession—i.e., achieve the elusive soft landing. If history is any guide, this will be a very challenging task for the Fed. The fact that very few investors active in the market today have witnessed an environment like this complicates the issue and will likely make for an increasingly volatile market.
From a portfolio management perspective, the prudent risk management decision is to position the portfolio more cautiously in view of the macro landscape. From a duration perspective that means we are short versus the benchmark as policy tightening is likely to push up market yields. We expect to be flexible in this regard, however, as a sustained rise in yields could become an attractive opportunity to lengthen duration. Although risk spreads are wider over recent months, the rapid tightening seen at end of the period leaves spread sector valuations in the fair/average range in our estimation. As such, we are not eager to add exposure broadly to credit or non-agency securitized sectors but will remain nimble to take advantage of expected volatility. In terms of our sector allocation, we remain underweight the traditional U.S.
government sectors and continue to allow our small agency MBS exposure to paydown. The non-agency securitized sectors remain our biggest overweight relative to the benchmark, where we take comfort in the strong credit enhancement and quality of collateral underlying the transactions in which we have invested. We remain overweight the corporate sector, with a larger overweight allocation to the industrial subsector, a small overweight to financials and an underweight in the utility subsector.

SHORT-INTERMEDIATE BOND FUND (Unaudited)
Annual Report 2022

Return of a $10,000 Investment as of March 31, 2022
Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower to higher. Total returns include change in share price, reinvestment of dividends and capital gains. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit our website at www.tributaryfunds.com.
(†) The expense ratios are from the Fund’s prospectus dated August 1,
2021. Net expense ratios are net of contractual waivers which are in effect through August 1, 2022.
(*) Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment performance reflects contractual fee waivers in effect for certain periods.
Without these fee waivers, the performance would have been lower.
The line chart assumes an initial investment of $10,000 made on March 31,
2012. Total return is based on net change in net asset value (“NAV”) assuming reinvestment of all dividends and other distributions.
The performance of Institutional Plus Class will be different than Institutional
Class based on differences in fees borne by each class. Bloomberg Barclays 1-3
Year U.S. Government/Credit Index is a broad based benchmark that measures the non-securitized component of the U.S. Aggregate Index. Bloomberg
Barclays U.S. Government/Credit 1-5 Year Index is an unmanaged index which measures the performance of U.S. Treasury and agency securities, and corporate bonds with 1-5 year maturities. The indices are unmanaged and do not reflect the deduction of fees or taxes associated with a mutual fund, such as investment management, administration and other operational fees. Investors cannot directly invest in the index.
Portfolio Composition as of March 31, 2022
Percentage Based on Total Value of Investments
(Portfolio composition is subject to change)
Corporate Bonds 30.8%
Asset Backed Securities 22.4%
Non-Agency Commercial Mortgage Backed Securities 17.9%
Non-Agency Residential Mortgage Backed Securities 11.1%
U.S. Treasury Securities 11.0%
U.S. Government Mortgage Backed Securities 3.1%
Short-Term Investments 2.0%
Municipals 1.5%
Preferred Stocks 0.2%
100.0%
Portfolio Analysis as of March 31, 2022
(Portfolio composition is subject to change)
Weighted Average to Maturity: 5.1 years
Average Annual Total Returns for the Year Ended March 31, 2022*
1 Year 5 Year 10 Year
Tributary Short-Intermediate Bond Fund
— Institutional Class -2.80% 1.38% 1.50%
Bloomberg Barclays 1-3 Year U.S.
Government/Credit Index -2.91% 1.26% 1.09%
Bloomberg Barclays U.S. Government/
Credit 1-5 Year Index -3.84% 1.42% 1.36%
Prospectus Expense Ratio (Gross/Net)†  1.21%  0.68%
Expense Ratio for the Year Ended March
31, 2022 (Gross/Net)  1.09%  0.65%
1 Year 5 Year 10 Year
Tributary Short-Intermediate Bond Fund
— Institutional Plus Class -2.64% 1.58% 1.73%
Bloomberg Barclays 1-3 Year US
Government/Credit Index -2.91% 1.26% 1.09%
Bloomberg Barclays U.S. Government/
Credit 1-5 Year Index -3.84% 1.42% 1.36%
Prospectus Expense Ratio (Gross/Net)†  0.73%  0.49%
Expense Ratio for the Year Ended March
31, 2022 (Gross/Net)  0.72%  0.49%

INCOME FUND (Unaudited)
Annual Report 2022

Investment Objective
The Tributary Income Fund seeks the generation of current income in a manner consistent with preserving capital and maximizing total return.
Manager Commentary
The fixed income market experienced a remarkable amount of volatility over the trailing 12-month period. Early in the year the reopening of the economy dominated headlines as COVID-19 vaccinations ramped up in the U.S. and many service-oriented sectors saw surging demand. The reopening coincided with disrupted supply chains and a historic amount of fiscal and monetary stimulus pulsing through the financial system, leading to inflationary pressures across the economy. While the inflation narrative was initially framed as transitory, the persistent increases in the CPI index during the year forced the phrase to be retired. Indeed, the year-over-year core CPI (excluding food and energy) rose by 3% in April but by March 2022 had jumped to 6.5%, the highest since the early 1980s. The underlying economy continued to perform very well, with robust consumer spending, capital goods orders and home sales. The labor market was the one area of debate with regard to its health, as the labor participation rate remained well below pre-pandemic levels. As the year progressed, however, it became apparent that the labor market was much tighter than most believed as the unemployment rate fell to 3.6% at the end of the fiscal year and wages grew nearly 6% year-over-year. With inflation running hot and the labor market suddenly tight, the Federal Reserve found itself falling behind the curve with respect to its policy stance and quickly pivoted more “hawkish” in the Fall. In September, the market was pricing just one 25 basis point hike in the fed funds rate by the end of 2022, while by the end of the fiscal year the market had priced in eight 25-basis point hikes, a remarkable shift in sentiment. Given the inflationary backdrop and shift in the central bank policy outlook, the bond market sold off and the yield curve flattened aggressively. The 2-year yield began the year at 0.16% and rose by
217 basis points to finish at 2.33%, while the 30-year yield rose by only 4 basis points to finish at 2.45%.
The largest driver of return in the bond market over the past year was the significant move higher in inflation and bond yields. The best performing asset class in fixed income was the Treasury inflation-protected securities (TIPS)
market, which posted a 4.3% absolute return on the heels of rising inflation expectations. Given higher yields and a tighter monetary policy outlook, risk assets struggled to perform well. Somewhat surprisingly, high yield corporate bonds still posted a positive excess return over like-maturity U.S. Treasuries of nearly 3%, largely due to the strong economy and technical support from investors seeking lower duration exposure. In the investment grade space, the best performing spread sector was non-agency CMBS which came in flat to Treasuries. All other areas underperformed, with ABS at a -0.16% excess return, non-corporate credit at -0.36%, corporate bonds at -0.92%, agency
CMBS at -0.94% and agency MBS at -1.57%.
The Tributary Income Fund returned -3.80% (net, Institutional Plus) for the year ended March 31, 2022, compared to -4.15% for the Bloomberg Barclay’s
U.S. Aggregate Bond Index. The Fund outperformed the benchmark this year due primarily to our lower duration exposure which benefitted as yields rose.
The Fund’s yield advantage over the benchmark continued to generate positive excess return, while our underweight to the agency MBS sector also contributed given the significant underperformance of that sector. On the negative side, the primary detractor was our yield curve positioning as our overweight to the
5-year segment of the curve underperformed. Our overweight allocation to corporate credit and non-agency structured product was also a negative impact to relative return as spreads widened in those sectors.
During the year we increased the Fund’s allocation to the structured product market, specifically non-agency CMBS, ABS and RMBS. We reduced our exposure to the corporate credit and agency MBS sectors, as spreads in both areas reached historical tights at times during the year. Within the securitized space we were most active in the non-agency CMBS sector, adding positions in single-family rental, data warehouse and floating rate single asset-single borrower (SASB) securities. We added positions in the non-agency RMBS sector as we found value there compared to the agency MBS space, while in the ABS space we found value in the private label student loan sector. In terms of credit quality there was no significant change during the year, as the Fund maintained a Aa2 weighted average credit rating.
As the calendar flips to the new fiscal year, it is hard to understate the difficult position in which the Federal Reserve finds itself. Indeed, the saying “between a rock and a hard place” now seems apt. To cool the surge in inflation we’ve seen, the Fed is prepared to rapidly increase their policy rate and tighten financial conditions further with balance sheet reduction. The hope is that the economy is strong enough to withstand this restrictive policy action without tipping into recession—i.e., achieve the elusive soft landing. If history is any guide, this will be a very challenging task for the Fed. The fact that very few investors active in the market today have witnessed an environment like this complicates the issue and will likely make for an increasingly volatile market.
From a portfolio management perspective, the prudent risk management decision is to position the portfolio more cautiously in view of the macro landscape. From a duration perspective that means we are short versus the benchmark as policy tightening is likely to push up market yields. We expect to be flexible in this regard, however, as a sustained rise in yields could become an attractive opportunity to lengthen duration. Although risk spreads are wider over recent months, the rapid tightening seen at end of the period leaves spread sector valuations in the fair/average range in our estimation. As such, we are not eager to add exposure broadly to credit or non-agency securitized sectors but will remain nimble to take advantage of expected volatility. In terms of our sector allocation, we remain underweight the traditional U.S.
government sectors and the agency MBS space, as the latter continues to face significant headwinds from Fed balance sheet reduction and a modest yield spread pickup. The non-agency securitized sectors remain our biggest overweight relative to the benchmark, where we take comfort in the strong credit enhancement and quality of collateral underlying the transactions in which we have invested. We remain overweight the corporate sector, with a larger overweight allocation to the industrial subsector, a small overweight to financials, and an underweight in the utility subsector. Given our generally cautious outlook, if spreads stay at current levels we would expect to reduce our credit allocation over the coming months, with a subsequent increase in our government allocation.

INCOME FUND (Unaudited)
Annual Report 2022

Return of a $10,000 Investment as of March 31, 2022
Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower to higher. Total returns include change in share price, reinvestment of dividends and capital gains. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit our website at www.tributaryfunds.com.
(†) The expense ratios are from the Fund’s prospectus dated August 1,
2021. Net expense ratios are net of contractual waivers which are in effect through August 1, 2022.
(*) Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment performance reflects contractual fee waivers in effect for certain periods.
Without these fee waivers, the performance would have been lower.
The line chart assumes an initial investment of $10,000 made on March 31,
2012. Total return is based on net change in net asset value (“NAV”) assuming reinvestment of all dividends and other distributions.
The performance of Institutional Plus Class will be different than Institutional
Class based on differences in fees borne by each class. Bloomberg Barclays
U.S. Aggregate Bond Index is an unmanaged index and covers the USD-
denominated, investment-grade, fixed-rate, taxable bond market of SEC-
registered securities. The index includes bonds from the Treasury, Government
Related, Corporate, MBS (agency fixed-rate and hybrid ARM passthroughs),
ABS and CMS sectors. The index is unmanaged and does not reflect the deduction of fees or taxes associated with a mutual fund, such as investment management, administration and other operational fees. Investors cannot directly invest in the index.
Portfolio Composition as of March 31, 2022
Percentage Based on Total Value of Investments
(Portfolio composition is subject to change)
Corporate Bonds 31.3%
U.S. Government Mortgage Backed Securities 22.0%
Asset Backed Securities 11.6%
Non-Agency Residential Mortgage Backed Securities 11.6%
U.S. Treasury Securities 10.4%
Non-Agency Commercial Mortgage Backed Securities 10.1%
Municipals 1.9%
Short-Term Investments 1.1%
100.0%
Portfolio Analysis as of March 31, 2022
(Portfolio composition is subject to change)
Weighted Average to Maturity: 12.0 years
Average Annual Total Returns for the Year Ended March 31, 2022*
1 Year 5 Year 10 Year
Tributary Income Fund — Institutional
Class -3.92% 2.05% 2.42%
Bloomberg Barclays U.S. Aggregate Bond
Index -4.15% 2.14% 2.24%
Prospectus Expense Ratio (Gross/Net)†  1.52%  0.71%
Expense Ratio for the Year Ended March
31, 2022 (Gross/Net)  1.56%  0.66%
1 Year 5 Year 10 Year
Tributary Income Fund — Institutional
Plus Class -3.80% 2.23% 2.58%
Bloomberg Barclays U.S. Aggregate Bond
Index -4.15% 2.14% 2.24%
Prospectus Expense Ratio (Gross/Net)†  0.82%  0.53%
Expense Ratio for the Year Ended March
31, 2022 (Gross/Net)  0.83%  0.53%

NEBRASKA TAX-FREE FUND (Unaudited)
Annual Report 2022

Investment Objective
The Tributary Nebraska Tax-Free Fund seeks as high a level of current income exempt from both federal and Nebraska income tax as is consistent with the preservation of capital.
Manager Commentary
The fixed income market experienced a remarkable amount of volatility over the trailing 12-month period. Early in the year the reopening of the economy dominated headlines as COVID-19 vaccinations ramped up in the U.S. and many service-oriented sectors saw surging demand. The reopening coincided with disrupted supply chains and a historic amount of fiscal and monetary stimulus pulsing through the financial system, leading to inflationary pressures across the economy. While the inflation narrative was initially framed as transitory, the persistent increases in the CPI index during the year forced the phrase to be retired. Indeed, the year-over-year core CPI (excluding food and energy) rose by 3% in April but by March 2022 had jumped to
6.5%, the highest since the early 1980s. The underlying economy continued
to perform very well, with robust consumer spending, capital goods orders and home sales. The labor market was the one area of debate with regard to its health, as the labor participation rate remained well below pre-pandemic levels. As the year progressed, however, it became apparent that the labor market was much tighter than most believed as the unemployment rate fell to 3.6% at the end of the fiscal year and wages grew nearly 6% year-over-year.
With inflation running hot and the labor market suddenly tight, the Federal
Reserve found itself falling behind the curve with respect to its policy stance and quickly pivoted more “hawkish” in the Fall. In September, the market was pricing just one 25 basis point hike in the fed funds rate by the end of 2022, while by the end of the fiscal year the market had priced in eight 25-basis point hikes, a remarkable shift in sentiment. Given the inflationary backdrop and shift in the central bank policy outlook, the bond market sold off and the municipal yield curve flattened aggressively. The 2-year AAA Bloomberg municipal yield began the year at 0.14% and rose by 164 basis points to finish at 1.78%, while the 15-year yield rose by 97 basis points to finish at 2.37%.
The largest driver of return in the bond market over the past year was the significant move higher in inflation and bond yields. All areas of the municipal market suffered from negative returns, although housing authority and industrial development revenue bonds were the worst performing, while the electric revenue and state GO sectors were the best. The first nine months of the fiscal year were relatively calm, with higher-risk municipal sectors outperforming on the heels of an incredibly strong technical backdrop as flows continued into municipal bond funds. The final three months of the year saw fund flows experience a near-complete reversal as yields rose and retail investors backed away from the market. From a fundamental credit perspective, most issuers in the market are arguably as strong as they’ve ever been as municipal finances have been rebuilt with stimulus, much improved tax revenue and growing job markets. As a result, the BBB-rated segment of the market outperformed higher-quality areas.
The Tributary Nebraska Tax-Free Fund returned -4.17% (net, Institutional
Plus) for the year ended March 31, 2022, compared to -4.21% for the Bloomberg
Barclay’s 1-15 Year Municipal Blend Index. The Fund’s slight outperformance was driven by our lower duration exposure versus the benchmark, along with the Fund’s yield advantage. Our yield curve positioning, specifically our overweight in the 5-7 segment of the curve, hampered performance as yields rose more in that maturity range, while the Fund’s up-in-quality bias was also a detractor for the year.
During the year the Fund’s overall sector allocation shifted slightly as a number of revenue bonds were pre-refunded, which dropped our revenue sector holdings from 44% to 41%. General obligation bonds now have a slightly higher weighting at 42%. We focused most new purchases on longer call protection periods (compared to the typical 5-year structure of most
Nebraska issues), which increased our exposure to the 7-10-year segment of the curve but also improved the maturity stability of the Fund. In terms of credit quality there was no significant change during the year, as the Fund maintained its AA- weighted average credit rating. The amount of non-rated bonds rose slightly from 7.9% to 8.5%.
As the calendar flips to the new fiscal year, it is hard to understate the difficult position in which the Federal Reserve finds itself. Indeed, the saying “between a rock and a hard place” now seems apt. To cool the surge in inflation we’ve seen, the Fed is prepared to rapidly increase their policy rate and tighten financial conditions further with balance sheet reduction. The hope is that the economy is strong enough to withstand this restrictive policy action without tipping into recession—i.e., achieve the elusive soft landing. If history is any guide, this will be a very challenging task for the Fed. The fact that very few investors active in the market today have witnessed an environment like this complicates the issue and will likely make for an increasingly volatile market.
Specific to the Nebraska market, the state continues to lead the country with the lowest unemployment rate (along with Utah) at 2.1%. Although this is up slightly from 1.8% last quarter, it is still indicative of a very healthy economy.
Prices for three of the four major agriculture commodities (corn, soybeans, hogs and cattle) have risen by double digits over the past year. All-in-all, the state continues to be in relatively good shape by nearly every financial metric.
From a legislative standpoint, the state government recently passed tax cuts that could amount to $900 million a year, and while this is certainly good news for most Nebraska taxpayers, we will be closely monitoring any negative impacts on credits we own. We remain focused on uncovering value and avoiding issuers that face deteriorating credit profiles, ensuring we preserve capital over the cycle. Consistent with that, our preference for higher quality general obligation and essential-service revenue bonds remains unchanged.
As always, we remain committed to seeking prudent, value-enhancing investment opportunities consistent with our disciplined approach of managing for the long-term.

NEBRASKA TAX-FREE FUND (Unaudited)
Annual Report 2022

Return of a $10,000 Investment as of March 31, 2022
Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower to higher. Total returns include change in share price, reinvestment of dividends and capital gains. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit our website at www.tributaryfunds.com.
(†) The Fund’s Institutional Plus Class performance for periods prior to the commencement of operations (1/1/16) is that of a common trust fund managed by First National Bank of Omaha. The common trust fund commenced operations on December 31, 2007.
(††) The expense ratios are from the Fund’s prospectus dated August
1, 2021. Net expense ratios are net of contractual waivers which are in effect through August 1, 2022.
(*) Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment performance reflects contractual fee waivers in effect for certain periods.
Without these fee waivers, the performance would have been lower.
The line chart assumes an initial investment of $10,000 made on March 31,
2012. Total return is based on net change in net asset value (“NAV”) assuming reinvestment of all dividends and other distributions.
The Bloomberg Barclays 1-15 Year Municipal Blend Index represents the performance of municipal bonds with maturities from 1 to 17 years. The
Bloomberg Barclays Municipal Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed tax exempt bond market. The index includes state and local general obligation, revenue, insured, and pre-refunded bonds. The Bloomberg Barclays Municipal Bond
Index was incepted in January 1980. The index does not reflect the fees and expenses associated with a mutual fund, such as investment management, administration and other operational fees. Investors cannot invest directly in the index.
Portfolio Composition as of March 31, 2022
Percentage Based on Total Value of Investments
(Portfolio composition is subject to change)
Municipals 98.5%
U.S. Government Mortgage Backed Securities 1.4%
Short-Term Investments 0.1%
100.0%
Average Annual Total Returns for the Year Ended March 31, 2022*
1 Year 5 Year 10 Year
Tributary Nebraska Tax-Free Fund —
Institutional Plus Class † -4.17% 1.62% 2.06%
Bloomberg Barclays 1-15 Year Municipal
Blend Index (1-17) -4.21% 2.12% 2.40%
Bloomberg Barclays Municipal Bond
Index -4.47% 2.52% 2.88%
Prospectus Expense Ratio (Gross/Net)††  0.67%  0.45%
Expense Ratio for the Year Ended March
31, 2022 (Gross/Net)  0.68% 0.45%

BALANCED FUND (Unaudited)
Annual Report 2022

Investment Objective
The Tributary Balanced Fund seeks capital appreciation and current income.
Manager Commentary
For the fiscal year ended March 31, 2022, the Tributary Balanced Fund return was +6.79% (Institutional Plus Class). As compared to the Composite Index
(60% Russell 3000; 40% Barclays Capital U.S. Intermediate Government/
Credit), the Fund outperformed the benchmark return of +5.44%.
There are three primary drivers of relative performance. First, the asset allocation mix between stocks, bonds and cash. For the latest fiscal year, the portfolio management team overweighted equities with an average allocation of 64.0%, and underweighted bonds with an average exposure of 31.4%. As equities outperformed bonds, this tactical decision had a positive impact on relative performance. Second, fixed income returns positively impacted relative performance. Individual bond holdings lost -3.65%, ahead of the Barclays
Capital U.S. intermediate decline of -4.06%. Third, strong stock selection was the primary reason for the relative outperformance of the Fund. Individual stock holdings returned +14.18%, well above the Russell 3000 Index return of +11.92%.
In equities, strong returns in four sectors led to the outperformance:
information technology, healthcare, communication services and industrials.
The top five contributors were NVIDIA (information technology), Apple
(information technology), Eli Lilly (healthcare), Costco Wholesale (consumer staples) and Edwards Lifesciences (healthcare). Not owning PayPal and
Walt Disney contributed to relative returns. Stock selection was negative in energy, basic materials and consumer discretionary. The bottom five detractors from performance include Rent-A-Center (consumer discretionary), IAA
(industrials), Timken (industrials), Lamb Weston (consumer staples) and Citrix
Systems (information technology). Not owning Tesla and Berkshire Hathaway negatively impacted relative returns. For the last year, our sector allocation negatively impacted returns, primarily from the overweight allocation to communication services, and the low exposure to energy.
In fixed income, the largest driver of returns over the past year was the lower duration exposure compared to the benchmark, given the increase in bond yields. Other positive impacts include the Fund’s curve positioning, yield advantage and security selection. In the last quarter, our overweight position in corporate credit and non-agency CMBS detracted from returns. With respect to portfolio activity and positioning, there has been no significant portfolio shifts. The Fund has maintained a high-quality approach to the fixed income market with an Aa3 weighted average credit rating.
As we enter this fiscal year, the macro-environment has changed significantly with the acceleration in inflation. Over the last year, the consumer price index
(CPI) increased by 8.5%, led by energy and food. Core CPI increased by 6.5%
in March indicating broad inflation in many categories. Excess liquidity in the economy from low interest rates and federal government stimulus activities have contributed to a rise in prices. Labor market tightness has contributed to wage inflation as job openings exceed labor availability. While some factors may prove temporary, specifically industries experiencing supply chain disruption, inflation will likely remain persistently higher than the Federal
Reserve 2% target. As a result, the Fed has begun to raise interest rates with market expectations for an aggressive tightening of monetary policy in 2022.
The change in the macro-environment has led to volatility in both the bond and stock market. In fixed income, all interest rates have increased with the rise notable in short-term bond securities. Beyond the impact on the U.S. economy, which will primarily be felt in 2023, rising interest rates have affected equity valuations. As of March 31st, the U.S. broad market is trading on a price-to-
earnings ratio of almost 19x. Although the valuation remains a premium to historical averages, the level has compressed from the 22x multiple from a year ago. A primary factor in the outlook for equities is the expectations for profit growth. Current earnings estimates are for 9.6% growth for U.S. equities with small and mid-cap company forecasts modestly higher than large companies.
We believe profit gains may be more muted as companies face difficult earnings comparisons and the global economy slows. As a result, we have we have lowered the risk in the Fund and reduced our target stock allocation toward the 60% level. We also expect to maintain a higher cash allocation than normal until we see signs of inflation moderation and interest rate stability. Within equities, we have become slightly more defensive with our exposure. Changes recently implemented include reducing the equity beta and tilting the Fund to economically stable sectors like consumer staples, healthcare, real estate and utilities. In fixed income, we have trimmed our corporate bond exposure and continue to find attractive opportunities in private label mortgage-backed securities. We have been active in structured credit, especially in floating rate bonds given the Federal Reserve’s tightening policy. We continue to closely monitor the changing economic and market environment and will further adjust Fund allocations as warranted.

BALANCED FUND (Unaudited)
Annual Report 2022

Return of a $10,000 Investment as of March 31, 2022
Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower to higher. Total returns include change in share price, reinvestment of dividends and capital gains. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit our website at www.tributaryfunds.com.
(†) The expense ratios are from the Fund’s prospectus dated August 1, 2021.
Net expense ratios are net of contractual waivers which are in effect through
August 1, 2022.
(*) Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment performance reflects contractual fee waivers in effect for certain periods. Without these fee waivers, the performance would have been lower.
The line chart assumes an initial investment of $10,000 made on March 31, 2012.
Total return is based on net change in net asset value (“NAV”) assuming reinvestment of all dividends and other distributions.
The performance of Institutional Plus Class will be different than Institutional Class based on differences in fees borne by each class. The Composite Index is intended to provide a single benchmark that more accurately reflects the composition of securities held by the Fund. Sixty percent of the Composite Index is comprised of the Russell
3000 Index and forty percent of the Composite index is comprised of the Bloomberg
Barclays U.S. Intermediate Government/Credit Bond Index. The Russell 3000 Index
seeks to be a benchmark of the entire U.S. stock market. More specifically, this index encompasses the 3,000 largest U.S.-traded stocks, in which the underlying companies are all incorporated in the U.S. The Bloomberg Barclays U.S. Intermediate
Government/Credit Bond Index is a market value weighted performance benchmark for government and corporate fixed-rate debt issues (rated Baa/BBB or higher) with maturities between one and ten years. The indices are unmanaged and do not reflect the deduction of fees or taxes associated with a mutual fund, such as investment management, administration and other operational fees. Investors cannot directly invest in the indices.
Portfolio Composition as of March 31, 2022
Percentage Based on Total Value of Investments
(Portfolio composition is subject to change)
Information Technology 19.0%
Financials 11.0%
Government Securities 11.0%
Consumer Discretionary 8.9%
Health Care 8.4%
Industrials 7.6%
Communication Services 7.2%
Short-Term Investments 4.6%
Consumer Staples 4.4%
Non-Agency Commercial Mortgage Backed Securities 3.8%
Asset Backed Securities 3.7%
Real Estate 2.3%
Utilities 2.1%
Materials 2.0%
Energy 1.9%
Non-Agency Residential Mortgage Backed Securities 1.4%
U.S. Government Mortgage Backed Securities 0.7%
100.0%
Average Annual Total Returns for the Year Ended March 31, 2022*
1 Year 5 Year 10 Year
Tributary Balanced Fund — Institutional
Class 6.65% 9.94% 8.61%
60% Russell 3000, 40% Barclays US
Intermediate Gov /Credit 5.44% 10.13% 9.40%
Bloomberg Barclays US Intermediate
Government/Credit Bond Index -4.10% 1.81% 1.85%
Russell 3000 Index 11.92% 15.40% 14.28%
Prospectus Expense Ratio (Gross/Net)†  1.30%  0.98%
Expense Ratio for the Year Ended March
31, 2022 (Gross/Net) 1.28%   1.00%
1 Year 5 Year 10 Year
Tributary Balanced Fund — Institutional
Plus Class 6.79% 10.14% 8.83%
60% Russell 3000, 40% Barclays US
Intermediate Gov /Credit 5.44% 10.13% 9.40%
Bloomberg Barclays US Intermediate
Government/Credit Bond Index -4.10% 1.81% 1.85%
Russell 3000 Index 11.92% 15.40% 14.28%
Prospectus Expense Ratio (Gross/Net)†  1.05% 0.80%
Expense Ratio for the Year Ended March
31, 2022 (Gross/Net)  1.03%  0.81%

GROWTH OPPORTUNITIES FUND (Unaudited)
Annual Report 2022

Investment Objective
The Tributary Growth Opportunities Fund seeks long-term capital appreciation.
Manager Commentary
For the fiscal year ending March 31, 2022, the Tributary Growth Opportunities
Fund delivered a loss of -6.25% (Institutional Plus Class at NAV) compared to the Russell Midcap Growth Index loss of -0.89%, underperforming the benchmark by approximately 5.3%.
In terms of what drove performance, weak stock selection in the information technology and healthcare sectors accounted for most of the detraction, with the former losing -3.6% for the year and the latter delivering a -15.2%
loss. In technology, DocuSign (down 47%) was our weakest contributor, as the company reported slowing growth after a period of well-above activity during the peak of the COVID-19 pandemic. We also encountered significant weakness in EPAM Systems (down 25%) late in the fiscal year due to its significant exposure of its labor force in war-torn Ukraine.
In the healthcare sector, we were again affected by not owning Moderna, which gained 68% on momentum in its COVID-19 vaccine business. This stock was held in the benchmark index for only 6 months before graduating to the Russell Top 200 Index—but during that brief period, it was the largest holding in the mid cap growth segment. We also saw weak performance from
Masimo (down 37%), a company that specializes in hospital-based pulse oximeter equipment. The company’s shares saw a quick and decisive decline upon the announcement of a $1 billion acquisition of a consumer electronics company, from which analysts and investors alike did not see the strategic merits of the potential deal.
We did have a few bright spots during the year that provided partial offsets to performance. We performed very well in consumer staples where our
34% return was decidedly better that the 16% loss in the Index. Kroger (up
62%) was a standout performer, primarily due to the company’s ability to pass through price increases for food and other staple items during a period of elevated inflation. For similar reasons, Church & Dwight (up 15%) also performed relatively well.
Apart from consumer staples, we also had solid contributions in the industrials
(3.6% outperformance) and consumer discretionary (3.5% outperformance)
sectors.
We also made very solid decisions on our sector weightings, highlighted by our decision to significantly underweight a poor performing communication services group, which saw an annual decline of -46%. On average, we maintained a weighting about 1.25% below the 4.8% weighting in the benchmark during the year. We also benefitted from our overweight position in industrials and energy. Diamondback Energy (up 90%) was by far our best performing stock for the year.
From an economic and portfolio positioning perspective, low interest rates and a continued period of quantitative easing (QE) from the Federal Reserve and other global central banks set the stage for aggressive “risk-on” activity from investors. In the Mid Cap Growth segment, the preference for high and accelerating growth over our well documented “growth-at-a-reasonable-price”
(GARP) philosophy did not do the Fund any favors from a portfolio positioning standpoint—especially as revenue and earnings growth accelerated early in the fiscal year.
As the fiscal year progressed, it became apparent that peak growth in revenue and earnings was fast approaching for many companies, especially in the faster growing technology and healthcare sectors. In hindsight, we were not positioned as well as we had hoped, with many of our holdings seeing significant compression in earnings multiples as earnings growth decelerated.
One such example is Ring Central (down 60%), a telecommunications-based technology company that saw its price-to-earnings multiple cut in half after the company slowed its growth outlook from 35% to 31%. As mentioned earlier, DocuSign declined for similar reasons, though the growth decline and forward estimate reduction was far more dramatic.
As we entered the second half of the fiscal year, it was also becoming apparent that higher inflation was emerging as a central theme. Companies with solid commodity exposures (e.g., energy) as well as companies demonstrating solid pricing power (e.g., staples) were quickly coming into favor. With persistent inflationary pressures present on both the goods and services side, the Federal
Reserve and other central banks were faced with pivoting monetary policy away from its past accommodative stance. As we exit the current fiscal year, the Fed has started the process of raising interest rates. And as the calendar year progresses in 2022, higher rates and a reversal of QE to trend of quantitative tightening (QT) has signaled a more uncertain year ahead for revenue and earnings growth.
As for the Fund, we formally announced the closing and liquidation of the
Tributary Growth Opportunities Fund to be completed by April 29, 2022.
To that end, we have spent the final quarter of the fiscal year positioning the
Fund for increased liquidity and eventual liquidation. To date, the liquidation process is progressing smoothly.
In terms of portfolio changes during this period, the most significant has been the recent addition of three Mid Cap-related exchange-traded funds (ETFs)—
which we expect to use as a source of equity market performance and increased liquidity, especially during the Fund’s final weeks. We have also gravitated towards holding slightly more cash.
As the Fund enters the final stages of winding down, we do look back at a fiscal year that was disappointing in many respects. Our disciplined approach of owning higher quality and solid secular growth names simply did not perform to our expectations. While our cyclical positioning and allocation decisions were solid, our ability to navigate changes in the higher secular growth sectors in the market did not meet with much success. Despite the challenges, it was a pleasure serving as portfolio manager of the Fund.

GROWTH OPPORTUNITIES FUND (Unaudited)
Annual Report 2022

Return of a $10,000 Investment as of March 31, 2022
Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower to higher. Total returns include change in share price, reinvestment of dividends and capital gains. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit our website at www.tributaryfunds.com.
(†) The expense ratios are from the Fund’s prospectus dated August 1, 2021.
Net expense ratios are net of contractual waivers which are in effect through
August 1, 2022.
(*) Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment performance reflects contractual fee waivers in effect for certain periods. Without these fee waivers, the performance would have been lower.
The line chart assumes an initial investment of $10,000 made on March 31, 2012.
Total return is based on net change in net asset value (“NAV”) assuming reinvestment of all dividends and other distributions.
The performance of Institutional Plus Class will be different than Institutional Class based on differences in fees borne by each class.
The Russell Midcap Growth Index measures the performance of the mid-cap growth segment of the U.S. equity universe. It includes those Russell Midcap Index companies with higher price-to-book ratios and higher forecasted growth values. The Fund’s primary index is the Russell Midcap Growth Index, however to provide a broader market comparative, the S&P 500 Index is a secondary benchmark. The S&P 500
Index is a broad based index of 500 selected common stocks, most of which are listed on the New York Stock Exchange, that measures the U.S. stock market as a whole.
The index is heavily weighted towards stocks with large market capitalizations and represents approximately two-thirds of the total market value of all domestic common stocks. The indices are unmanaged and do not reflect the deduction of fees or taxes associated with a mutual fund, such as investment management, administration and other operational fees. Investors cannot directly invest in the indices.
Portfolio Composition as of March 31, 2022
Percentage Based on Total Value of Investments
(Portfolio composition is subject to change)
Information Technology 31.4%
Health Care 14.6%
Industrials 14.4%
Consumer Discretionary 13.9%
Financials 4.3%
Communication Services 2.6%
Materials 1.7%
Consumer Staples 1.5%
Energy 1.4%
Real Estate 1.4%
Exchange Traded Funds 9.8%
Short-Term Investments 3.0%
100.0%
Average Annual Total Returns for the Year Ended March 31, 2022*
1 Year 5 Year 10 Year
Tributary Growth Opportunities Fund —
Institutional Class -6.42% 12.05% 11.22%
Russell Midcap Growth Index -0.89% 15.10% 13.52%
S&P 500® Index 15.65% 15.99% 14.64%
Prospectus Expense Ratio (Gross/Net)†  1.34% 1.05%
Expense Ratio for the Year Ended March
31, 2022 (Gross/Net)  1.31% 1.06%
1 Year 5 Year 10 Year
Tributary Growth Opportunities Fund —
Institutional Plus Class -6.25% 12.24% 11.44%
Russell Midcap Growth Index -0.89% 15.10% 13.52%
S&P 500® Index 15.65% 15.99% 14.64%
Prospectus Expense Ratio (Gross/Net)†  0.97% 0.89%
Expense Ratio for the Year Ended March
31, 2022 (Gross/Net)  0.97% 0.89%

SMALL/MID CAP FUND (Unaudited)
Annual Report 2022

Investment Objective
The Tributary Small/Mid Cap Fund seeks long-term capital appreciation.
Manager Commentary
For the year ended March 31, 2022, the Tributary Small/Mid Cap Fund returned +11.8% (Institutional Plus Class) compared to +0.3% for the Russell
2500 Index and +7.7% for the Russell 2500 Value Index.
From an investment style standpoint, several factors provided a favorable backdrop for the Fund’s value-oriented, quality-focused discipline over the past twelve months. In the Russell 2500 Index, value stocks outperformed growth stocks, with the Russell 2500 Value Index rising +7.7% compared to a -10.1% decline in the Russell 2500 Growth Index. Profitable companies in the Russell 2500 outperformed unprofitable companies by a margin of +5.8%
versus -22.8%. Among profitable companies, high valuation underperformed, with the highest Price/Earnings (forward twelve months) quintile posting the lowest return (down -1.1%). On a market cap basis, performance was linear.
The highest market cap quintiles in the index posted the best performance, while the smallest market cap quintiles performed the worst. The lowest market cap quintile, which includes companies with market caps under $400 million, was most noteworthy with a decline of -12.4%
The Tributary Small/Mid Cap Fund’s strongest relative performance over the past twelve months came from the healthcare, industrials, consumer staples and financials sectors. In the healthcare sector, the Fund’s return of +18.5%
far exceeded the -19.7% loss posted by the Russell 2500 healthcare sector.
Strong performance by portfolio holdings AMN Healthcare and PerkinElmer, combined with no exposure to the underperforming biotech industry group
(down -37%) drove returns. The Fund’s industrial holdings rose +16.6%
over the last twelve months, well ahead of the 0.0% return generated by the index sector. Key contributors included Robert Half International,
Carlisle Companies, and Quanta Services. With a strong year from Coca Cola
Consolidated, the Fund posted a +34.6% return in the consumer staples sector, versus a -6.1% loss for the Russell 2500 sector. Financials rose +16.5%
in the portfolio, compared to a +6.6% return for the comparable sector in the benchmark. Arthur J. Gallagher, Cullen/Frost Bankers, and Markel were the key performance drivers for the portfolio.
The Fund’s weakest relative performance over the last year came from the energy and materials sectors. Despite strong absolute returns from Fund holdings Pioneer Natural Resources and CNX Resources over the last year, soaring oil and natural gas prices propelled the Russell 2500 energy sector to a +83.1% return, besting the Fund’s +52.7% in the sector. In the materials sector, higher commodity prices drove a +21.3% return for the index, while the Fund experienced a -2.3% loss in the sector due in part to a weak return from RPM International.
The Fund initiated eight new positions over the past twelve months,
Blackbaud, Pacira Biosciences, Cambium Networks, Moelis & Company,
Atlantic Union Bankshares, Power Integrations, Brown & Brown and Molina
Healthcare. Four positions were sold over the past year, Leidos Holdings,
United Bankshares, Bottomline Technologies and Arthur J. Gallagher.
Portfolio holdings remained diversified across market sectors, in line with our investment philosophy.
From a broad market perspective, investors are currently focused on several key issues. In an effort to rein in inflation, the Fed is currently engaged in the process of raising interest rates and shrinking its balance sheet. Meanwhile, the economy wrestles with high inflation, elevated oil prices, and shortages of labor and materials. Freight logistics and capacity remain a significant concern as well. A surge in COVID cases related to the Omicron variant in early 2022 has subsided, but further variants and case spikes will remain a risk for the foreseeable future, as evidenced by recent events and lockdowns in Shanghai.
Adding to concerns is Russia’s invasion of Ukraine and the global geopolitical repercussions. Housing, which has been robust due to low mortgage rates and high demand, may be challenged in the coming months as mortgage rates climb. The U.S. consumer continues to spend, encouraged in part by low unemployment and rising wages. But the combination of the aforementioned events and trends will certainly test that resiliency. Furthermore, the possibility that all of this culminates in a recession has been a more frequent topic of conversation in the opening months of 2022. Recognizing that numerous economic and policy related risks exist, we will continue to focus on managing risk by investing in a diversified portfolio of quality companies with favorable prospects and attractive valuations, while keeping our eyes on the long-term capability of our holdings to grow their intrinsic values.
Return of a $10,000 Investment as of March 31, 2022

SMALL/MID CAP FUND (Unaudited)
Annual Report 2022

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower to higher. Total returns include change in share price, reinvestment of dividends and capital gains. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit our website at www.tributaryfunds.com.
(†) The expense ratios are from the Fund’s prospectus dated August 1,
2021. Net expense ratios are net of contractual waivers which are in effect through August 1, 2022.
(††) Commencement date for the Institutional and Institutional Plus Class was August 2, 2019 and August 1, 2019, respectively.
(*) Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment performance reflects contractual fee waivers in effect for certain periods.
Without these fee waivers, the performance would have been lower.
The line chart assumes an initial investment of $10,000 made on August 2,
2019. Total return is based on net change in net asset value (“NAV”) assuming reinvestment of all dividends and other distributions.
The performance of Institutional Plus Class will be different than Institutional
Class based on differences in fees borne by each class.
The Russell 2500 Index measures the performance of the small to midcap segment of the U.S. equity universe, commonly referred to as “smid” cap.
The Russell 2500 Index is a subset of the Russell 3000®Index. It includes approximately 2500 of the smallest securities based on a combination of their market cap and current index membership. The Russell 2500 Index is constructed to provide a comprehensive and unbiased barometer for the small to mid-cap segment. The index is completely reconstituted annually to ensure larger stocks do not distort the performance and characteristics of the true small to mid-cap opportunity set. The Russell 2500 Value Index measures the performance of the small to mid-cap value segment of the U.S. equities universe. It includes those Russell 2500 companies that are considered more value oriented relative to the overall market as defined by Russell’s leading style methodology. The Russell 2500 Value Index is constructed to provide a comprehensive and unbiased barometer of the small to mid-cap growth market. The index is completely reconstituted annually to ensure larger stocks do not distort the performance and characteristics of the true small to mid-cap opportunity set and that the represented companies continue to reflect value characteristics. The indices are unmanaged and do not reflect the deduction of fees or taxes associated with a mutual fund, such as investment management, administration and other operational fees. Investors cannot directly invest in the indices.
Portfolio Composition as of March 31, 2022
Percentage Based on Total Value of Investments
(Portfolio composition is subject to change)
Industrials 18.1%
Information Technology 17.7%
Financials 15.5%
Health Care 13.3%
Consumer Discretionary 10.4%
Real Estate 7.8%
Consumer Staples 4.3%
Materials 3.3%
Energy 3.2%
Communication Services 2.8%
Utilities 2.6%
Short-Term Investments 1.0%
100.0%
Average Annual Total Returns for the Year Ended March
31, 2022*
1 Year
Since
Inception ††
Tributary Small/Mid Cap Fund —
Institutional Class 11.58% 17.76%
Russell 2500 Index 0.34% 15.04%
Russell 2500 Value Index 7.73% 14.84%
Prospectus Expense Ratio (Gross/Net)†  77.99% 1.20%
Expense Ratio for the Year Ended March
31, 2022 (Gross/Net)  33.98% 0.95%
1 Year
Since
Inception ††
Tributary Small/Mid Cap Fund —
Institutional Plus Class 11.77% 18.05%
Russell 2500 Index 0.34% 14.61%
Russell 2500 Value Index 7.73% 14.47%
Prospectus Expense Ratio (Gross/Net)†  3.03% 0.95%
Expense Ratio for the Year Ended March
31, 2022 (Gross/Net)  2.12%  0.95%

SMALL COMPANY FUND (Unaudited)
Annual Report 2022

Investment Objective
The Tributary Small Company Fund seeks long-term capital appreciation.
Manager Commentary
Investors had a lot to consider in the last year - inflation, interest rates, a new
COVID-19 variant and geopolitical issues. Inflation was a constant concern as raw materials prices climbed, labor was hard to find, freight costs increased and disrupted supply chains were still trying to recover from the fallout of
COVID-19 restrictions. How the Federal Reserve would tame rising inflation while not stalling economic growth was debated in the financial press with each new economic datapoint. In November of 2021, the Federal Reserve unveiled its plan to taper bond purchases, and by the end of March 2022, they lifted interest rates a quarter of a point and planned to raise rates six more times in calendar year 2022.
Beginning in late November of 2021, the market would be faced with a new
COVID-19 variant called Omicron. According to the Centers for Disease
Control and Prevention, Omicron was originally detected in Botswana and
South Africa in early November. By November 26th, the World Health
Organization would classify Omicron as a Variant of Concern. By December
1, the first confirmed case of Omicron was identified in the United States.
The initial stock market reaction was clearly negative. But fears would ease somewhat, as relatively positive information would emerge on the severity of illness and the effectiveness of current vaccines on the new variant.
Regarding geopolitics, a buildup of Russian military forces on the boarder of the Ukraine in November of 2021 was eventually followed by an invasion in
February of 2022. This action by Russia certainly had an impact on several commodities, particularly oil prices, and introduced a destabilizing factor that businesses and monetary policy authorities will have to navigate moving forward.
For the year ended March 31, 2022, the Tributary Small Company Fund returned +9.16% (Institutional Class at NAV) and +9.41% (Institutional Plus
Class at NAV) compared to -5.79% for the Russell 2000 Index and +3.32%
for the Russell 2000 Value Index. The Tributary Small Company Fund beat the Russell 2000 in all four quarters over the last 12 months. The positive absolute return of just over 9% and the significant relative outperformance against the Russell 2000 benchmark of nearly fifteen percentage points was a very satisfying result.
The strong returns for the Fund relative to the Russell 2000 were a function of a favorable macro backdrop and strong fundamentals exhibited by our companies.
Our higher quality companies and value-oriented investment philosophy benefitted from general stock market return trends over the last 12 months. In the Russell 2000, companies with higher returns on investment were favored and companies with higher dividend yields were also quite strong. Stocks in the
Russell 2000 with positive projected earnings performed considerably better than those with negative projected earnings. Lastly, value stocks considerably outperformed growth stocks. All of these trends typically benefit our portfolio.
Additionally, our portfolio of companies reported strong business fundamentals over the last 12 months. According to internal analysis and third-party data providers, our companies’ sales and earnings results exceeded investor expectations at a higher rate than those being reported in aggregate by the Russell 2000 Index companies. We believe the strong financial results reported by our companies helped the portfolio outperform over the course of the last year.
The Fund’s two strongest economic sectors compared to the Russell 2000 were healthcare and information technology. In healthcare, the Fund benefitted from an underweight position in a poor performing biotech industry (-40% return in Russell 2000) and strong returns from Fund holdings AMN Healthcare
(+42%), Supernus Pharmaceuticals (+23%) and Pacira Biosciences (+9%). In
information technology, the Fund benefitted from strong performance in the semiconductor and semiconductor equipment industry, with Onto Innovations retuning +32%, Silicon Motion Technology (+29%) and Diodes (+9%). Also,
in IT services, ExlService Holdings returned +59% and Sykes Enterprises was
+21% over the last year.
The Fund’s two weakest economic sectors compared to the Russell 2000 were energy and materials. In the energy sector, our lone holding for the year was
CNX Resources (+41% return in the last 12 months), a natural gas-focused exploration and production company. As both oil and natural gas prices rose over the last year, the higher risk, higher levered, less hedged companies tended to do the best. CNX is a much more conservatively managed company from a leverage and hedging perspective. This more conservative approach likely led
CNX to underperform peer companies in the energy sector. In the materials sector, the Fund was a small relative underperformer as Kaiser Aluminum’s return of -12% offset the +9% return of Balchem Corporation.
Recognizing that numerous economic and policy related risks exist, we will continue to focus on managing risk by investing in a diversified portfolio of quality companies with favorable prospects at attractive valuations.

SMALL COMPANY FUND (Unaudited)
Annual Report 2022

Return of a $10,000 Investment as of March 31, 2022
Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower to higher. Total returns include change in share price, reinvestment of dividends and capital gains. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit our website at www.tributaryfunds.com.
(†) The expense ratios are from the Fund’s prospectus dated August 1,
2021. Net expense ratios are net of contractual waivers which are in effect through August 1, 2022.
(*) Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment performance reflects contractual fee waivers in effect for certain periods.
Without these fee waivers, the performance would have been lower.
The line chart assumes an initial investment of $10,000 made on March 31,
2012. Total return is based on net change in net asset value (“NAV”) assuming reinvestment of all dividends and other distributions.
The performance of Institutional Plus Class will be different than Institutional
Class based on differences in fees borne by each class.
The Russell 2000 Index measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000 Index is a subset of the
Russell 3000®Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2000 of the smallest securities based on a combination of their market cap and current index membership. The Russell 2000 Value Index measures the performance of small-cap value segment of the U.S. equities universe. It includes those
Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values. The indices are unmanaged and do not reflect the deduction of fees or taxes associated with a mutual fund, such as investment management, administration and other operational fees. Investors cannot directly invest in the indices.
Portfolio Composition as of March 31, 2022
Percentage Based on Total Value of Investments
(Portfolio composition is subject to change)
Industrials 18.4%
Financials 15.5%
Information Technology 15.0%
Health Care 14.9%
Consumer Discretionary 11.2%
Real Estate 7.0%
Consumer Staples 3.9%
Energy 3.4%
Utilities 3.2%
Materials 3.1%
Communication Services 2.3%
Short-Term Investments 2.1%
100.0%
Average Annual Total Returns for the Year Ended March 31, 2022*
1 Year 5 Year 10 Year
Tributary Small Company Fund —
Institutional Class 9.16% 7.97% 10.21%
Russell 2000 Index -5.79% 9.74% 11.04%
Russell 2000 Value Index 3.32% 8.57% 10.54%
Prospectus Expense Ratio (Gross/Net)†  1.34% 1.18%
Expense Ratio for the Year Ended March
31, 2022 (Gross/Net)  1.33% 1.18%
1 Year 5 Year 10 Year
Tributary Small Company Fund —
Institutional Plus Class 9.41% 8.20% 10.45%
Russell 2000 Index -5.79% 9.74% 11.04%
Russell 2000 Value Index 3.32% 8.57% 10.54%
Prospectus Expense Ratio (Gross/Net)†  1.05% 0.96%
Expense Ratio for the Year Ended March
31, 2022 (Gross/Net) 1.05%  0.96%

SCHEDULES OF PORTFOLIO INVESTMENTS
March 31, 2022
SHORT-INTERMEDIATE BOND FUND
Annual Report 2022
See accompanying Notes to Financial Statements.

Principal
Amount
Security
Description Value
Non-U.S. Government Agency Asset Backed Securities - 51.6%
Asset Backed Securities - 22.5%
$ 1,230,822 Affirm Asset Securitization Trust,
1.07%, 08/15/25 (a) $ 1,211,027
1,686,404 American Homes 4 Rent Trust, 3.68%,
12/17/36 (a) 1,679,695
2,020,000 AMSR Trust, 1.63%, 07/17/37 (a) 1,915,592
1,372,079 Amur Equipment Finance Receivables
IX, LLC, 0.75%, 11/20/26 (a) 1,345,032
80,000 ARM Master Trust LLC, 1.42%,
01/15/24 (a) 79,968
1,225,000 Atalaya Equipment Leasing Trust,
1.23%, 05/15/26 (a) 1,201,745
97,581 Brazos Higher Education Authority,
Inc. (USD 3 Month LIBOR + 0.85%),
1.11%, 07/25/29 (b) 97,635
1,100,000 Carvana Auto Receivables Trust, 0.49%,
03/10/26 1,067,608
1,383,859 Cascade Funding Mortgage Trust,
4.00%, 10/25/68 (a)(c) 1,385,916
910,608 CCG Receivables Trust REMIC, 0.54%,
12/14/27 (a) 901,539
2,112,556 CF Hippolyta Issuer, LLC, 1.69%,
07/15/60 (a) 1,996,259
6,852 Cloud Pass-Through Trust, 3.55%,
12/05/22 (a)(c) 6,855
1,440,338 Colony American Finance, Ltd., 1.83%,
03/15/50 (a) 1,377,763
577,769 Colony American Finance, Ltd., 1.17%,
12/15/52 (a) 536,014
605,086 Commonbond Student Loan Trust,
2.55%, 05/25/41 (a) 604,259
470,184 Commonbond Student Loan Trust,
3.87%, 02/25/46 (a) 472,890
780,000 Dell Equipment Finance Trust, 0.57%,
10/23/23 (a) 772,217
161,004 DLL Securitization Trust, 2.08%,
02/21/23 (a) 161,074
1,190,000 DLLMT, LLC, 1.00%, 07/21/25 (a) 1,147,988
872,311 ELFI Graduate Loan Program, LLC,
1.73%, 08/25/45 (a) 822,548
1,787,014 FirstKey Homes Trust, 1.34%,
08/17/37 (a) 1,670,525
551,489 Freed ABS Trust, 5.50%, 06/18/27 (a) 552,944
800,000 Freed ABS Trust, 1.41%, 03/20/28 (a) 787,517
175,205 Goal Capital Funding Trust (USD 3
Month LIBOR + 0.70%), 1.20%,
08/25/48 (a)(b) 174,611
1,528,241 Iowa Student Loan Liquidity Corp.
(USD 1 Month LIBOR + 0.67%),
1.13%, 08/25/70 (b) 1,499,222
Principal
Amount
Security
Description Value
$ 393,219 MMAF Equipment Finance, LLC,
2.84%, 11/13/23 (a) $ 394,160
1,414,376 Navient Student Loan Trust, 0.97%,
12/16/69 (a) 1,331,357
1,292,000 Navient Student Loan Trust (USD 1
Month LIBOR + 1.60%), 2.00%,
10/15/31 (a)(b) 1,301,988
1,325,513 NMEF Funding, LLC, 0.81%,
12/15/27 (a) 1,311,250
1,000,000 NMEF Funding, LLC, 2.58%,
10/16/28 (a) 987,258
1,423,053 North Texas Higher Education
Authority, Inc. (USD 1 Month LIBOR
+ 0.57%), 1.03%, 09/25/61 (b) 1,412,488
1,211,888 Oak Street Investment Grade Net Lease
Fund, 1.48%, 01/20/51 (a) 1,128,392
786,757 Pawnee Equipment Receivables, 2.29%,
10/15/24 (a) 787,649
950,000 Pawneee Equipment Receivables,
1.10%, 07/15/27 (a) 918,892
210,569 Preferred Term Securities XII, Ltd./
Preferred Term Securities XII, Inc.
(USD 3 Month LIBOR + 0.70%),
1.62%, 12/24/33 (a)(b) 208,547
52,630 Preferred Term Securities XII, Ltd./
Preferred Term Securities XII, Inc.
(USD 3 Month LIBOR + 0.53%),
1.45%, 12/24/33 (a)(b) 51,994
297,908 Progress Residential Trust, 2.27%,
09/17/36 (a) 289,055
875,000 Progress Residential Trust, 2.69%,
10/17/36 (a) 860,678
1,753,448 Progress Residential Trust, 1.05%,
04/17/38 (a) 1,602,597
1,097,400 SLM Student Loan Trust (USD 3
Month LIBOR + 1.00%), 1.26%,
10/25/22 (b) 1,095,700
967,867 SLM Student Loan Trust (USD 3
Month LIBOR + 1.65%), 1.91%,
07/25/22 (b) 969,114
555,649 SLM Student Loan Trust (USD 3
Month LIBOR + 1.70%), 1.96%,
07/25/23 (b) 557,634
692,826 SLM Student Loan Trust (USD 3
Month LIBOR + 1.50%), 1.76%,
04/25/23 (b) 694,031
911,883 SMB Private Education Loan Trust,
2.70%, 05/15/31 (a) 903,327
37,995 SoFi Consumer Loan Program Trust,
2.02%, 01/25/29 (a) 38,015
829,627 Sofi Professional Loan Program Trust,
1.03%, 08/17/43 (a) 774,493

SCHEDULES OF PORTFOLIO INVESTMENTS
March 31, 2022
SHORT-INTERMEDIATE BOND FUND
Annual Report 2022
See accompanying Notes to Financial Statements.

Principal
Amount
Security
Description Value
$ 684,563 Sofi Professional Loan Program Trust,
3.59%, 01/25/48 (a) $ 688,893
1,014,386 SoFi Professional Loan Program Trust,
1.14%, 02/15/47 (a) 943,842
707,268 Sofi Professional Loan Program, LLC,
3.09%, 08/17/48 (a) 707,153
636,824 Sofi Professional Loan Program, LLC
(USD 1 Month LIBOR + 1.20%),
1.66%, 06/25/33 (a)(b) 637,505
1,836,571 Stack Infrastructure Issuer, LLC, 4.54%,
02/25/44 (a) 1,844,783
224,215 Tricon American Homes Trust, 2.75%,
03/17/38 (a) 216,683
2,390,000 UNIFY Auto Receivables Trust, 0.98%,
07/15/26 (a) 2,304,683
1,420,000 Vantage Data Centers Issuer, LLC,
1.65%, 09/15/45 (a) 1,321,904
49,752,508
Non-Agency Commercial Mortgage Backed Securities - 18.0%
1,630,000 BANK 2019-BNK16, 3.93%, 02/15/52 1,649,233
1,840,000 Barclays Commercial Mortgage Trust,
3.04%, 11/15/52 1,829,617
1,615,000 BPR Trust (USD 1 Month LIBOR +
1.25%), 1.65%, 02/15/29 (a)(b) 1,603,720
1,077,930 BX Commercial Mortgage Trust (USD
1 Month LIBOR + 1.00%), 1.40%,
11/15/32 (a)(b) 1,070,132
1,475,000 BX Trust (USD 1 Month LIBOR +
0.95%), 1.35%, 09/15/36 (a)(b) 1,443,584
950,000 BX Trust (USD 1 Month LIBOR +
0.90%), 1.30%, 10/15/36 (a)(b) 931,509
860,000 BX Trust (USD 1 Month LIBOR +
0.85%), 1.25%, 11/15/38 (a)(b) 848,465
510,000 BX Trust (USD 1 Month LIBOR +
0.70%), 1.10%, 01/15/34 (a)(b) 498,931
2,000,000 BXHPP Trust (USD 1 Month LIBOR +
0.65%), 1.05%, 08/15/36 (a)(b) 1,944,750
900,000 Cantor Commercial Real Estate
Lending, 3.62%, 04/15/24 901,042
1,166,000 CFCRE Commercial Mortgage Trust,
3.37%, 06/15/50 1,170,816
888,648 Citigroup Commercial Mortgage Trust,
3.85%, 11/10/46 898,209
1,215,641 Citigroup Commercial Mortgage
Trust Interest Only REMIC, 1.72%,
09/10/45 (a)(c) 1,381
921,807 COMM Mortgage Trust Interest Only
REMIC, 1.00%, 03/10/46 (c) 2,726
275,102 COMM Mortgage Trust REMIC,
3.39%, 08/10/47 276,880
Principal
Amount
Security
Description Value
$ 1,265,000 Cosmopolitan Hotel Mortgage Trust
REMIC (USD 1 Month LIBOR +
0.93%), 1.33%, 11/15/36 (a)(b) $ 1,260,248
1,600,000 GCT Commercial Mortgage Trust (USD
1 Month LIBOR + 0.80%), 1.20%,
02/15/38 (a)(b) 1,572,760
1,800,000 Goldman Sachs Mortgage Securities
Corp. Trust (USD 1 Month LIBOR +
0.95%), 1.35%, 10/15/36 (a)(b) 1,765,788
719,861 Goldman Sachs Mortgage Securities
Trust Interest Only REMIC, 0.00%,
08/10/44 (a)(c) 7
507,979 Harvest Commercial Capital Loan Trust,
3.29%, 09/25/46 (a)(c) 492,277
543,133 JPMBB Commercial Mortgage
Securities Trust, 3.32%, 03/17/49 545,877
338,826 JPMDB Commercial Mortgage
Securities Trust, 2.04%, 11/13/52 334,487
1,079,121 Key Commercial Mortgage Securities
Trust, 2.66%, 06/15/52 (a) 1,062,073
1,475,592 Key Commercial Mortgage Securities
Trust, 1.25%, 09/16/52 (a) 1,416,230
1,327,970 KKR Industrial Portfolio Trust (USD
1 Month LIBOR + 0.55%), 0.95%,
12/15/37 (a)(b) 1,300,482
1,785,000 KNDR 2021-KIND A (USD 1
Month LIBOR + 0.95%), 1.35%,
08/15/38 (a)(b) 1,765,253
610,000 MED Trust (USD 1 Month LIBOR +
0.95%), 1.35%, 11/15/38 (a)(b) 599,469
1,000,000 MHC Commercial Mortgage Trust
(USD 1 Month LIBOR + 0.80%),
1.20%, 04/15/38 (a)(b) 983,729
1,135,000 MHP 2022-MHIL, 1.12%, 01/15/27 (a)
(b) 1,112,234
1,130,265 Morgan Stanley Bank of America
Merrill Lynch Trust, 3.25%, 12/15/47 1,116,933
1,116,134 Morgan Stanley Bank of America
Merrill Lynch Trust Interest Only
REMIC, 0.90%, 12/15/48 (c) 5,574
597,348 Morgan Stanley Bank of America
Merrill Lynch Trust REMIC, 3.48%,
06/15/47 600,949
750,000 Ready Capital Mortgage Financing,
LLC, 1.76%, 01/25/37 (a)(b) 749,174
1,730,000 SREIT Trust (USD 1 Month LIBOR +
0.58%), 0.97%, 07/15/36 (a)(b) 1,678,384
860,843 Sutherland Commercial Mortgage Trust,
2.86%, 12/25/35 (a)(c) 816,153
816,033 Sutherland Commercial Mortgage Trust,
1.55%, 12/25/41 (a)(c) 754,078

SCHEDULES OF PORTFOLIO INVESTMENTS
March 31, 2022
SHORT-INTERMEDIATE BOND FUND
Annual Report 2022
See accompanying Notes to Financial Statements.

Principal
Amount
Security
Description Value
$ 925,000 Tricon Residential Trust, 3.86%,
04/17/39 (a) $ 924,997
1,290,000 TRTX Issuer, Ltd., 1.70%, 02/15/39 (a)
(b) 1,290,537
1,450,000 VASA Trust (USD 1 Month LIBOR +
0.90%), 1.30%, 07/15/39 (a)(b) 1,419,114
1,278,428 Velocity Commercial Capital Loan
Trust, 1.40%, 05/25/51 (a)(c) 1,185,205
15,948 Wells Fargo Commercial Mortgage
Trust REMIC, 2.53%, 10/15/45 15,938
39,838,945
Non-Agency Residential Mortgage Backed Securities - 11.1%
893,565 Angel Oak Mortgage Trust, 3.35%,
01/25/67 (a)(c) 881,280
184,947 Bayview Commercial Asset Trust
REMIC (USD 1 Month LIBOR +
0.87%), 1.33%, 12/25/33 (a)(b) 179,180
421,365 Bayview Financial Acquisition Trust
REMIC (USD 1 Month LIBOR +
2.33%), 2.77%, 05/28/44 (b) 421,039
537,759 BRAVO Residential Funding Trust,
0.85%, 11/25/69 (a)(b) 535,629
1,087,999 BRAVO Residential Funding Trust,
0.85%, 01/25/70 (a)(b) 1,083,284
512,799 BRAVO Residential Funding Trust,
2.50%, 05/26/59 (a)(c) 500,746
444,657 Brean Asset Backed Securities Trust,
1.40%, 10/25/63 (a)(c) 401,867
1,436,283 Cascade Funding Mortgage Trust,
2.80%, 06/25/69 (a)(c) 1,411,217
666,924 Cascade Funding Mortgage Trust, LLC,
0.95%, 12/26/30 (a)(c) 661,849
1,489,350 Cascade Funding Mortgage Trust, LLC,
0.80%, 02/25/31 (a)(c) 1,473,100
612,695 Citigroup Mortgage Loan Trust, 4.25%,
01/25/53 (a) 617,809
520,756 Citigroup Mortgage Loan Trust, 3.50%,
01/25/66 (a)(c) 516,909
53,003 Citigroup Mortgage Loan Trust REMIC,
4.00%, 01/25/35 (a)(c) 52,292
1,183 Credit Suisse First Boston Mortgage
Securities Corp. REMIC, 5.00%,
12/31/22 1,118
295,064 Credit Suisse Mortgage Trust, 2.50%,
07/25/28 (a)(c) 290,140
159,521 Credit-Based Asset Servicing &
Securitization, LLC REMIC (USD
1 Month LIBOR + 1.13%), 1.58%,
02/25/33 (b) 156,888
Principal
Amount
Security
Description Value
$ 27,064 Credit-Based Asset Servicing &
Securitization, LLC REMIC, 4.69%,
12/25/37 (a)(d) $ 26,979
199,842 CSMLT Trust, 3.00%, 10/25/30 (a)(c) 195,036
1,765,855 Finance of America HECM Buyout,
2.69%, 02/25/32 (a)(c) 1,732,172
547,010 Finance of America Structured Securities
Trust, 1.50%, 04/25/51 523,261
356,441 Freddie Mac Whole Loan Securities,
3.64%, 09/25/45 (c) 356,104
111,646 Goldman Sachs Mortgage-Backed
Securities Corp. Trust, 3.00%,
10/25/50 (a)(c) 111,570
336,936 Goldman Sachs Mortgage-Backed
Securities Corp. Trust, 2.63%,
01/25/59 (a)(c) 337,261
1,050,000 Mello Warehouse Securitization Trust
(USD 1 Month LIBOR + 0.80%),
1.26%, 11/25/53 (a)(b) 1,047,164
1,420,000 Mello Warehouse Securitization Trust
(USD 1 Month LIBOR + 0.70%),
1.16%, 02/25/55 (a)(b) 1,408,807
497,114 MFRA Trust, 1.79%, 08/25/49 (a)(c) 487,035
662,403 MFRA Trust, 0.85%, 01/25/56 (a)(c) 640,862
577,901 Mill City Mortgage Loan Trust, 2.75%,
07/25/59 (a)(c) 578,123
371,673 New Residential Mortgage Loan Trust,
4.50%, 05/25/58 (a)(c) 379,758
32,904 New Residential Mortgage Loan Trust
REMIC, 3.75%, 11/25/54 (a)(c) 32,836
55,566 New Residential Mortgage Loan Trust
REMIC, 3.75%, 05/28/52 (a)(c) 55,552
91,427 New Residential Mortgage Loan Trust
REMIC, 3.75%, 08/25/55 (a)(c) 91,133
725,867 Oceanview Mortgage Loan Trust,
1.73%, 05/28/50 (a)(c) 716,189
11,679 Residential Accredit Loans, Inc. Trust
REMIC (USD 1 Month LIBOR +
14.76%), 13.92%, 12/31/22 (b) 10,044
134 Residential Asset Securities Corp. Trust
REMIC, 3.87%, 05/25/33 (c) 134
5,085 Residential Asset Securitization Trust
REMIC, 3.75%, 12/31/22 5,152
1,277,585 RMF Buyout Issuance Trust, 1.26%,
11/25/31 (a)(c) 1,232,198
700,000 Towd Point Mortgage Trust, 3.75%,
10/25/56 (a)(c) 692,401
1,268,735 Towd Point Mortgage Trust, 2.75%,
06/25/57 (a)(c) 1,259,549
1,097,929 Towd Point Mortgage Trust, 3.25%,
07/25/58 (a)(c) 1,095,412

SCHEDULES OF PORTFOLIO INVESTMENTS
March 31, 2022
SHORT-INTERMEDIATE BOND FUND
Annual Report 2022
See accompanying Notes to Financial Statements.

Principal
Amount
Security
Description Value
$ 179,563 Towd Point Mortgage Trust, 3.25%,
07/25/58 (a)(c) $ 180,244
381,183 Towd Point Mortgage Trust, 3.00%,
11/25/58 (a)(c) 380,236
1,271,196 Towd Point Mortgage Trust, 2.25%,
11/25/61 (a)(c) 1,224,371
515,177 Towd Point Mortgage Trust REMIC,
2.75%, 10/25/56 (a)(c) 515,170
83,982 Towd Point Mortgage Trust REMIC,
2.75%, 04/25/57 (a)(c) 84,029
24,583,129
Total Non-U.S. Government Agency Asset Backed
Securities (Cost $117,446,794) 114,174,582
Corporate Bonds - 30.9%
Communication Services - 1.6%
2,364,000 AT&T, Inc., 1.70%, 03/25/26 2,237,965
525,000 Netflix, Inc., 4.38%, 11/15/26 545,966
738,000 Verizon Communications, Inc., 1.68%,
10/30/30 643,484
3,427,415
Consumer Discretionary - 5.6%
1,320,000 AMC Networks, Inc., 4.25%, 02/15/29 1,231,817
283,000 Dollar General Corp., 3.25%, 04/15/23 285,037
1,660,000 Dollar General Corp., 3.88%, 04/15/27 1,707,945
680,000 Hanesbrands, Inc., 4.63%, 05/15/24 (a) 690,200
2,275,000 Lennar Corp., 4.50%, 04/30/24 2,332,196
1,261,000 Levi Strauss & Co., 3.50%, 03/01/31 (a) 1,154,773
1,706,000 McDonald's Corp., MTN, 3.70%,
01/30/26 1,746,828
547,000 Newell Brands, Inc., 4.10%, 04/01/23 552,348
500,000 Newell Brands, Inc., 4.45%, 04/01/26 503,125
265,000 Starbucks Corp., 3.10%, 03/01/23 267,396
1,819,000 Whirlpool Corp., MTN, 3.70%,
03/01/23 1,836,371
12,308,036
Consumer Staples - 1.2%
440,000 Land O'Lakes Capital Trust I, 7.45%,
03/15/28 (a) 492,800
2,205,000 Reckitt Benckiser Treasury Services
PLC, 2.75%, 06/26/24 (a) 2,200,146
2,692,946
Energy - 0.5%
1,088,000 Valero Energy Corp., 2.85%, 04/15/25 1,074,981
Financials - 9.9%
670,000 AerCap Ireland Capital DAC/AerCap
Global Aviation Trust, 3.50%,
01/15/25 658,251
1,735,000 Bank of America Corp., 2.88%,
04/24/23 (c) 1,735,491
775,000 Bank of America Corp., MTN, 3.46%,
03/15/25 (c) 779,675
Principal
Amount
Security
Description Value
$ 1,120,000 Bank of America Corp., MTN, 2.02%,
02/13/26 (c) $ 1,078,055
2,261,000 Citigroup, Inc., 2.88%, 07/24/23 (c) 2,264,095
2,005,000 Intercontinental Exchange, Inc., 3.75%,
12/01/25 2,050,337
2,320,000 JPMorgan Chase & Co., 1.05%,
11/19/26 (c) 2,141,995
2,205,000 Morgan Stanley, 2.19%, 04/28/26 (c) 2,129,961
1,000,000 Morgan Stanley, GMTN, 3.75%,
02/25/23 1,015,729
1,490,000 Principal Life Global Funding II,
1.25%, 06/23/25 (a) 1,396,879
1,596,000 The Charles Schwab Corp. (callable at
100 beginning 06/01/25), 5.38%,
06/01/65 (c)(e) 1,643,880
2,810,000 The Goldman Sachs Group, Inc.,
0.67%, 03/08/24 (c) 2,750,309
2,215,000 Wells Fargo & Co., 3.75%, 01/24/24 2,255,455
21,900,112
Industrials - 5.4%
2,085,000 BMW US Capital, LLC, 2.80%,
04/11/26 (a) 2,056,995
2,125,000 Harman International Industries, Inc.,
4.15%, 05/15/25 2,172,304
2,305,000 Huntington Ingalls Industries, Inc.,
3.84%, 05/01/25 2,329,622
1,300,000 Roper Technologies, Inc., 1.00%,
09/15/25 1,206,129
1,850,000 TTX Co., 3.60%, 01/15/25 (a) 1,879,190
2,208,000 Volkswagen Group of America Finance,
LLC, 3.35%, 05/13/25 (a) 2,201,069
11,845,309
Information Technology - 4.8%
2,310,000 Advanced Micro Devices, Inc., 2.95%,
06/01/24 2,314,368
428,000 eBay, Inc., 2.75%, 01/30/23 430,700
250,000 eBay, Inc., 3.45%, 08/01/24 253,074
2,325,000 NXP BV/NXP Funding, LLC/NXP
USA, Inc., 2.70%, 05/01/25 (a) 2,253,507
1,195,000 Oracle Corp., 3.40%, 07/08/24 1,203,538
2,149,000 Telefonaktiebolaget LM Ericsson,
4.13%, 05/15/22 2,149,000
2,410,000 TSMC Global, Ltd., 0.75%,
09/28/25 (a) 2,231,839
10,836,026
Materials - 1.7%
2,167,000 Albemarle Corp., 4.15%, 12/01/24 2,216,569
1,510,000 The Mosaic Co., 4.25%, 11/15/23 1,541,976
3,758,545
Utilities - 0.2%
430,000 PacifiCorp, 2.95%, 06/01/23 430,643
Total Corporate Bonds (Cost $70,663,701) 68,274,013

SCHEDULES OF PORTFOLIO INVESTMENTS
March 31, 2022
SHORT-INTERMEDIATE BOND FUND
Annual Report 2022
See accompanying Notes to Financial Statements.

Principal
Amount
Security
Description Value
Government & Agency Obligations - 15.6%
GOVERNMENT SECURITIES - 12.5%
Municipals - 1.4%
$ 550,000 County of El Paso CO, Colorado RB,
1.20%, 06/01/25 $ 521,884
250,000 Douglas County School District No. 17/
NE, Nebraska GO, 1.23%, 06/15/25 239,576
240,000 Grand Island Public Schools, Nebraska
GO, 0.95%, 12/15/25 222,895
370,000 Little Co. of Mary Hospital of Indiana,
Inc., Indiana, 1.58%, 11/01/24 355,100
1,425,000 Nebraska Cooperative Republican Platte
Enhancement Project, Nebraska RB,
1.62%, 12/15/26 1,345,746
235,000 Nebraska Cooperative Republican Platte
Enhancement Project, Nebraska RB,
1.80%, 12/15/27 221,117
170,000 Scotts Bluff County School District No.
32, Nebraska GO, 0.76%, 12/01/24 160,978
170,000 Scotts Bluff County School District No.
32, Nebraska GO, 1.10%, 12/01/26 156,220
3,223,516
U.S. Treasury Securities - 11.1%
1,950,000 U.S. Treasury Note, 1.63%, 11/15/22 1,954,113
11,000,000 U.S. Treasury Note, 2.75%, 11/15/23 11,091,953
10,830,000 U.S. Treasury Note, 2.13%, 05/15/25 10,698,010
800,000 U.S. Treasury Note/Bond, 0.50%,
02/28/26 739,625
24,483,701
U.S. GOVERNMENT MORTGAGE BACKED SECURITIES - 3.1%
Federal Home Loan Mortgage Corp. - 1.6%
340,867 Federal Home Loan Mortgage Corp.,
3.50%, 10/25/46 334,896
436,548 Federal Home Loan Mortgage Corp.,
3.75%, 12/15/54 (d) 437,632
1,475,000 Federal Home Loan Mortgage Corp.,
2.11%, 12/15/25 1,463,724
389,195 Federal Home Loan Mortgage Corp.
Interest Only REMIC, 4.00%,
09/15/45 59,409
143,045 Federal Home Loan Mortgage Corp.
Interest Only REMIC, 4.00%,
11/15/43 11,809
118,189 Federal Home Loan Mortgage Corp.
Interest Only REMIC, 4.00%,
08/15/45 13,374
7,608 Federal Home Loan Mortgage Corp.
REMIC, 2.25%, 03/15/30 7,611
57,597 Federal Home Loan Mortgage Corp.
REMIC, 3.00%, 09/15/37 57,795
Principal
Amount
Security
Description Value
$ 310,665 Federal Home Loan Mortgage Corp.
REMIC, 3.50%, 06/15/50 $ 314,256
922,064 Seasoned Credit Risk Transfer Trust,
3.00%, 11/25/57 (c) 910,365
3,610,871
Federal National Mortgage Association - 0.2%
137,801 Federal National Mortgage Association
#AJ4087, 3.00%, 10/01/26 139,022
90,801 Federal National Mortgage Association
Interest Only, 2.84%, 07/25/22 (c) 1
305,100 Federal National Mortgage Association
Interest Only, 2.65%, 01/25/39 (c) 5,827
215,182 Federal National Mortgage Association
REMIC, 4.00%, 08/25/42 217,044
2,207 Federal National Mortgage Association
REMIC, 4.00%, 02/25/26 2,211
111,243 Federal National Mortgage Association
REMIC, 3.50%, 05/25/41 112,725
0 Federal National Mortgage Association
REMIC, 2.50%, 09/25/39 0
476,830
Government National Mortgage Association - 1.3%
1,344,187 Government National Mortgage
Association #511039, 6.30%,
12/15/40 1,345,437
115,355 Government National Mortgage
Association #559205, 7.25%,
09/15/31 115,463
154,747 Government National Mortgage
Association #559220, 7.00%,
01/15/33 154,891
106,833 Government National Mortgage
Association #610022, 5.60%,
08/15/34 106,932
330,550 Government National Mortgage
Association #632798, 5.13%,
11/15/34 330,858
523,711 Government National Mortgage
Association REMIC, 5.50%, 07/16/34 553,200
227,710 Government National Mortgage
Association REMIC, 3.25%,
11/16/52 (c) 225,865
2,832,646
Total Government & Agency Obligations (Cost
$35,675,951) 34,627,564

SCHEDULES OF PORTFOLIO INVESTMENTS
March 31, 2022
SHORT-INTERMEDIATE BOND FUND
Annual Report 2022
See accompanying Notes to Financial Statements.

Shares
Security
Description Value
Preferred Stocks - 0.2%
Financials - 0.2%
550 U.S. Bancorp, Series A (callable at 1,000
beginning 05/02/22), 8.75% (c)(e) $ 434,500
Total Preferred Stocks (Cost $564,328) 434,500
Short-Term Investments - 2.0%
Investment Company - 2.0%
4,496,161 BlackRock Liquidity Funds T-Fund
Portfolio, Institutional Shares,
0.01% (f) 4,496,161
Total Short-Term Investments (Cost $4,496,161) 4,496,161
Investments, at value - 100.3% (Cost $228,846,935) 222,006,820
Other liabilities in excess of assets - (0.3)% (691,055)
NET ASSETS - 100.0% $ 221,315,765
(a) 144a Security, which is exempt from registration under the Securities
Act of 1933. The Sub-Adviser has deemed this security to be liquid based on procedures approved by Tributary Funds’ Board of Directors.
As of March 31, 2022, the aggregate value of these liquid securities were
$112,516,527 or 50.8% of net assets.
(b) Floating rate security. Rate presented is as of March 31, 2022.
(c) Variable or adjustable rate security, the interest rate of which adjusts periodically based on changes in current interest rates. Rate represented is as of March 31, 2022.
(d) Debt obligation initially issued at one coupon rate which converts to higher coupon rate at a specified date. Rate presented is as of March 31,
2022.
(e) Perpetual maturity security.
(f) Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2022.
ABS Asset Backed Security
GMTN Global Medium Term Note
GO General Obligation
LIBOR London Interbank Offered Rate
LLC Limited Liability Company
MTN Medium Term Note
PLC Public Limited Company
RB Revenue Bond
REMIC Real Estate Mortgage Investment Conduit

SCHEDULES OF PORTFOLIO INVESTMENTS
March 31, 2022
INCOME FUND
Annual Report 2022
See accompanying Notes to Financial Statements.

Principal
Amount
Security
Description Value
Non-U.S. Government Agency Asset Backed Securities - 33.5%
Asset Backed Securities - 11.7%
$ 960,000 Aligned Data Centers Issuer, LLC,
1.94%, 08/15/46 (a) $ 884,171
562,135 American Homes 4 Rent Trust, 3.68%,
12/17/36 (a) 559,898
400,000 AMSR Trust, 1.63%, 07/17/37 (a) 379,325
1,250,000 ARM Master Trust, 2.43%, 11/15/27 (a) 1,195,868
568,166 Capital Automotive, 1.44%,
08/15/51 (a) 530,535
872,877 CF Hippolyta, LLC, 1.53%,
03/15/61 (a) 810,989
1,008,873 Colony American Finance, Ltd., 1.17%,
12/15/52 (a) 935,964
493,764 Commonbond Student Loan Trust,
1.17%, 09/25/51 (a) 461,697
1,073,519 CoreVest American Finance, Ltd.,
1.36%, 08/15/53 (a) 993,358
630,848 EDvestinU Private Education Loan Issue
No. 3, LLC, 1.80%, 11/25/45 (a) 583,347
184,641 Freed ABS Trust, 5.50%, 06/18/27 (a) 185,128
915,000 FRTKL 2021-SFR1, 1.57%,
09/17/38 (a) 828,327
949,846 Home Partners of America Trust,
2.20%, 01/17/41 (a) 903,534
630,022 Navient Student Loan Trust, 1.11%,
02/18/70 (a) 587,152
1,100,000 Navient Student Loan Trust (USD 1
Month LIBOR + 1.60%), 2.00%,
10/15/31 (a)(b) 1,108,504
441,022 Nelnet Student Loan Trust, 1.63%,
04/20/62 (a) 420,000
787,844 Nelnet Student Loan Trust, 1.36%,
04/20/62 (a) 738,152
192,222 Preferred Term Securities XII, Ltd./
Preferred Term Securities XII, Inc.
(USD 3 Month LIBOR + 0.70%),
1.62%, 12/24/33 (a)(b) 190,376
813,070 Progress Residential Trust, 1.52%,
07/17/38 (a) 751,708
435,000 Sabey Data Center Issuer, LLC CLO,
1.88%, 06/20/46 (a) 406,384
888,739 SLM Student Loan Trust (USD 3
Month LIBOR + 1.00%), 1.26%,
10/25/22 (b) 887,363
1,309,213 SLM Student Loan Trust (USD 3
Month LIBOR + 1.65%), 1.91%,
07/25/22 (b) 1,310,899
321,604 SLM Student Loan Trust (USD 3
Month LIBOR + 1.50%), 1.76%,
04/25/23 (b) 322,163
Principal
Amount
Security
Description Value
$ 535,236 SMB Private Education Loan Trust,
2.70%, 05/15/31 (a) $ 530,214
180,390 Social Professional Loan Program,
2.34%, 04/25/33 (a) 180,346
21,049 Social Professional Loan Program,
2.49%, 01/25/36 (a) 21,067
659,033 Stack Infrastructure Issuer, LLC, 4.54%,
02/25/44 (a) 661,980
595,000 Stack Infrastructure Issuer, LLC, 1.88%,
03/26/46 (a) 546,131
1,401,589 Tricon American Homes Trust, 1.48%,
11/17/39 (a) 1,255,013
1,632,000 Vantage Data Centers Issuer, LLC,
1.65%, 09/15/45 (a) 1,519,258
20,688,851
Non-Agency Commercial Mortgage Backed Securities - 10.1%
1,200,000 American Tower Trust I, 3.07%,
03/15/23 (a) 1,192,804
1,150,000 Banc of America Merrill Lynch
Commercial Mortgage Securities
Trust, 3.53%, 03/10/37 (a)(c) 1,134,344
905,000 BANK 2019-BNK16, 3.90%, 02/15/52 924,158
1,255,000 BX Trust (USD 1 Month LIBOR +
0.95%), 1.35%, 09/15/36 (a)(b) 1,228,270
200,000 BX Trust (USD 1 Month LIBOR +
0.90%), 1.30%, 10/15/36 (a)(b) 196,107
860,000 CD Commercial Mortgage Trust,
4.21%, 08/15/51 885,163
1,845,326 Citigroup Commercial Mortgage
Trust Interest Only REMIC, 1.72%,
09/10/45 (a)(c) 2,096
921,807 COMM Mortgage Trust Interest Only
REMIC, 1.00%, 03/10/46 (c) 2,726
1,620,000 Cosmopolitan Hotel Mortgage Trust
REMIC (USD 1 Month LIBOR +
0.93%), 1.33%, 11/15/36 (a)(b) 1,613,915
975,000 Goldman Sachs Mortgage Securities
Trust, 2.32%, 05/12/53 935,464
790,000 Goldman Sachs Mortgage Securities
Trust (USD 1 Month LIBOR +
0.89%), 1.28%, 11/15/36 (a)(b) 773,287
1,090,356 Goldman Sachs Mortgage Securities
Trust Interest Only REMIC, 0.00%,
08/10/44 (a)(c) 11
1,575,000 Hudson Yards Mortgage Trust, 3.23%,
07/10/39 (a) 1,529,694
600,000 MED Trust (USD 1 Month LIBOR +
0.95%), 1.35%, 11/15/38 (a)(b) 589,642
1,325,000 MHC Commercial Mortgage Trust
(USD 1 Month LIBOR + 0.85%),
1.25%, 05/15/23 (a)(b) 1,299,574

SCHEDULES OF PORTFOLIO INVESTMENTS
March 31, 2022
INCOME FUND
Annual Report 2022
See accompanying Notes to Financial Statements.

Principal
Amount
Security
Description Value
$ 975,000 Morgan Stanley Capital I Trust, 3.30%,
06/15/50 $ 978,096
908,668 Sutherland Commercial Mortgage Trust,
2.86%, 12/25/35 (a)(c) 861,495
629,511 Sutherland Commercial Mortgage Trust,
1.55%, 12/25/41 (a)(c) 581,717
610,000 Tricon Residential Trust, 3.86%,
04/17/39 (a) 609,998
830,000 UBS Commercial Mortgage Trust,
4.19%, 08/15/51 851,030
1,575,000 UBS Commercial Mortgage Trust,
2.99%, 12/15/52 1,561,881
673,201 Wells Fargo Commercial Mortgage
Trust Interest Only REMIC, 1.70%,
10/15/45 (a)(c) 2,121
12,163 Wells Fargo Commercial Mortgage
Trust REMIC, 2.53%, 10/15/45 12,155
2,257,892 Wells Fargo-RBS Commercial Mortgage
Trust Interest Only REMIC, 1.85%,
11/15/45 (a)(c) 6,942
151,081 Wells Fargo-RBS Commercial Mortgage
Trust REMIC, 2.63%, 03/15/45 151,462
17,924,152
Non-Agency Residential Mortgage Backed Securities - 11.7%
218,908 Bayview Commercial Asset Trust
REMIC (USD 1 Month LIBOR +
0.87%), 1.33%, 12/25/33 (a)(b) 212,082
229,550 Bayview Financial Acquisition Trust
REMIC (USD 1 Month LIBOR +
2.33%), 2.77%, 05/28/44 (b) 229,372
721,038 BRAVO Residential Funding Trust,
0.85%, 11/25/69 (a)(b) 718,182
1,236,570 Brean Asset Backed Securities Trust,
1.40%, 10/25/63 (a)(c) 1,117,572
825,281 Cascade Funding Mortgage Trust, LLC,
0.95%, 12/26/30 (a)(c) 819,000
424,377 Citigroup Mortgage Loan Trust, 4.25%,
01/25/53 (a) 427,920
561,932 Citigroup Mortgage Loan Trust, 3.50%,
01/25/66 (a)(c) 557,781
365,849 Citigroup Mortgage Loan Trust REMIC,
4.00%, 01/25/35 (a)(c) 360,939
113,030 Citigroup Mortgage Loan Trust, Inc.
REMIC, 6.50%, 07/25/34 114,031
19,752 Credit Suisse First Boston Mortgage
Securities Corp. REMIC, 5.75%,
04/25/33 19,452
1,183 Credit Suisse First Boston Mortgage
Securities Corp. REMIC, 5.00%,
12/31/22 1,118
Principal
Amount
Security
Description Value
$ 935,504 Credit Suisse Mortgage Trust, 3.25%,
04/25/47 (a)(c) $ 908,559
1,037,845 Credit Suisse Mortgage Trust, 2.50%,
11/25/56 (a)(c) 996,046
159,521 Credit-Based Asset Servicing &
Securitization, LLC REMIC (USD
1 Month LIBOR + 1.13%), 1.58%,
02/25/33 (b) 156,888
24,215 Credit-Based Asset Servicing &
Securitization, LLC REMIC, 4.69%,
12/25/37 (a)(d) 24,139
192,156 CSMLT Trust, 3.00%, 10/25/30 (a)(c) 187,534
827,296 Finance of America Structured Securities
Trust, 1.50%, 04/25/51 791,378
752,328 Flagstar Mortgage Trust, 2.50%,
04/25/51 (a)(c) 718,997
835,320 Flagstar Mortgage Trust, 2.50%,
07/25/51 (a)(c) 797,351
371,854 Freddie Mac Whole Loan Securities,
3.64%, 09/25/45 (c) 371,503
42,532 Goldman Sachs Mortgage-Backed
Securities Corp. Trust, 3.00%,
10/25/50 (a)(c) 42,503
177,255 Goldman Sachs Mortgage-Backed
Securities Corp. Trust, 2.63%,
01/25/59 (a)(c) 177,425
1,179,147 Hundred Acre Wood Trust, 2.50%,
07/25/51 (a)(c) 1,127,524
970,183 Mello Mortgage Capital Acceptance,
2.50%, 08/25/51 (a)(c) 932,319
575,000 Mello Warehouse Securitization Trust
(USD 1 Month LIBOR + 0.80%),
1.26%, 11/25/53 (a)(b) 573,447
42,500 Mill City Mortgage Loan Trust, 2.75%,
11/25/58 (a)(c) 42,480
434,478 New Residential Mortgage Loan Trust,
4.00%, 12/25/57 (a)(c) 438,035
320,052 New Residential Mortgage Loan Trust,
3.50%, 10/25/59 (a)(c) 317,979
181,482 New Residential Mortgage Loan Trust
REMIC, 3.75%, 11/25/54 (a)(c) 181,105
141,440 New Residential Mortgage Loan Trust
REMIC, 3.75%, 05/28/52 (a)(c) 141,404
325,831 New Residential Mortgage Loan Trust
REMIC, 3.75%, 08/25/55 (a)(c) 324,783
1,569,119 Provident Funding Mortgage Trust,
2.50%, 04/25/51 (a)(c) 1,498,735
934,921 Provident Funding Mortgage Trust,
2.50%, 04/25/51 (a)(c) 892,196
1,168,253 PSMC Trust, 2.50%, 08/25/51 (a)(c) 1,116,943
947,749 RCKT Mortgage Trust, 2.50%,
01/25/52 (a)(c) 898,755

SCHEDULES OF PORTFOLIO INVESTMENTS
March 31, 2022
INCOME FUND
Annual Report 2022
See accompanying Notes to Financial Statements.

Principal
Amount
Security
Description Value
$ 13,711 Residential Accredit Loans, Inc. Trust
REMIC (USD 1 Month LIBOR +
14.76%), 13.92%, 12/31/22 (b) $ 11,792
984,621 Sequoia Mortgage Trust, 2.50%,
06/25/51 (a)(c) 933,721
371,996 Sequoia Mortgage Trust REMIC,
3.00%, 11/25/30 (a)(c) 362,898
792,061 Towd Point Mortgage Trust, 3.25%,
07/25/58 (a)(c) 790,245
138,434 Towd Point Mortgage Trust REMIC,
2.75%, 10/25/56 (a)(c) 138,432
117,184 Towd Point Mortgage Trust REMIC,
2.75%, 04/25/57 (a)(c) 117,250
20,589,815
Total Non-U.S. Government Agency Asset Backed
Securities (Cost $61,832,459) 59,202,818
Corporate Bonds - 31.4%
Communication Services - 2.0%
1,650,000 Alphabet, Inc., 2.25%, 08/15/60 1,282,513
1,120,000 AT&T, Inc., 5.15%, 03/15/42 1,258,603
258,000 Netflix, Inc., 4.38%, 11/15/26 268,303
750,000 Verizon Communications, Inc., 3.55%,
03/22/51 704,773
3,514,192
Consumer Discretionary - 6.7%
1,130,000 AMC Networks, Inc., 4.25%, 02/15/29 1,054,510
525,000 Comcast Corp., 4.15%, 10/15/28 551,680
620,000 Comcast Corp., Class A, 3.30%,
02/01/27 628,928
1,235,000 Dollar General Corp., 3.50%, 04/03/30 1,228,523
700,000 Hanesbrands, Inc., 4.63%, 05/15/24 (a) 710,500
1,185,000 Lennar Corp., 4.50%, 04/30/24 1,214,792
1,265,000 Levi Strauss & Co., 3.50%, 03/01/31 (a) 1,158,436
1,285,000 McDonald's Corp., 3.63%, 09/01/49 1,230,350
410,000 Newell Brands, Inc., 4.45%, 04/01/26 412,563
1,195,000 NIKE, Inc., 3.88%, 11/01/45 1,245,296
1,192,000 The Walt Disney Co., Class E, 4.13%,
12/01/41 1,234,486
1,130,000 Whirlpool Corp., 4.70%, 06/01/22 1,135,232
11,805,296
Consumer Staples - 0.4%
530,000 Land O'Lakes Capital Trust I, 7.45%,
03/15/28 (a) 593,600
150,000 Reckitt Benckiser Treasury Services
PLC, 3.00%, 06/26/27 (a) 148,524
742,124
Financials - 8.9%
575,000 AerCap Ireland Capital DAC/ AerCap
Global Aviation Trust, 3.50%,
01/15/25 564,917
Principal
Amount
Security
Description Value
$ 1,245,000 Bank of America Corp., MTN, 3.56%,
04/23/27 (c) $ 1,248,545
1,330,000 CBRE Services, Inc., 2.50%, 04/01/31 1,201,680
1,258,000 Citigroup, Inc., 3.89%, 01/10/28 (c) 1,272,152
1,314,000 Intercontinental Exchange, Inc., 2.10%,
06/15/30 1,201,265
1,305,000 JPMorgan Chase & Co., 2.74%,
10/15/30 (c) 1,233,122
920,000 KeyCorp, MTN, 2.25%, 04/06/27 868,562
1,260,000 Morgan Stanley, GMTN, 3.77%,
01/24/29 (c) 1,269,832
835,000 Regions Financial Corp., 1.80%,
08/12/28 745,468
1,217,000 The Charles Schwab Corp. (callable at
100 beginning 06/01/25), 5.38%,
06/01/65 (c)(e) 1,253,510
947,000 The Chubb Corp., 6.80%, 11/15/31 1,202,251
1,240,000 The Goldman Sachs Group, Inc.,
3.85%, 01/26/27 1,251,133
1,230,000 U.S. Bancorp, Series J (callable at
100 beginning 04/15/27), 5.30%,
10/15/49 (c)(e) 1,212,878
1,315,000 Wells Fargo & Co., MTN, 2.57%,
02/11/31 (c) 1,221,661
15,746,976
Industrials - 6.2%
1,399,000 Agilent Technologies, Inc., 2.10%,
06/04/30 1,255,661
1,260,000 BMW Finance NV, 2.85%, 08/14/29 (a) 1,217,124
1,090,000 Burlington Northern Santa Fe, LLC,
4.55%, 09/01/44 1,208,210
1,146,000 Harman International Industries, Inc.,
4.15%, 05/15/25 1,171,511
1,262,000 Huntington Ingalls Industries, Inc.,
3.48%, 12/01/27 1,242,463
1,197,000 Raytheon Technologies Corp., 4.88%,
10/15/40 1,326,020
815,000 TTX Co., 4.60%, 02/01/49 (a) 951,116
1,243,000 Volkswagen Group of America Finance,
LLC, 3.35%, 05/13/25 (a) 1,239,098
1,410,000 Waste Management, Inc., 1.50%,
03/15/31 1,213,481
10,824,684
Information Technology - 4.5%
1,350,000 Advanced Micro Devices, Inc., 2.38%,
06/01/30 1,254,262
1,228,000 eBay, Inc., 3.60%, 06/05/27 1,248,153
1,225,000 NVIDIA Corp., 3.50%, 04/01/50 1,237,997
1,175,000 Oracle Corp., 2.30%, 03/25/28 1,073,214
1,105,000 QUALCOMM, Inc., 4.30%, 05/20/47 1,243,438
775,000 Telefonaktiebolaget LM Ericsson,
4.13%, 05/15/22 775,000

SCHEDULES OF PORTFOLIO INVESTMENTS
March 31, 2022
INCOME FUND
Annual Report 2022
See accompanying Notes to Financial Statements.

Principal
Amount
Security
Description Value
$ 1,398,000 TSMC Global, Ltd., 1.38%,
09/28/30 (a) $ 1,190,237
8,022,301
Materials - 1.3%
1,111,000 Albemarle Corp., 5.45%, 12/01/44 1,233,919
959,000 The Mosaic Co., 5.45%, 11/15/33 1,103,126
2,337,045
Real Estate - 0.7%
1,180,000 National Retail Properties, Inc., 4.30%,
10/15/28 1,212,913
Utilities - 0.7%
1,039,000 PacifiCorp, 6.25%, 10/15/37 1,287,232
Total Corporate Bonds (Cost $57,323,454) 55,492,763
Government & Agency Obligations - 34.4%
GOVERNMENT SECURITIES - 12.3%
Municipals - 1.9%
350,000 City of Lincoln NE Electric System
Revenue, Nebraska RB, 1.75%,
09/01/32 307,316
385,000 City of San Antonio TX Electric & Gas
Systems Revenue, Texas RB, 4.37%,
02/01/42 390,160
151,022 Florida Housing Finance Corp., Florida
RB FHLMC, 3.00%, 01/01/36 150,634
300,000 Golden State Tobacco Securitization
Corp., California RB, 0.99%,
06/01/24 287,602
340,000 New York City Municipal Water
Finance Authority, New York RB,
5.72%, 06/15/42 446,211
530,000 New York City Transitional Finance
Authority Future Tax Secured
Revenue, New York RB, 5.77%,
08/01/36 615,341
290,000 New York State Urban Development
Corp., New York RB, 5.77%,
03/15/39 330,927
125,000 Papillion-La Vista School District No.
27, Nebraska GO, 1.71%, 12/01/30 114,142
225,000 State of Connecticut, Connecticut GO,
5.63%, 12/01/29 254,334
410,000 West Haymarket Joint Public Agency,
Nebraska GO, 6.00%, 12/15/39 542,812
3,439,479
Treasury Inflation Index Securities - 1.0%
1,598,509 U.S. Treasury Inflation Indexed Bond,
1.75%, 01/15/28 (f) 1,805,212
U.S. Treasury Securities - 9.4%
7,370,000 U.S. Treasury Bond, 3.63%, 08/15/43 8,550,351
1,165,000 U.S. Treasury Note, 2.13%, 05/15/25 1,150,802
Principal
Amount
Security
Description Value
$ 550,000 U.S. Treasury Note/Bond, 1.50%,
02/15/30 $ 515,625
600,000 U.S. Treasury Note/Bond, 1.88%,
02/15/32 576,187
6,440,000 U.S. Treasury Note/Bond, 2.00%,
02/15/50 5,800,780
16,593,745
U.S. GOVERNMENT MORTGAGE BACKED SECURITIES - 22.1%
Federal Home Loan Mortgage Corp. - 10.1%
740,000 Federal Home Loan Mortgage Corp.,
3.46%, 11/25/32 763,851
488,039 Federal Home Loan Mortgage Corp.,
4.00%, 04/15/51 500,075
11,886 Federal Home Loan Mortgage Corp.
#G14820, 3.50%, 12/01/26 12,157
1,103,290 Federal Home Loan Mortgage Corp.
#RA6436, 2.50%, 12/01/51 1,056,246
521,178 Federal Home Loan Mortgage Corp.
#SB8006, 3.00%, 09/01/34 526,591
173,137 Federal Home Loan Mortgage Corp.
#ZA2187, 4.50%, 11/01/30 179,883
169,111 Federal Home Loan Mortgage Corp.
#ZA2216, 4.50%, 08/01/31 175,992
1,132,588 Federal Home Loan Mortgage Corp.
#ZA4245, 3.00%, 07/01/43 1,130,703
387,269 Federal Home Loan Mortgage Corp.
#ZJ1008, 4.50%, 01/01/41 412,055
406,561 Federal Home Loan Mortgage Corp.
#ZS4007, 4.00%, 10/01/44 424,275
814,539 Federal Home Loan Mortgage Corp.
#ZS9566, 4.00%, 12/01/45 852,013
958,019 Federal Home Loan Mortgage Corp.
Interest Only REMIC, 4.00%,
09/15/45 146,237
173,518 Federal Home Loan Mortgage Corp.
REMIC, 4.50%, 07/15/41 178,633
104,557 Federal Home Loan Mortgage Corp.
REMIC, 3.00%, 10/15/41 104,503
99,499 Federal Home Loan Mortgage Corp.
REMIC, 3.50%, 06/15/50 100,649
48,688 Federal Home Loan Mortgage Corp.
REMIC, 4.00%, 04/15/41 49,103
43,116 Federal Home Loan Mortgage Corp.
REMIC, 3.50%, 11/15/42 43,056
70,280 Federal Home Loan Mortgage Corp.
REMIC, 3.50%, 07/15/42 70,612
115,130 Federal Home Loan Mortgage Corp.
REMIC, 4.00%, 03/15/43 116,192
960,000 Federal Home Loan Mortgage Corp.
REMIC, 3.50%, 06/15/37 970,098
332,592 FRESB Mortgage Trust, 3.70%,
10/25/28 (c) 332,635

SCHEDULES OF PORTFOLIO INVESTMENTS
March 31, 2022
INCOME FUND
Annual Report 2022
See accompanying Notes to Financial Statements.

Principal
Amount
Security
Description Value
$ 814,619 Seasoned Credit Risk Transfer Trust,
3.00%, 08/25/56 (d) $ 803,955
487,836 Seasoned Credit Risk Transfer Trust,
3.00%, 05/25/57 (d) 480,940
699,570 Seasoned Credit Risk Transfer Trust,
4.50%, 06/25/57 721,601
419,120 Seasoned Credit Risk Transfer Trust,
3.00%, 11/25/57 (c) 413,802
1,143,843 Seasoned Credit Risk Transfer Trust,
3.50%, 03/25/58 1,149,152
693,206 Seasoned Credit Risk Transfer Trust,
2.50%, 08/25/59 678,109
929,610 Seasoned Credit Risk Transfer Trust,
2.50%, 11/25/59 907,401
694,073 Seasoned Credit Risk Transfer Trust,
2.00%, 05/25/60 667,408
427,558 Seasoned Credit Risk Transfer Trust,
3.25%, 07/25/56 (d) 422,478
970,951 Seasoned Loans Structured Transaction
Trust, 2.00%, 07/25/30 928,063
596,464 Seasoned Loans Structured Transaction
Trust, 2.00%, 09/25/30 567,674
1,510,000 Seasoned Loans Structured Transaction
Trust, 2.75%, 09/25/29 1,430,363
500,000 Seasoned Loans Structured Transaction
Trust, 2.75%, 11/25/29 494,256
17,810,761
Federal National Mortgage Association - 10.6%
1,453 Federal National Mortgage Association
#679256, 7.50%, 08/01/22 1,455
98,604 Federal National Mortgage Association
#725705, 5.00%, 08/01/34 106,604
74,197 Federal National Mortgage Association
#890310, 4.50%, 12/01/40 78,884
8,456 Federal National Mortgage Association
#933279, 5.50%, 08/01/37 8,993
6,595 Federal National Mortgage Association
#AA5564, 4.00%, 06/01/24 6,776
69,963 Federal National Mortgage Association
#AA7002, 4.50%, 06/01/39 74,440
423,036 Federal National Mortgage Association
#AB9814, 3.00%, 07/01/43 422,290
13,413 Federal National Mortgage Association
#AC0559, 4.00%, 10/01/24 13,787
163,535 Federal National Mortgage Association
#AD0575, 4.50%, 01/01/40 174,036
29,895 Federal National Mortgage Association
#AE0336, 6.00%, 09/01/38 33,390
355,060 Federal National Mortgage Association
#AL0240, 4.00%, 04/01/41 371,461
112,263 Federal National Mortgage Association
#AL2382, 4.00%, 02/01/42 117,450
Principal
Amount
Security
Description Value
$ 485,259 Federal National Mortgage Association
#AL9970, 3.42%, 02/01/27 (c) $ 491,714
2,057,377 Federal National Mortgage Association
#AM2127, 3.31%, 01/01/33 2,066,578
1,255,884 Federal National Mortgage Association
#AM2922, 3.75%, 04/01/43 1,300,226
347,777 Federal National Mortgage Association
#AS0784, 4.00%, 10/01/43 362,323
512,297 Federal National Mortgage Association
#AS3175, 4.50%, 08/01/44 545,170
729,137 Federal National Mortgage Association
#AS3909, 4.00%, 11/01/44 760,822
392,095 Federal National Mortgage Association
#AS5235, 3.50%, 06/01/45 395,027
642,584 Federal National Mortgage Association
#AS6994, 4.00%, 04/01/46 665,747
589,127 Federal National Mortgage Association
#BH9216, 4.00%, 01/01/48 609,704
443,260 Federal National Mortgage Association
#BO2256, 3.00%, 10/01/49 435,617
450,344 Federal National Mortgage Association
#CA0684, 3.50%, 11/01/47 456,547
1,295,693 Federal National Mortgage Association
#CB2094, 3.00%, 11/01/51 1,268,869
1,317,445 Federal National Mortgage Association
#FS0331, 3.00%, 01/01/52 1,291,529
177,470 Federal National Mortgage Association
#MA3384, 4.00%, 06/01/48 181,932
131,157 Federal National Mortgage Association
Interest Only, 2.84%, 07/25/22 (c) 1
473,879 Federal National Mortgage Association
Interest Only, 2.65%, 01/25/39 (c) 9,051
1,975,000 Federal National Mortgage Association
Interest Only #AM7762, 3.49%,
01/01/35 2,003,526
1,171,963 Federal National Mortgage Association
REMIC, 2.50%, 01/25/51 1,160,273
498,396 Federal National Mortgage Association
REMIC, 4.02%, 04/25/29 (c) 506,616
100,582 Federal National Mortgage Association
REMIC, 3.50%, 05/25/41 101,922
200,101 Federal National Mortgage Association
REMIC, 4.00%, 01/25/33 198,969
110,803 Federal National Mortgage Association
REMIC, 5.00%, 02/25/32 116,528
566,863 Federal National Mortgage Association
REMIC, 3.00%, 08/25/45 552,155
955,000 Federal National Mortgage Association
REMIC, 4.00%, 11/25/37 987,031
908,336 Federal National Mortgage Association
REMIC #386641, 5.80%, 12/01/33 907,520
18,784,963

SCHEDULES OF PORTFOLIO INVESTMENTS
March 31, 2022
INCOME FUND
Annual Report 2022
See accompanying Notes to Financial Statements.

Principal
Amount
Security
Description Value
Government National Mortgage Association - 1.4%
$ 500,258 Government National Mortgage
Association, 2.85%, 04/16/50 $ 498,900
418,706 Government National Mortgage
Association, 3.50%, 01/20/69 (c) 417,980
499,460 Government National Mortgage
Association #AD8811, 3.00%,
03/20/43 494,425
1,032,721 Government National Mortgage
Association REMIC, 5.50%, 07/16/34 1,090,872
2,502,177
Total Government & Agency Obligations (Cost
$61,459,612) 60,936,337
Shares
Security
Description Value
Short-Term Investments - 1.1%
Investment Company - 1.1%
1,958,280 BlackRock Liquidity Funds T-Fund
Portfolio, Institutional Shares,
0.01% (g) 1,958,280
Total Short-Term Investments (Cost $1,958,280) 1,958,280
Investments, at value - 100.4% (Cost $182,573,805) 177,590,198
Other liabilities in excess of assets - (0.4)% (655,347)
NET ASSETS - 100.0% $ 176,934,851
(a) 144a Security, which is exempt from registration under the Securities Act of 1933. The Sub-Adviser has deemed this security to be liquid based on procedures approved by Tributary Funds’ Board of Directors. As of March
31, 2022, the aggregate value of these liquid securities were $55,893,359 or 31.6% of net assets.
(b) Floating rate security. Rate presented is as of March 31, 2022.
(c) Variable or adjustable rate security, the interest rate of which adjusts periodically based on changes in current interest rates. Rate represented is as of March 31, 2022.
(d) Debt obligation initially issued at one coupon rate which converts to higher coupon rate at a specified date. Rate presented is as of March 31, 2022.
(e) Perpetual maturity security.
(f) U.S. Treasury inflation indexed security, par amount is adjusted for inflation.
(g) Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2022.
ABS Asset Backed Security
CLO Collateralized Loan Obligation
FHLMC Federal Home Loan Mortgage Corporation
GMTN Global Medium Term Note
GO General Obligation
LIBOR London Interbank Offered Rate
LLC Limited Liability Company
MTN Medium Term Note
PLC Public Limited Company
RB Revenue Bond
REMIC Real Estate Mortgage Investment Conduit

SCHEDULES OF PORTFOLIO INVESTMENTS
March 31, 2022
NEBRASKA TAX-FREE FUND
Annual Report 2022
See accompanying Notes to Financial Statements.

Principal
Amount
Security
Description Value
Government & Agency Obligations - 99.0%
GOVERNMENT SECURITIES - 97.6%
Municipals - 97.6%
Nebraska - 96.1%
$ 250,000 Adams County School District No. 18,
Nebraska GO, 4.00%, 12/15/33 $ 271,223
300,000 Adams County School District No. 18,
Nebraska GO, 4.00%, 12/15/26 323,022
300,000 Adams County School District No. 18,
Nebraska GO, 2.00%, 12/15/27 293,867
400,000 Butler Public Power District, Nebraska
RB, 0.75%, 08/15/27 354,181
210,000 Cass County Sanitary & Improvement
District No. 1, Nebraska GO, 2.30%,
10/15/23 208,827
185,000 Cass County Sanitary & Improvement
District No. 1, Nebraska GO, 2.40%,
10/15/24 185,103
175,000 Cass County Sanitary & Improvement
District No. 9, Nebraska GO, 2.90%,
05/15/22 175,190
150,000 Central Plains Energy Project, Nebraska
RB, 5.00%, 01/01/24 156,379
250,000 City of Beatrice NE, Nebraska GO,
1.70%, 12/15/23 247,353
350,000 City of Bellevue NE, Nebraska GO,
2.00%, 09/15/30 336,111
215,000 City of Blair NE, Nebraska GO, 2.15%,
09/15/23 215,041
220,000 City of Blair NE, Nebraska GO, 2.30%,
09/15/24 220,175
55,000 City of Chadron NE, Nebraska GO,
0.60%, 12/15/26 49,247
120,000 City of Chadron NE, Nebraska GO,
0.70%, 12/15/27 105,324
325,000 City of Columbus NE Combined
Utilities System Revenue, Nebraska
RB, 4.00%, 06/15/32 360,217
650,000 City of Columbus NE Combined
Utilities System Revenue, Nebraska
RB, 5.00%, 06/15/29 759,024
80,000 City of Columbus NE Sales Tax
Revenue, Nebraska RB, 5.00%,
09/15/23 83,476
345,000 City of Fremont NE Combined Utility
System Revenue, Nebraska RB,
3.00%, 10/15/25 345,193
150,000 City of Grand Island NE Combined
Utility System Revenue, Nebraska
RB, 4.00%, 08/15/31 166,067
Principal
Amount
Security
Description Value
$ 430,000 City of Grand Island NE Combined
Utility System Revenue, Nebraska
RB, 4.00%, 08/15/34 $ 471,830
400,000 City of Kearney NE, Nebraska RB,
1.25%, 12/15/27 357,456
375,000 City of La Vista NE, Nebraska COP,
3.00%, 12/15/25 379,826
235,000 City of La Vista NE, Nebraska GO,
3.00%, 09/01/27 238,751
280,000 City of Lincoln NE, Nebraska RB,
4.00%, 08/15/26 282,864
375,000 City of Lincoln NE, Nebraska RB,
3.55%, 04/01/27 375,000
110,000 City of Lincoln NE Electric System
Revenue, Nebraska RB, 5.00%,
09/01/28 111,747
55,000 City of Lincoln NE Electric System
Revenue, Nebraska RB, 5.00%,
09/01/28 55,839
350,000 City of Norfolk NE, Nebraska GO,
0.65%, 05/15/24 334,137
360,000 City of North Platte NE, Nebraska GO,
3.00%, 12/15/26 366,379
450,000 City of Omaha NE, Nebraska GO,
4.00%, 04/15/31 497,210
200,000 City of Omaha NE, Nebraska GO,
3.00%, 04/15/32 206,890
400,000 City of Omaha NE, Nebraska GO,
4.00%, 04/15/33 448,256
400,000 City of Omaha NE, Nebraska GO,
3.00%, 04/15/34 413,213
500,000 City of Omaha NE, Nebraska GO,
5.00%, 01/15/29 565,316
500,000 City of Omaha NE, Nebraska GO,
6.50%, 12/01/30 627,503
200,000 City of Omaha NE, Nebraska GO,
5.00%, 05/01/33 218,176
220,000 City of Omaha NE, Nebraska GO,
4.00%, 04/15/22 220,214
355,000 City of Omaha NE Riverfront
Redevelopment Special Tax Revenue,
Nebraska Special Tax Bond, 5.00%,
01/15/28 402,238
200,000 City of Omaha NE Sewer Revenue,
Nebraska RB, 5.00%, 04/01/24 212,088
200,000 City of Omaha NE Sewer Revenue,
Nebraska RB, 4.00%, 04/01/29 222,153
175,000 City of Papillion NE, Nebraska GO,
3.00%, 09/15/26 177,659
210,000 City of Papillion NE, Nebraska GO,
3.00%, 09/15/27 213,191

SCHEDULES OF PORTFOLIO INVESTMENTS
March 31, 2022
NEBRASKA TAX-FREE FUND
Annual Report 2022
See accompanying Notes to Financial Statements.

Principal
Amount
Security
Description Value
$ 250,000 City of Papillion NE Water Revenue,
Nebraska RB, 3.00%, 12/15/27 $ 257,652
375,000 County of Butler NE, Nebraska GO,
2.10%, 01/15/26 365,710
285,000 County of Cherry NE, Nebraska GO,
3.00%, 12/15/25 292,019
435,000 County of Douglas NE, Nebraska RB,
4.00%, 07/01/36 460,182
245,000 County of Douglas NE, Nebraska RB,
3.00%, 09/01/27 252,713
125,000 County of Jefferson NE, Nebraska GO,
2.00%, 12/01/25 123,466
325,000 County of Saline NE, Nebraska RB,
3.00%, 02/15/30 321,479
200,000 County of Washington NE, Nebraska
GO, 1.40%, 06/15/27 181,656
265,000 Cuming County Public Power District
Operation Round-Up Fund, Nebraska
RB, 1.50%, 12/15/25 252,940
260,000 District Energy Corp., Nebraska RB,
5.00%, 07/01/27 296,225
1,150,000 Douglas County Hospital Authority No.
2, Nebraska RB, 4.00%, 05/15/32 1,229,779
200,000 Douglas County Hospital Authority No.
2, Nebraska RB, 3.00%, 05/15/24 203,403
220,000 Douglas County Hospital Authority No.
2, Nebraska RB, 5.00%, 05/15/26 244,751
750,000 Douglas County Public Facilities Corp.,
Nebraska RB, 2.00%, 05/01/24 750,020
200,000 Douglas County Sanitary &
Improvement District No. 453,
Nebraska GO, 2.80%, 10/01/31 184,825
580,000 Douglas County Sanitary &
Improvement District No. 464,
Nebraska GO, 3.65%, 03/15/33 580,455
260,000 Douglas County Sanitary &
Improvement District No. 484,
Nebraska GO, 3.00%, 08/15/29 260,187
100,000 Douglas County Sanitary &
Improvement District No. 490,
Nebraska GO, 2.70%, 08/15/28 97,013
280,000 Douglas County Sanitary &
Improvement District No. 491,
Nebraska GO, 1.90%, 09/15/28 245,710
215,000 Douglas County Sanitary &
Improvement District No. 521,
Nebraska GO, 2.20%, 02/15/25 209,138
325,000 Douglas County School District No. 17/
NE, Nebraska GO, 4.00%, 12/15/41 342,182
750,000 Douglas County School District No. 59,
Nebraska GO, 3.00%, 12/15/35 765,490
Principal
Amount
Security
Description Value
$ 750,000 Douglas County School District No. 59,
Nebraska GO, 4.00%, 06/15/27 $ 778,322
300,000 Douglas County School District No. 59,
Nebraska GO, 3.00%, 12/15/28 308,347
250,000 Elkhorn School District, Nebraska GO,
4.00%, 12/15/32 280,371
665,000 Elkhorn School District, Nebraska GO,
4.00%, 12/15/34 711,889
830,000 Elkhorn School District, Nebraska GO,
4.00%, 12/15/35 875,231
300,000 Elkhorn School District, Nebraska GO,
5.00%, 12/15/28 352,212
350,000 Elkhorn School District, Nebraska GO,
5.00%, 12/15/29 412,932
370,000 Fremont School District, Nebraska GO,
5.00%, 12/15/29 434,198
65,000 Grand Island Electric Department,
Nebraska RB, 5.00%, 08/15/27 68,416
265,000 Grand Island Public Schools, Nebraska
GO, 5.00%, 12/15/39 286,010
530,000 Gretna Public Schools, Nebraska GO,
4.00%, 06/15/31 587,035
400,000 Gretna Public Schools, Nebraska GO,
3.00%, 12/15/32 415,689
455,000 Gretna Public Schools, Nebraska GO,
5.00%, 06/15/33 536,298
700,000 Gretna Public Schools, Nebraska GO,
4.00%, 06/15/34 769,711
760,000 Gretna Public Schools, Nebraska GO,
4.00%, 12/15/24 800,953
265,000 Gretna Public Schools, Nebraska GO,
4.00%, 12/15/25 283,965
300,000 Kearney School District, Nebraska GO,
2.00%, 12/15/25 299,547
450,000 Lancaster County Correctional Facility
Joint Public Agency, Nebraska GO,
5.00%, 12/01/27 521,195
500,000 Lancaster County School District 001,
Nebraska GO, 4.00%, 01/15/31 542,651
415,000 Lancaster County School District 001,
Nebraska GO, 4.00%, 01/15/26 442,064
370,000 Lancaster County School District No.
145 Waverly, Nebraska GO, 2.00%,
12/15/34 339,281
320,000 Lancaster County School District No.
145 Waverly, Nebraska GO, 2.00%,
12/15/28 316,400
200,000 Lincoln Airport Authority, Nebraska
RB, 5.00%, 07/01/31 237,111
475,000 Lincoln Airport Authority, Nebraska
RB, 4.00%, 07/01/27 517,525

SCHEDULES OF PORTFOLIO INVESTMENTS
March 31, 2022
NEBRASKA TAX-FREE FUND
Annual Report 2022
See accompanying Notes to Financial Statements.

Principal
Amount
Security
Description Value
$ 500,000 Lincoln-Lancaster County Public
Building Commission, Nebraska RB,
3.00%, 12/01/26 $ 516,289
1,000,000 Loup River Public Power District,
Nebraska RB, 2.00%, 12/01/26 992,237
525,000 Metropolitan Community College Area,
Nebraska COP, 3.00%, 03/01/26 538,465
500,000 Metropolitan Utilities District of
Omaha Gas System Revenue,
Nebraska RB, 4.00%, 12/01/26 526,733
250,000 Municipal Energy Agency of Nebraska,
Nebraska RB, 5.00%, 04/01/31 297,608
1,475,000 Municipal Energy Agency of Nebraska,
Nebraska RB, 5.00%, 04/01/30 1,475,000
140,000 Municipal Energy Agency of Nebraska,
Nebraska RB, 5.00%, 04/01/31 140,000
210,000 Municipal Energy Agency of Nebraska,
Nebraska RB, 5.00%, 04/01/25 216,706
200,000 Municipal Energy Agency of Nebraska,
Nebraska RB, 5.00%, 04/01/26 200,000
540,000 Municipal Energy Agency of Nebraska,
Nebraska RB, 5.00%, 04/01/27 540,000
500,000 Nebraska Cooperative Republican Platte
Enhancement Project, Nebraska RB,
2.00%, 12/15/27 486,766
300,000 Nebraska Investment Finance Authority,
Nebraska RB FHLMC, 3.00%,
03/01/52 300,943
350,000 Nebraska Investment Finance Authority,
Nebraska RB FHLMC, 1.55%,
03/01/23 348,928
500,000 Nebraska Investment Finance Authority,
Nebraska RB FHLMC, 2.00%,
03/01/24 497,750
250,000 Nebraska Public Power District,
Nebraska RB, 5.00%, 01/01/31 302,102
125,000 Nebraska Public Power District,
Nebraska RB, 5.00%, 01/01/32 150,413
200,000 Nebraska Public Power District,
Nebraska RB, 5.00%, 01/01/36 219,596
500,000 Nebraska Public Power District,
Nebraska RB, 0.60%, 01/01/51 (a) 491,429
130,000 Nebraska Public Power District,
Nebraska RB, 5.00%, 01/01/25 140,344
315,000 Nebraska State Colleges, Nebraska RB,
3.00%, 07/01/25 315,545
700,000 Nebraska State Colleges Facilities Corp.,
Nebraska RB, 5.00%, 07/15/26 780,022
475,000 Northeast Community College Area,
Nebraska GO, 1.10%, 07/15/27 426,196
325,000 Omaha Public Facilities Corp.,
Nebraska RB, 3.00%, 04/15/31 334,340
Principal
Amount
Security
Description Value
$ 400,000 Omaha Public Facilities Corp.,
Nebraska RB, 4.00%, 04/01/32 $ 437,673
600,000 Omaha Public Facilities Corp.,
Nebraska RB, 4.00%, 06/01/32 662,463
660,000 Omaha Public Facilities Corp.,
Nebraska RB, 4.00%, 06/01/27 717,417
350,000 Omaha Public Facilities Corp.,
Nebraska RB, 4.00%, 06/01/28 384,150
1,010,000 Omaha Public Facilities Corp.,
Nebraska RB, 4.00%, 06/01/28 1,082,223
600,000 Omaha Public Power District, Nebraska
RB, 5.00%, 02/01/31 704,150
350,000 Omaha Public Power District, Nebraska
RB, 4.00%, 02/01/46 381,457
750,000 Omaha School District, Nebraska GO,
4.00%, 12/15/32 837,319
500,000 Omaha School District, Nebraska GO,
4.00%, 12/15/32 552,112
180,000 Omaha School District, Nebraska GO,
3.00%, 12/15/32 183,317
620,000 Omaha School District, Nebraska GO,
3.13%, 12/15/33 633,104
1,500,000 Omaha School District, Nebraska GO,
4.00%, 12/15/39 1,556,342
150,000 Omaha-Douglas Public Building
Commission, Nebraska GO, 5.00%,
05/01/30 175,800
250,000 Omaha-Douglas Public Building
Commission, Nebraska GO, 5.00%,
05/01/31 292,911
400,000 Papillion-La Vista School District No.
27, Nebraska GO, 4.00%, 12/01/30 448,941
245,000 Papillion-La Vista School District No.
27, Nebraska GO, 4.00%, 12/01/31 275,174
350,000 Papillion-La Vista School District No.
27, Nebraska GO, 3.00%, 12/01/26 354,493
750,000 Papillion-La Vista School District No.
27, Nebraska GO, 4.00%, 12/01/29 837,876
125,000 Platte County School District No. 1
Columbus Public Schools, Nebraska
GO, 5.00%, 12/15/26 133,369
160,000 Sarpy County Sanitary & Improvement
District No. 191, Nebraska GO,
3.55%, 10/15/32 160,132
15,000 Sarpy County Sanitary & Improvement
District No. 191, Nebraska GO,
2.45%, 10/15/22 15,005
105,000 Sarpy County Sanitary & Improvement
District No. 23, Nebraska GO,
2.30%, 08/15/34 89,818

SCHEDULES OF PORTFOLIO INVESTMENTS
March 31, 2022
NEBRASKA TAX-FREE FUND
Annual Report 2022
See accompanying Notes to Financial Statements.

Principal
Amount
Security
Description Value
$ 50,000 Sarpy County Sanitary & Improvement
District No. 242, Nebraska GO,
3.00%, 03/15/27 $ 50,069
100,000 Sarpy County Sanitary & Improvement
District No. 245, Nebraska GO,
3.45%, 11/15/28 100,534
100,000 Sarpy County Sanitary & Improvement
District No. 291, Nebraska GO,
4.25%, 09/15/38 101,424
60,000 Sarpy County Sanitary & Improvement
District No. 68, Nebraska GO,
2.75%, 12/15/23 60,053
420,000 Sarpy County School District No. 1,
Nebraska GO, 5.00%, 12/15/29 499,996
220,000 Southeast Community College Area,
Nebraska COP, 5.00%, 12/15/25 243,881
225,000 Southeast Community College Area,
Nebraska COP, 5.00%, 12/15/26 255,243
300,000 Southeast Community College Area,
Nebraska RB, 4.00%, 03/15/31 320,791
300,000 Southern Public Power District,
Nebraska RB, 4.00%, 12/15/25 319,591
400,000 Southern Public Power District,
Nebraska RB, 4.00%, 12/15/26 426,827
300,000 Southern Public Power District,
Nebraska RB, 2.00%, 12/15/26 294,478
500,000 State of Nebraska, Nebraska COP,
3.00%, 12/15/22 505,512
270,000 State of Nebraska, Nebraska COP,
3.00%, 12/15/24 275,119
200,000 University of Nebraska, Nebraska RB,
5.00%, 05/15/24 212,917
650,000 University of Nebraska, Nebraska RB,
4.00%, 07/01/31 703,012
500,000 University of Nebraska Facilities Corp.,
Nebraska RB, 4.00%, 07/15/30 541,590
500,000 University of Nebraska Facilities Corp.,
Nebraska RB, 5.00%, 07/15/25 548,423
500,000 University of Nebraska Facilities Corp.,
Nebraska RB, 5.00%, 07/15/26 560,202
400,000 Village of Boys Town NE, Nebraska
RB, 3.00%, 07/01/35 406,539
1,700,000 Village of Boys Town NE, Nebraska
RB, 3.00%, 09/01/28 1,751,508
100,000 Westside Community Schools, Nebraska
GO, 2.30%, 12/01/28 100,772
450,000 York County NE School District No.
12, Nebraska GO, 2.00%, 12/15/25 448,365
61,166,808
North Dakota - 0.8%
500,000 City of Fargo ND, North Dakota GO,
3.00%, 05/01/34 503,389
Principal
Amount
Security
Description Value
South Dakota - 0.7%
$ 425,000 City of Brandon SD Sales Tax Revenue,
South Dakota RB, 3.00%, 12/01/26 $ 440,047
62,110,244
U.S. GOVERNMENT MORTGAGE BACKED SECURITIES - 1.4%
Federal Home Loan Mortgage Corp. - 1.4%
299,142 Federal Home Loan Mortgage Corp.,
2.34%, 01/25/41 (b) 274,978
600,000 Federal Home Loan Mortgage Corp.
#WE5001, 2.65%, 04/01/29 593,646
868,624
Total Government & Agency Obligations (Cost
$64,088,893) 62,978,868
Shares
Security
Description Value
Short-Term Investments - 0.1%
Investment Company - 0.1%
55,007 BlackRock Liquidity Funds T-Fund
Portfolio, Institutional Shares,
0.01% (c) 55,007
Total Short-Term Investments (Cost $55,007) 55,007
Investments, at value - 99.1% (Cost $64,143,900) 63,033,875
Other assets in excess of liabilities - 0.9% 596,964
NET ASSETS - 100.0% $ 63,630,839
(a) Adjustable rate security, the interest rate of which adjusts periodically based on changes in current interest rates. Rate represented is as of March 31,
2022.
(b) 144a Security, which is exempt from registration under the Securities Act of 1933. The Sub-Adviser has deemed this security to be liquid based on procedures approved by Tributary Funds’ Board of Directors. As of March
31, 2022, the aggregate value of these liquid securities were $274,978 or
0.4% of net assets.
(c) Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2022.
COP Certificate of Participation
FHLMC Federal Home Loan Mortgage Corporation
FNMA Federal National Mortgage Association
GNMA Government National Mortgage Association
GO General Obligation
RB Revenue Bond

SCHEDULES OF PORTFOLIO INVESTMENTS
March 31, 2022
BALANCED FUND
Annual Report 2022
See accompanying Notes to Financial Statements.

Shares
Security
Description Value
Common Stocks - 62.4%
Communication Services - 6.2%
6,325 Activision Blizzard, Inc. $ 506,696
860 Alphabet, Inc., Class C (a) 2,401,972
12,850 Comcast Corp., Class A 601,637
3,865 Meta Platforms, Inc., Class A (a) 859,421
11,950 Verizon Communications, Inc. 608,733
4,978,459
Consumer Discretionary - 7.2%
625 Amazon.com, Inc. (a) 2,037,469
243 Booking Holdings, Inc. (a) 570,673
12,100 Gentex Corp. 352,957
3,740 NIKE, Inc., Class B 503,254
855 O'Reilly Automotive, Inc. (a) 585,641
950 Pool Corp. 401,708
8,600 Rent-A-Center, Inc./TX, Class A 216,634
4,400 Royal Caribbean Cruises, Ltd. (a) 368,632
2,305 The Home Depot, Inc. 689,956
5,726,924
Consumer Staples - 4.2%
6,625 Church & Dwight Co., Inc. 658,392
2,400 Constellation Brands, Inc., Class A 552,768
1,470 Costco Wholesale Corp. 846,500
6,330 Lamb Weston Holdings, Inc. 379,230
6,315 Walmart, Inc. 940,430
3,377,320
Energy - 1.9%
1,150 Diamondback Energy, Inc. 157,642
2,450 EOG Resources, Inc. 292,113
8,650 Exxon Mobil Corp. 714,404
3,600 Phillips 66 311,004
1,475,163
Financials - 6.6%
715 BlackRock, Inc. 546,382
7,200 Brown & Brown, Inc. 520,344
3,470 Chubb, Ltd. 742,233
1,925 CME Group, Inc. 457,880
5,700 Equitable Holdings, Inc. 176,187
6,100 First American Financial Corp. 395,402
5,225 JPMorgan Chase & Co. 712,272
8,000 KeyCorp 179,040
1,250 Moody's Corp. 421,762
4,400 Morgan Stanley 384,560
1,670 The PNC Financial Services Group, Inc. 308,032
8,000 Wells Fargo & Co. 387,680
5,231,774
Health Care - 8.3%
6,300 Abbott Laboratories 745,668
5,850 AMN Healthcare Services, Inc. (a) 610,330
1,070 Biogen, Inc. (a) 225,342
5,000 Edwards Lifesciences Corp. (a) 588,600
3,315 Eli Lilly & Co. 949,317
Shares
Security
Description Value
6,400 Horizon Therapeutics PLC (a) $ 673,344
915 Humana, Inc. 398,180
4,975 Integer Holdings Corp. (a) 400,836
2,629 LHC Group, Inc. (a) 443,249
1,540 Thermo Fisher Scientific, Inc. 909,601
3,640 Zoetis, Inc. 686,468
6,630,935
Industrials - 5.3%
4,200 AMETEK, Inc. 559,356
1,330 Cintas Corp. 565,769
18,600 CSX Corp. 696,570
6,000 IAA, Inc. (a) 229,500
4,800 MasTec, Inc. (a) 418,080
7,737 Raytheon Technologies Corp. 766,504
4,850 The Timken Co. 294,395
4,450 Waste Management, Inc. 705,325
4,235,499
Information Technology - 16.6%
1,510 Adobe, Inc. (a) 687,986
21,645 Apple, Inc. 3,779,434
2,095 CDW Corp. 374,775
2,740 Citrix Systems, Inc. 276,466
2,855 CMC Materials, Inc. 529,317
2,355 FleetCor Technologies, Inc. (a) 586,536
2,500 Mastercard, Inc., Class A 893,450
6,150 Microchip Technology, Inc. 462,111
10,465 Microsoft Corp. 3,226,464
4,750 NVIDIA Corp. 1,296,085
1,445 Paycom Software, Inc. (a) 500,519
4,170 QUALCOMM, Inc. 637,259
13,250,402
Materials - 1.7%
5,140 Berry Global Group, Inc. (a) 297,914
2,800 FMC Corp. 368,396
1,795 Linde PLC 573,377
9,500 PureCycle Technologies, Inc. (a) 76,000
1,315,687
Real Estate - 2.3%
1,845 American Tower Corp. REIT 463,501
10,390 First Industrial Realty Trust, Inc. REIT 643,245
4,360 Sun Communities, Inc. REIT 764,264
1,871,010
Utilities - 2.1%
2,725 American Water Works Co., Inc. 451,069
4,875 Atmos Energy Corp. 582,514
7,770 NextEra Energy, Inc. 658,197
1,691,780
Total Common Stocks (Cost $26,000,871) 49,784,953

SCHEDULES OF PORTFOLIO INVESTMENTS
March 31, 2022
BALANCED FUND
Annual Report 2022
See accompanying Notes to Financial Statements.

Principal
Amount
Security
Description Value
Non-U.S. Government Agency Asset Backed Securities - 8.9%
Asset Backed Securities - 3.7%
$ 155,000 Aligned Data Centers Issuer, LLC,
1.94%, 08/15/46 (b) $ 142,757
185,937 American Homes 4 Rent Trust, 3.68%,
12/17/36 (b) 185,197
50,000 AMSR Trust, 1.63%, 07/17/37 (b) 47,416
98,853 Amur Equipment Finance Receivables
IX, LLC, 0.75%, 11/20/26 (b) 96,904
105,507 Cascade Funding Mortgage Trust,
4.00%, 10/25/68 (b)(c) 105,664
239,331 CF Hippolyta Issuer, LLC, 1.69%,
07/15/60 (b) 226,156
115,741 CF Hippolyta, LLC, 1.53%,
03/15/61 (b) 107,534
120,783 Colony American Finance, Ltd., 1.83%,
03/15/50 (b) 115,536
48,087 Commonbond Student Loan Trust,
3.87%, 02/25/46 (b) 48,364
105,000 DLLMT, LLC, 1.00%, 07/21/25 (b) 101,293
61,175 ELFI Graduate Loan Program, LLC,
1.73%, 08/25/45 (b) 57,685
135,000 FRTKL 2021-SFR1, 1.57%,
09/17/38 (b) 122,212
130,000 Navient Student Loan Trust (USD 1
Month LIBOR + 1.60%), 2.00%,
10/15/31 (b)(d) 131,005
135,000 NMEF Funding, LLC, 2.58%,
10/16/28 (b) 133,280
122,515 North Texas Higher Education
Authority, Inc. (USD 1 Month LIBOR
+ 0.57%), 1.03%, 09/25/61 (d) 121,605
47,850 Pawnee Equipment Receivables, 2.29%,
10/15/24 (b) 47,904
80,000 Pawneee Equipment Receivables,
1.10%, 07/15/27 (b) 77,380
35,465 Preferred Term Securities XII, Ltd./
Preferred Term Securities XII, Inc.
(USD 3 Month LIBOR + 0.70%),
1.62%, 12/24/33 (b)(d) 35,125
119,863 Progress Residential Trust, 1.52%,
07/17/38 (b) 110,817
146,908 SLM Student Loan Trust (USD 3
Month LIBOR + 1.65%), 1.91%,
07/25/22 (d) 147,097
82,344 SMB Private Education Loan Trust,
2.70%, 05/15/31 (b) 81,571
231,735 SoFi Professional Loan Program Trust,
1.14%, 02/15/47 (b) 215,619
145,375 Stack Infrastructure Issuer, LLC, 4.54%,
02/25/44 (b) 146,025
Principal
Amount
Security
Description Value
$ 70,000 Stack Infrastructure Issuer, LLC, 1.88%,
03/26/46 (b) $ 64,251
138,185 Tricon American Homes Trust, 1.48%,
11/17/39 (b) 123,734
180,000 Vantage Data Centers Issuer, LLC,
1.65%, 09/15/45 (b) 167,565
2,959,696
Non-Agency Commercial Mortgage Backed Securities - 3.8%
375,000 American Tower Trust I, 3.07%,
03/15/23 (b) 372,751
150,000 Banc of America Merrill Lynch
Commercial Mortgage Securities
Trust, 3.53%, 03/10/37 (b)(c) 147,958
190,000 Barclays Commercial Mortgage Trust,
3.04%, 11/15/52 188,928
105,000 BX Commercial Mortgage Trust 2022-
LP2, 1.32%, 02/15/39 (b)(d) 102,895
160,000 BX Trust (USD 1 Month LIBOR +
0.95%), 1.35%, 09/15/36 (b)(d) 156,592
125,000 CD Commercial Mortgage Trust,
4.21%, 08/15/51 128,657
175,000 Goldman Sachs Mortgage Securities
Trust, 2.32%, 05/12/53 167,904
185,000 Goldman Sachs Mortgage Securities
Trust (USD 1 Month LIBOR +
0.89%), 1.28%, 11/15/36 (b)(d) 181,086
200,000 Hudson Yards Mortgage Trust, 3.23%,
07/10/39 (b) 194,247
204,379 Key Commercial Mortgage Securities
Trust, 2.66%, 06/15/52 (b) 201,150
158,222 Key Commercial Mortgage Securities
Trust, 1.25%, 09/16/52 (b) 151,857
145,000 KNDR 2021-KIND A (USD 1
Month LIBOR + 0.95%), 1.35%,
08/15/38 (b)(d) 143,396
125,000 Ready Capital Mortgage Financing,
LLC, 1.76%, 01/25/37 (b)(d) 124,862
75,000 SREIT Trust (USD 1 Month LIBOR +
0.58%), 0.97%, 07/15/36 (b)(d) 72,762
92,836 Sutherland Commercial Mortgage Trust,
2.86%, 12/25/35 (b)(c) 88,017
130,000 Tricon Residential Trust, 3.86%,
04/17/39 (b) 130,000
100,000 TRTX Issuer, Ltd., 1.70%, 02/15/39 (b)
(d) 100,042
75,000 UBS Commercial Mortgage Trust,
4.19%, 08/15/51 76,900
150,000 UBS Commercial Mortgage Trust,
2.99%, 12/15/52 148,751

SCHEDULES OF PORTFOLIO INVESTMENTS
March 31, 2022
BALANCED FUND
Annual Report 2022
See accompanying Notes to Financial Statements.

Principal
Amount
Security
Description Value
$ 134,101 Velocity Commercial Capital Loan
Trust, 1.40%, 05/25/51 (b)(c) $ 124,322
3,003,077
Non-Agency Residential Mortgage Backed Securities - 1.4%
119,142 Angel Oak Mortgage Trust, 3.35%,
01/25/67 (b)(c) 117,504
52,016 Bayview Commercial Asset Trust
REMIC (USD 1 Month LIBOR +
0.87%), 1.33%, 12/25/33 (b)(d) 50,394
169,393 Brean Asset Backed Securities Trust,
1.40%, 10/25/63 (b)(c) 153,092
87,047 Cascade Funding Mortgage Trust,
2.80%, 06/25/69 (b)(c) 85,528
88,007 Cascade Funding Mortgage Trust, LLC,
0.80%, 02/25/31 (b)(c) 87,047
60,553 Citigroup Mortgage Loan Trust, 3.50%,
01/25/66 (b)(c) 60,106
16,483 Citigroup Mortgage Loan Trust REMIC,
4.00%, 01/25/35 (b)(c) 16,261
122,602 Credit Suisse Mortgage Trust, 3.25%,
04/25/47 (b)(c) 119,070
99,205 Finance of America HECM Buyout,
2.69%, 02/25/32 (b)(c) 97,313
90,415 Finance of America Structured Securities
Trust, 1.50%, 04/25/51 86,489
42,388 Freddie Mac Whole Loan Securities,
3.64%, 09/25/45 (c) 42,348
32,097 New Residential Mortgage Loan Trust
REMIC, 3.75%, 08/25/55 (b)(c) 31,994
169,799 Towd Point Mortgage Trust, 2.25%,
11/25/61 (b)(c) 163,544
1,110,690
Total Non-U.S. Government Agency Asset Backed
Securities (Cost $7,345,057) 7,073,463
Corporate Bonds - 12.1%
Communication Services - 0.9%
348,000 AT&T, Inc., 4.30%, 02/15/30 367,688
317,000 Verizon Communications, Inc., 4.33%,
09/21/28 334,395
702,083
Consumer Discretionary - 1.7%
140,000 Dollar General Corp., 3.50%, 04/03/30 139,266
166,000 Dollar General Corp., 3.25%, 04/15/23 167,195
100,000 Hanesbrands, Inc., 4.63%, 05/15/24 (b) 101,500
265,000 McDonald's Corp., 2.13%, 03/01/30 241,099
50,000 Newell Brands, Inc., 4.45%, 04/01/26 50,313
50,000 Starbucks Corp., 2.00%, 03/12/27 47,289
265,000 The Walt Disney Co., 2.65%, 01/13/31 253,061
215,000 Whirlpool Corp., 4.70%, 06/01/22 215,995
Principal
Amount
Security
Description Value
$ 75,000 Whirlpool Corp., MTN, 3.70%,
03/01/23 $ 75,716
1,291,434
Consumer Staples - 0.2%
165,000 Reckitt Benckiser Treasury Services
PLC, 3.00%, 06/26/27 (b) 163,376
Financials - 4.3%
250,000 Bank of America Corp., MTN, 3.56%,
04/23/27 (c) 250,712
326,000 CBRE Services, Inc., 2.50%, 04/01/31 294,547
240,000 Citigroup, Inc., 3.89%, 01/10/28 (c) 242,700
270,000 CME Group, Inc., 3.00%, 03/15/25 271,826
270,000 Intercontinental Exchange, Inc., 2.10%,
06/15/30 246,835
305,000 JPMorgan Chase & Co., 1.05%,
11/19/26 (c) 281,599
130,000 JPMorgan Chase & Co., 3.25%,
09/23/22 131,119
110,000 KeyCorp, MTN, 2.25%, 04/06/27 103,850
50,000 Metropolitan Life Global Funding I,
3.60%, 01/11/24 (b) 50,724
255,000 Morgan Stanley, GMTN, 3.77%,
01/24/29 (c) 256,990
70,000 Morgan Stanley, GMTN, 3.75%,
02/25/23 71,101
225,000 Regions Financial Corp., 1.80%,
08/12/28 200,875
100,000 The Charles Schwab Corp. (callable at
100 beginning 06/01/25), 5.38%,
06/01/65 (c)(e) 103,000
220,000 The Charles Schwab Corp., 3.85%,
05/21/25 224,777
240,000 The Goldman Sachs Group, Inc.,
3.85%, 01/26/27 242,155
230,000 U.S. Bancorp, Series J (callable at
100 beginning 04/15/27), 5.30%,
10/15/49 (c)(e) 226,798
270,000 Wells Fargo & Co., 3.00%, 04/22/26 267,377
3,466,985
Health Care - 0.1%
125,000 Baylor Scott & White Holdings, 1.78%,
11/15/30 110,504
37,000 Becton Dickinson and Co., 3.73%,
12/15/24 37,599
148,103
Industrials - 2.3%
255,000 Agilent Technologies, Inc., 2.10%,
06/04/30 228,873
250,000 BMW Finance NV, 2.85%, 08/14/29 (b) 241,493
300,000 Harman International Industries, Inc.,
4.15%, 05/15/25 306,678

SCHEDULES OF PORTFOLIO INVESTMENTS
March 31, 2022
BALANCED FUND
Annual Report 2022
See accompanying Notes to Financial Statements.

Principal
Amount
Security
Description Value
$ 260,000 Huntington Ingalls Industries, Inc.,
3.48%, 12/01/27 $ 255,975
170,000 TTX Co., 3.60%, 01/15/25 (b) 172,682
175,000 Union Pacific Corp., 3.95%, 09/10/28 183,615
250,000 Volkswagen Group of America Finance,
LLC, 3.35%, 05/13/25 (b) 249,215
285,000 Waste Management, Inc., 1.50%,
03/15/31 245,278
1,883,809
Information Technology - 2.3%
310,000 Advanced Micro Devices, Inc., 2.38%,
06/01/30 288,016
170,000 Applied Materials, Inc., 1.75%,
06/01/30 153,886
235,000 eBay, Inc., 3.60%, 06/05/27 238,857
140,000 NVIDIA Corp., 2.85%, 04/01/30 137,743
200,000 Oracle Corp., 3.40%, 07/08/24 201,429
293,000 QUALCOMM, Inc., 2.15%, 05/20/30 272,501
250,000 Telefonaktiebolaget LM Ericsson,
4.13%, 05/15/22 250,000
295,000 TSMC Global, Ltd., 1.38%,
09/28/30 (b) 251,159
1,793,591
Materials - 0.3%
209,000 Albemarle Corp., 4.15%, 12/01/24 213,781
Total Corporate Bonds (Cost $10,092,660) 9,663,162
Government & Agency Obligations - 11.6%
GOVERNMENT SECURITIES - 10.9%
Municipals - 0.6%
350,000 California State University, California
RB, 5.45%, 11/01/22 357,954
125,000 Grand Island Public Schools, Nebraska
GO, 1.69%, 12/15/31 112,563
50,000 La Vista Economic Development Fund,
Nebraska RB, 1.64%, 10/15/28 46,562
517,079
Treasury Inflation Index Securities - 0.4%
252,313 U.S. Treasury Inflation Indexed Bond,
1.75%, 01/15/28 (f) 284,225
U.S. Treasury Securities - 9.9%
625,000 U.S. Treasury Note, 2.75%, 11/15/23 630,225
525,000 U.S. Treasury Note, 2.13%, 11/30/24 519,873
3,115,000 U.S. Treasury Note, 2.13%, 05/15/25 3,077,036
1,685,000 U.S. Treasury Note, 2.25%, 02/15/27 1,667,360
2,040,000 U.S. Treasury Note/Bond, 1.50%,
02/15/30 1,912,500
125,000 U.S. Treasury Note/Bond, 1.88%,
02/15/32 120,039
7,927,033
Principal
Amount
Security
Description Value
U.S. GOVERNMENT MORTGAGE BACKED SECURITIES - 0.7%
Federal Home Loan Mortgage Corp. - 0.5%
$ 80,666 Federal Home Loan Mortgage Corp.,
3.75%, 12/15/54 (g) $ 80,867
50,847 Federal Home Loan Mortgage Corp.
#SB8006, 3.00%, 09/01/34 51,375
33,643 Federal Home Loan Mortgage Corp.
REMIC, 3.50%, 06/15/50 34,032
240,000 Seasoned Loans Structured Transaction
Trust, 2.75%, 09/25/29 227,342
393,616
Federal National Mortgage Association - 0.1%
23,851 Federal National Mortgage Association
#AL1321, 3.50%, 12/01/26 24,373
74,759 Federal National Mortgage Association
REMIC, 4.02%, 04/25/29 (c) 75,993
100,366
Government National Mortgage Association - 0.1%
70,858 Government National Mortgage
Association, 3.50%, 01/20/69 (c) 70,735
Total Government & Agency Obligations (Cost
$9,511,980) 9,293,054
Shares
Security
Description Value
Short-Term Investments - 4.6%
Investment Company - 4.6%
3,690,949 BlackRock Liquidity Funds T-Fund
Portfolio, Institutional Shares,
0.01% (h) 3,690,949
Total Short-Term Investments (Cost $3,690,949) 3,690,949
Investments, at value - 99.6% (Cost $56,641,517) 79,505,581
Other assets in excess of liabilities - 0.4% 286,738
NET ASSETS - 100.0% $ 79,792,319
(a) Non-income producing security.
(b) 144a Security, which is exempt from registration under the Securities Act of 1933. The Sub-Adviser has deemed this security to be liquid based on procedures approved by Tributary Funds’ Board of Directors. As of March
31, 2022, the aggregate value of these liquid securities were $7,194,933 or
9.0% of net assets.
(c) Variable or adjustable rate security, the interest rate of which adjusts periodically based on changes in current interest rates. Rate represented is as of March 31, 2022.
(d) Floating rate security. Rate presented is as of March 31, 2022.
(e) Perpetual maturity security.
(f) U.S. Treasury inflation indexed security, par amount is adjusted for inflation.
(g) Debt obligation initially issued at one coupon rate which converts to higher coupon rate at a specified date. Rate presented is as of March 31, 2022.
(h) Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2022.
GMTN Global Medium Term Note

SCHEDULES OF PORTFOLIO INVESTMENTS
March 31, 2022
BALANCED FUND
Annual Report 2022
See accompanying Notes to Financial Statements.

GO General Obligation
LIBOR London Interbank Offered Rate
LLC Limited Liability Company
MTN Medium Term Note
PLC Public Limited Company
RB Revenue Bond
REIT Real Estate Investment Trust
REMIC Real Estate Mortgage Investment Conduit

SCHEDULES OF PORTFOLIO INVESTMENTS
March 31, 2022
GROWTH OPPORTUNITIES FUND
Annual Report 2022
See accompanying Notes to Financial Statements.

.
Shares
Security
Description Value
Common Stocks - 86.9%
Communication Services - 2.6%
9,700 IAC/InterActiveCorp (a) $ 972,716
7,600 Spotify Technology SA (a) 1,147,752
4,823 Vimeo, Inc. (a) 57,297
95,900 Zynga, Inc. (a) 886,116
3,063,881
Consumer Discretionary - 13.9%
2,700 Burlington Stores, Inc. (a) 491,859
3,900 Domino's Pizza, Inc. 1,587,339
11,300 DR Horton, Inc. 841,963
42,500 DraftKings , Inc., Class A (a) 827,475
9,810 Five Below, Inc. (a) 1,553,610
15,800
Floor & Decor Holdings, Inc.,
Class A (a) 1,279,800
10,450 Hilton Worldwide Holdings, Inc. (a) 1,585,683
5,600 Lululemon Athletica , Inc. (a) 2,045,288
4,600 Ollie's Bargain Outlet Holdings, Inc. (a) 197,616
2,250 O'Reilly Automotive, Inc. (a) 1,541,160
26,500 Planet Fitness, Inc., Class A (a) 2,238,720
2,900 Pool Corp. 1,226,265
1,200 Stitch Fix, Inc., Class A (a) 12,084
13,000 YETI Holdings, Inc. (a) 779,740
16,208,602
Consumer Staples - 1.5%
7,600 Church & Dwight Co., Inc. 755,288
16,800 The Kroger Co. 963,816
1,719,104
Energy - 1.4%
11,700 Diamondback Energy, Inc. 1,603,836
Financials - 4.3%
46,300 Equitable Holdings, Inc. 1,431,133
5,700 LPL Financial Holdings, Inc. 1,041,276
2,500 MSCI, Inc. 1,257,200
27,600 OneMain Holdings, Inc. 1,308,516
5,038,125
Health Care - 14.5%
1,600 10X Genomics, Inc., Class A (a) 121,712
2,900 AdaptHealth Corp. (a) 46,487
4,100 Bio- Techne Corp. 1,775,464
19,600 Horizon Therapeutics PLC (a) 2,062,116
5,600 IDEXX Laboratories, Inc. (a) 3,063,536
4,700 Insulet Corp. (a) 1,252,033
29,900 Maravai LifeSciences Holdings, Inc. (a) 1,054,573
6,730 Masimo Corp. (a) 979,484
12,600 Quidel Corp. (a) 1,416,996
19,800 Sage Therapeutics, Inc. (a) 655,380
4,300 Seagen , Inc. (a) 619,415
6,400 Tandem Diabetes Care, Inc. (a) 744,256
Shares
Security
Description Value
1,200 Teladoc Health, Inc. (a) $ 86,556
1,800 Teleflex, Inc. 638,694
3,200 The Cooper Cos., Inc. 1,336,288
5,200 Veeva Systems, Inc., Class A (a) 1,104,792
16,957,782
Industrials - 14.3%
8,600 AMETEK, Inc. 1,145,348
4,600 Cintas Corp. 1,956,794
17,600 CoStar Group, Inc. (a) 1,172,336
6,900 Dover Corp. 1,082,610
10,200 GXO Logistics, Inc. (a) 727,668
2,500 IAA, Inc. (a) 95,625
11,300 ITT, Inc. 849,873
6,450 Old Dominion Freight Line, Inc. 1,926,486
66,100 Plug Power, Inc. (a) 1,891,121
11,400 Quanta Services, Inc. 1,500,354
1,230 TransDigm Group, Inc. (a) 801,394
12,300 TransUnion 1,271,082
11,000 Trex Co., Inc. (a) 718,630
21,350 XPO Logistics, Inc. (a) 1,554,280
16,693,601
Information Technology - 31.3%
7,020 Broadridge Financial Solutions, Inc. 1,093,084
5,870 CDW Corp. 1,050,084
2,900 Coupa Software, Inc. (a) 294,727
15,500 DocuSign, Inc. (a) 1,660,360
19,200 Dropbox, Inc., Class A (a) 446,400
47,000 Dynatrace , Inc. (a) 2,213,700
2,960 EPAM Systems, Inc. (a) 877,966
2,630 Fair Isaac Corp. (a) 1,226,790
3,100 FleetCor Technologies, Inc. (a) 772,086
7,900 Fortinet, Inc. (a) 2,699,746
800 LivePerson , Inc. (a) 19,536
27,900 Microchip Technology, Inc. 2,096,406
12,500 MKS Instruments, Inc. 1,875,000
4,300 Monolithic Power Systems, Inc. 2,088,424
8,150 Okta , Inc. (a) 1,230,324
4,700 Palo Alto Networks, Inc. (a) 2,925,797
7,350 Paychex, Inc. 1,003,054
6,700 Paycom Software, Inc. (a) 2,320,746
69,900 Pure Storage, Inc., Class A (a) 2,468,169
2,200 RingCentral, Inc., Class A (a) 257,862
21,500 Smartsheet , Inc., Class A (a) 1,177,770
2,870 SolarEdge Technologies, Inc. (a) 925,202
5,400 Splunk , Inc. (a) 802,494
7,100 Synopsys, Inc. (a) 2,366,217
16,900 Tenable Holdings, Inc. (a) 976,651
3,800 Zebra Technologies Corp. (a) 1,572,060
36,440,655

SCHEDULES OF PORTFOLIO INVESTMENTS
March 31, 2022
GROWTH OPPORTUNITIES FUND
Annual Report 2022
See accompanying Notes to Financial Statements.

Shares
Security
Description Value
Materials - 1.7%
19,800 Ball Corp. $ 1,782,000
2,900 Berry Global Group, Inc. (a) 168,084
1,950,084
Real Estate - 1.4%
2,900 Opendoor Technologies, Inc. (a) 25,085
9,300 Sun Communities, Inc. REIT 1,630,197
1,655,282
Total Common Stocks (Cost $71,872,058) 101,330,952
Shares
Security
Description Value
Exchange Traded Funds - 9.8%
20,700 iShares Core S&P Mid-Capital ETF 5,554,638
25,900
iShares Russell Mid-Capital Growth
ETF 2,602,950
14,800 Vanguard Mid-Capital Growth ETF 3,297,588
Total Exchange Traded Funds (Cost $11,646,821) 11,455,176
Short-Term Investments - 3.0%
Investment Company - 3.0%
3,457,515
BlackRock Liquidity Funds T-Fund
Portfolio, Institutional Shares,
0.01% (b) 3,457,515
Total Short-Term Investments (Cost $3,457,515) 3,457,515
Investments, at value - 99.7% (Cost $86,976,394) 116,243,643
Other assets in excess of liabilities - 0.3% 307,172
NET ASSETS - 100.0% $ 116,550,815
(a) Non-income producing security.
(b)
Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2022.
ETF Exchange Traded Fund
PLC Public Limited Company
REIT Real Estate Investment Trust

SCHEDULES OF PORTFOLIO INVESTMENTS
March 31, 2022
SMALL/MID CAP FUND
Annual Report 2022
See accompanying Notes to Financial Statements.

(a)
Non-income producing security.
(b)
Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2022.
PLC
Public Limited Company
REIT
Real Estate Investment Trust
Shares
Security
Description Value
Common Stocks - 99.3%
Communication Services - 2.8%
1,161 Nexstar Media Group, Inc., Class A $ 218,825
Consumer Discretionary - 10.5%
819 Burlington Stores, Inc. (a) 149,197
1,609 Dorman Products, Inc. (a) 152,903
4,530 G-III Apparel Group, Ltd. (a) 122,537
752 LGI Homes, Inc. (a) 73,455
2,989 Ollie's Bargain Outlet Holdings, Inc. (a) 128,408
802 Tractor Supply Co. 187,163
813,663
Consumer Staples - 4.4%
692 Casey's General Stores, Inc. 137,134
410 Coca-Cola Consolidated, Inc. 203,708
340,842
Energy - 3.2%
6,113 CNX Resources Corp. (a) 126,661
486 Pioneer Natural Resources Co. 121,515
248,176
Financials - 15.5%
2,799 Atlantic Union Bankshares Corp. 102,695
1,427 Brown & Brown, Inc. 103,129
1,051 Cullen/Frost Bankers, Inc. 145,469
114 Markel Corp. (a) 168,178
1,997 Moelis & Co., Class A 93,759
1,701 Selective Insurance Group, Inc. 152,001
1,997 SouthState Corp. 162,935
2,436 Stifel Financial Corp. 165,405
1,208 UMB Financial Corp. 117,369
1,210,940
Health Care - 13.3%
1,178 AMN Healthcare Services, Inc. (a) 122,901
414 ICON PLC (a) 100,693
1,735 Integra LifeSciences Holdings Corp. (a) 111,491
1,275 LHC Group, Inc. (a) 214,965
291 Molina Healthcare, Inc. (a) 97,075
832 Omnicell , Inc. (a) 107,736
1,292 Pacira BioSciences , Inc. (a) 98,605
1,064 PerkinElmer, Inc. 185,625
1,039,091
Industrials - 18.1%
486 CACI International, Inc., Class A (a) 146,412
781 Carlisle Cos., Inc. 192,064
1,490 EnerSys 111,109
1,127 Fortune Brands Home & Security, Inc. 83,714
942 Forward Air Corp. 92,109
1,313 Franklin Electric Co., Inc. 109,032
1,148 ICF International, Inc. 108,073
1,203 Oshkosh Corp. 121,082
1,321 Quanta Services, Inc. 173,857
1,186 Robert Half International, Inc. 135,417
Shares
Security
Description Value
844 Tetra Tech, Inc. $ 139,209
1,412,078
Information Technology - 17.7%
1,355 Ambarella , Inc. (a) 142,167
1,891 Blackbaud , Inc. (a) 113,214
857 Broadridge Financial Solutions, Inc. 133,444
4,999 Cambium Networks Corp. (a) 118,176
1,148 ExlService Holdings, Inc. (a) 164,474
659 Littelfuse , Inc. 164,361
954 MKS Instruments, Inc. 143,100
1,355 Power Integrations, Inc. 125,582
1,224 PTC, Inc. (a) 131,849
1,013 Qualys , Inc. (a) 144,261
1,380,628
Materials - 3.3%
697 Balchem Corp. 95,280
2,005 RPM International, Inc. 163,287
258,567
Real Estate - 7.8%
2,896 American Campus Communities, Inc.
REIT 162,089
1,942 Duke Realty Corp. REIT 112,753
5,835 Easterly Government Properties, Inc.
REIT 123,352
372 Jones Lang LaSalle, Inc. (a) 89,079
1,030 Lamar Advertising Co., Class A REIT 119,665
606,938
Utilities - 2.7%
1,794 IDACORP, Inc. 206,956
Total Common Stocks (Cost $6,390,375) 7,736,704
Shares
Security
Description Value
Short-Term Investments - 1.0%
Investment Company - 1.0%
76,441 BlackRock Liquidity Funds T-Fund
Portfolio, Institutional Shares,
0.01% (b) 76,441
Total Short-Term Investments (Cost $76,441) 76,441
Investments, at value - 100.3% (Cost $6,466,816) 7,813,145
Other liabilities in excess of assets - (0.3)% (22,690)
NET ASSETS - 100.0% $ 7,790,455

SCHEDULES OF PORTFOLIO INVESTMENTS
March 31, 2022
SMALL COMPANY FUND
Annual Report 2022
See accompanying Notes to Financial Statements.

Shares
Security
Description Value
Common Stocks - 97.5%
Communication Services - 2.3%
452,015 Gray Television, Inc. $ 9,975,971
38,656 Nexstar Media Group, Inc., Class A 7,285,883
17,261,854
Consumer Discretionary - 11.2%
111,888 Boot Barn Holdings, Inc. (a) 10,605,864
147,701 Dorman Products, Inc. (a) 14,036,026
424,046 G-III Apparel Group, Ltd. (a) 11,470,444
282,141 La-Z-Boy, Inc. 7,440,058
59,398 LGI Homes, Inc. (a) 5,801,997
42,405 Monarch Casino & Resort, Inc. (a) 3,698,988
321,290 Movado Group, Inc. 12,546,374
256,148 Ollie's Bargain Outlet Holdings, Inc. (a) 11,004,118
109,505 Patrick Industries, Inc. 6,603,152
83,207,021
Consumer Staples - 3.9%
41,531 Coca-Cola Consolidated, Inc. 20,634,677
53,204 J & J Snack Foods Corp. 8,251,941
28,886,618
Energy - 3.4%
1,229,414 CNX Resources Corp. (a) 25,473,458
Financials - 15.5%
384,817 Atlantic Union Bankshares Corp. 14,118,936
223,219 Mercantile Bank Corp. 7,906,417
230,446 Moelis & Co., Class A 10,819,440
255,539 Seacoast Banking Corp. of Florida 8,948,976
252,760 Selective Insurance Group, Inc. 22,586,633
204,479 SouthState Corp. 16,683,442
168,427 Stewart Information Services Corp. 10,208,360
102,041 Stifel Financial Corp. 6,928,584
73,295 UMB Financial Corp. 7,121,342
278,727 United Bankshares , Inc. 9,721,998
115,044,128
Health Care - 14.8%
112,841 AMN Healthcare Services, Inc. (a) 11,772,702
360,756 Avanos Medical, Inc. (a) 12,085,326
181,268 Integer Holdings Corp. (a) 14,604,763
202,465 Integra LifeSciences Holdings Corp. (a) 13,010,401
122,290 LHC Group, Inc. (a) 20,618,094
34,702 Medpace Holdings, Inc. (a) 5,676,900
395,141 Natus Medical, Inc. (a) 10,384,305
42,722 Omnicell , Inc. (a) 5,532,072
122,687 Pacira BioSciences , Inc. (a) 9,363,472
224,966 Supernus Pharmaceuticals, Inc. (a) 7,270,901
110,318,936
Industrials - 18.4%
140,793 American Woodmark Corp. (a) 6,891,817
286,430 Barnes Group, Inc. 11,511,622
24,133 CACI International, Inc., Class A (a) 7,270,308
176,130 Comfort Systems USA, Inc. 15,677,331
74,645 CSW Industrials, Inc. 8,777,506
Shares
Security
Description Value
156,436 EnerSys $ 11,665,432
87,619 EnPro Industries, Inc. 8,563,005
132,296 Forward Air Corp. 12,935,903
159,771 Franklin Electric Co., Inc. 13,267,384
165,092 ICF International, Inc. 15,541,761
173,350 Kforce , Inc. 12,822,699
180,180 Korn Ferry 11,700,889
136,625,657
Information Technology - 14.9%
86,477 Advanced Energy Industries, Inc. 7,443,940
83,570 Ambarella , Inc. (a) 8,768,165
457,318 Benchmark Electronics, Inc. 11,451,243
177,662 Blackbaud , Inc. (a) 10,636,624
450,489 Cambium Networks Corp. (a) 10,649,560
157,548 Cass Information Systems, Inc. 5,815,097
255,698 CTS Corp. 9,036,367
129,993 Diodes, Inc. (a) 11,308,091
103,629 ExlService Holdings, Inc. (a) 14,846,927
170,015 Onto Innovation, Inc. (a) 14,772,603
48,201 SPS Commerce, Inc. (a) 6,323,971
111,052,588
Materials - 3.1%
73,851 Balchem Corp. 10,095,432
136,959 Kaiser Aluminum Corp. 12,896,059
22,991,491
Real Estate - 6.9%
199,873 Agree Realty Corp. REIT 13,263,572
544,509 Easterly Government Properties, Inc.
REIT 11,510,920
323,275 Marcus & Millichap, Inc. 17,030,127
838,483 Sunstone Hotel Investors, Inc. REIT (a) 9,877,330
51,681,949
Utilities - 3.1%
62,495 Chesapeake Utilities Corp. 8,609,311
121,496 IDACORP, Inc. 14,015,778
15,319 Unitil Corp. 764,112
23,389,201
Total Common Stocks (Cost $502,396,573) 725,932,901
Shares
Security
Description Value
Short-Term Investments - 2.1%
Investment Company - 2.1%
15,749,206 BlackRock Liquidity Funds T-Fund
Portfolio, Institutional Shares,
0.01% (b) 15,749,206
Total Short-Term Investments (Cost $15,749,206) 15,749,206
Investments, at value - 99.6% (Cost $518,145,779) 741,682,107
Other assets in excess of liabilities - 0.4% 2,774,496
NET ASSETS - 100.0% $ 744,456,603

SCHEDULES OF PORTFOLIO INVESTMENTS
March 31, 2022
SMALL COMPANY FUND
Annual Report 2022
See accompanying Notes to Financial Statements.

(a)
Non-income producing security.
(b)
Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2022.
REIT
Real Estate Investment Trust

Annual Report 2022
STATEMENTS OF ASSETS AND LIABILITIES
March 31, 2022

See accompanying Notes to Financial Statements.
SHORT-INTERMEDIATE
BOND FUND INCOME FUND
Assets:
Investments, at cost $ 228,846,935 $ 182,573,805
Unrealized appreciation (depreciation) of investments
(6,840,115) (4,983,607)
Total investments, at value 222,006,820 177,590,198
Receivable for capital shares issued 308,215 224,678
Receivable for investments sold – –
Interest and dividends receivable 1,008,118 918,236
Receivable from investment advisor – –
Prepaid expenses 17,691 15,400
Total Assets
223,340,844 178,748,512
Liabilities:
Distributions payable 275,662 319,389
Payable for investments purchased 1,476,629 1,266,086
Payable for capital shares redeemed 158,510 128,190
Accrued expenses and other payables:
Investment advisory fees 44,440 37,084
Administration fees payable to non-related parties 8,892 7,162
Administration fees payable to related parties 13,159 10,598
Shareholder service fees 2,263 1,071
Other fees 45,524 44,081
Total Liabilities
2,025,079 1,813,661
Net Assets
$ 221,315,765 $ 176,934,851
Composition of Net Assets:
Paid-In Capital $ 231,526,337 $ 183,642,872
Distributable earnings (10,210,572) (6,708,021)
Net Assets
$ 221,315,765 $ 176,934,851
Institutional Class:
Net assets 7,873,072 3,024,522
Shares of beneficial interest (See note 5 ) 874,707 305,228
Net asset value, offering and redemption price per share
$ 9.00 $ 9.91
Institutional Plus Class:
Net assets 213,442,693 173,910,329
Shares of beneficial interest (See note 5 ) 23,642,782 17,554,619
Net asset value, offering and redemption price per share
$ 9.03 $ 9.91

Annual Report 2022
STATEMENTS OF ASSETS AND LIABILITIES
March 31, 2022

See accompanying Notes to Financial Statements.
NEBRASKA TAX-FREE
FUND BALANCED FUND
GROWTH
OPPORTUNITIES
FUND SMALL/MID CAP FUND
SMALL COMPANY
FUND
$ 64,143,900 $ 56,641,517 $ 86,976,394 $ 6,466,816 $ 518,145,779
(1,110,025) 22,864,064 29,267,249 1,346,329 223,536,328
63,033,875 79,505,581 116,243,643 7,813,145 741,682,107
105,082 33,751 10,466 250 2,406,090
– 282,860 395,880 – 769,499
620,058 172,120 18,900 970 769,534
– – – 91 –
5,210 9,328 13,056 1,076 56,780
63,764,225 80,003,640 116,681,945 7,815,532 745,684,010
78,114 – – – –
– 129,999 – – –
12,147 1,251 26,493 – 611,401
6,824 30,983 55,973 – 448,153
2,594 3,171 4,791 271 29,462
3,839 4,692 7,090 401 43,601
– 8,507 3,878 – 15,016
29,868 32,718 32,905 24,405 79,774
133,386 211,321 131,130 25,077 1,227,407
$ 63,630,839 $ 79,792,319 $ 116,550,815 $ 7,790,455 $ 744,456,603
$ 64,809,815 $ 54,087,054 $ 82,434,695 $ 6,340,169 $ 473,225,217
(1,178,976) 25,705,265 34,116,120 1,450,286 271,231,386
$ 63,630,839 $ 79,792,319 $ 116,550,815 $ 7,790,455 $ 744,456,603
– 34,743,161 9,169,696 296,360 57,610,007
– 1,794,120 623,044 19,898 1,807,232
$ – $ 19.37 $ 14.72 $ 14.89 $ 31.88
63,630,839 45,049,158 107,381,119 7,494,095 686,846,596
6,851,804 2,358,158 6,987,722 501,307 21,383,403
$ 9.29 $ 19.10 $ 15.37 $ 14.95 $ 32.12

Annual Report 2022
Statements of Operations
Year Ended March 31, 2022

See accompanying Notes to Financial Statements.
SHORT-INTERMEDIATE
BOND FUND INCOME FUND
Investment Income:
Interest $ 4,009,828 $ 4,758,772
Dividend 19,831 184
Foreign tax withholding – –
Total Income
4,029,659 4,758,956
Expenses:
Investment advisory fees (Note 3) 1,173,118 1,184,297
Administration fees 274,025 230,513
Shareholder service fees - Institutional Class 15,448 4,071
Custodian fees 21,328 20,480
Chief compliance officer fees 15,777 13,220
Director fees 23,542 19,810
Registration and filing fees 9,824 9,838
Transfer agent fees 64,500 59,447
Other Fees 128,317 122,019
Total expenses before waivers 1,725,879 1,663,695
Expenses waived by adviser (Note 3)
(567,712) (604,006)
Total Expenses
1,158,167 1,059,689
Net Investment Income (Loss)
2,871,492 3,699,267
Realized and Unrealized Gain (Loss) On Investments:
Net realized gain on investments transactions 635,054 1,451,112
Change in unrealized appreciation (depreciation) on investments
(9,576,753) (12,101,557)
Net realized and unrealized gain (loss) on investments
(8,941,699) (10,650,445)
Net increase (decrease) in net assets from operations
$ (6,070,207) $ (6,951,178)

Annual Report 2022
Statements of Operations
Year Ended March 31, 2022

See accompanying Notes to Financial Statements.
NEBRASKA TAX-FREE
FUND BALANCED FUND
GROWTH
OPPORTUNITIES
FUND SMALL/MID CAP FUND
SMALL COMPANY
FUND
$ 1,421,312 $ 642,381 $ – $ – $ –
40 580,055 763,813 48,827 9,522,381
– – (3,246) (16) –
1,421,352 1,222,436 760,567 48,811 9,522,381
281,645 619,242 1,201,744 42,156 6,282,939
82,232 96,433 187,061 5,797 863,277
– 71,078 23,160 – 136,033
5,263 7,516 12,388 5,000 54,199
4,723 5,575 10,499 353 49,853
7,061 8,245 15,938 494 73,290
2,698 13,798 13,442 3,141 39,285
19,681 42,223 63,714 21,985 294,105
73,707 80,830 66,244 40,664 155,788
477,010 944,940 1,594,190 119,590 7,948,769
(161,197) (206,208) (151,265) (72,684) (748,398)
315,813 738,732 1,442,925 46,906 7,200,371
1,105,539 483,704 (682,358) 1,905 2,322,010
36,290 6,139,255 16,120,031 179,633 123,598,693
(3,968,078) (1,274,367) (23,788,139) 303,794 (57,061,092)
(3,931,788) 4,864,888 (7,668,108) 483,427 66,537,601
$ (2,826,249) $ 5,348,592 $ (8,350,466) $ 485,332 $ 68,859,611

Annual Report 2022
Statements of Changes in Net Assets

See accompanying Notes to Financial Statements.
SHORT-INTERMEDIATE BOND FUND
For the Year
Ended
March 31, 2022
For the Year
Ended
March 31, 2021
Operations:
Net investment income $ 2,871,492 $ 3,461,734
Net realized gain on investment transactions 635,054 1,503,615
Net change in unrealized appreciation (depreciation) on investments (9,576,753) 2,218,686
Net increase (decrease) in net assets from operations
(6,070,207) 7,184,035
Distributions to Shareholders:
Institutional Class (167,418) (231,060)
Institutional Plus Class (4,200,000) (4,687,965)
Change in net assets from distributions to shareholders
(4,367,418) (4,919,025)
Capital Transactions:
Proceeds from shares issued
Institutional Class 1,035,714 1,866,259
Institutional Plus Class 39,169,629 63,322,046
Proceeds from dividends reinvested
Institutional Class 120,741 176,991
Institutional Plus Class 816,732 910,695
Cost of shares redeemed
Institutional Class
(3,403,173) (2,314,724)
Institutional Plus Class
(43,322,579) (29,268,586)
Change in net assets from capital transactions
(5,582,936) 34,692,681
Change in net assets
(16,020,561) 36,957,691
Net Assets:
Beginning of Year
237,336,326 200,378,635
End of Year
$ 221,315,765 $ 237,336,326
Share Transactions Institutional Class:
Shares issued 111,502 196,765
Shares reinvested 12,955 18,642
Shares redeemed
(366,539) (244,056)
Change in shares
(242,082) (28,649)
Share Transactions Institutional Plus Class:
Shares issued 4,191,769 6,646,815
Shares reinvested 87,479 95,641
Shares redeemed
(4,643,983) (3,077,896)
Change in shares
(364,735) 3,664,560

Annual Report 2022
Statements of Changes in Net Assets

See accompanying Notes to Financial Statements.
INCOME FUND NEBRASKA TAX-FREE FUND BALANCED FUND
For the Year
Ended
March 31, 2022
For the Year
Ended
March 31, 2021
For the Year
Ended
March 31, 2022
For the Year
Ended
March 31, 2021
For the Year
Ended
March 31, 2022
For the Year
Ended
March 31, 2021
$ 3,699,267 $ 4,129,946 $ 1,105,539 $ 1,234,191 $ 483,704 $ 586,249
1,451,112 3,343,637 36,290 347,087 6,139,255 5,156,200
(12,101,557) (3,819,932) (3,968,078) 676,953 (1,274,367) 13,783,777
(6,951,178) 3,653,651 (2,826,249) 2,258,231 5,348,592 19,526,226
(75,035) (139,592) – – (2,963,761) (2,049,966)
(4,805,926) (5,460,994) (1,192,930) (1,291,609) (3,739,640) (2,316,672)
(4,880,961) (5,600,586) (1,192,930) (1,291,609) (6,703,401) (4,366,638)
388,955 359,336 – – 2,009,855 2,246,969
24,959,818 32,745,165 6,476,424 13,428,291 5,098,845 6,134,287
73,669 139,407 – – 2,793,569 1,908,275
682,336 750,008 189,719 221,697 3,170,396 1,949,881
(2,204,848) (1,380,498) – – (6,165,885) (7,923,484)
(38,540,061) (44,129,698) (11,270,798) (18,031,215) (4,472,514) (5,031,197)
(14,640,131) (11,516,280) (4,604,655) (4,381,227) 2,434,266 (715,269)
(26,472,270) (13,463,215) (8,623,834) (3,414,605) 1,079,457 14,444,319
203,407,121 216,870,336 72,254,673 75,669,278 78,712,862 64,268,543
$ 176,934,851 $ 203,407,121 $ 63,630,839 $ 72,254,673 $ 79,792,319 $ 78,712,862
36,616 33,011 – – 97,882 116,576
7,002 12,789 – – 137,981 101,582
(207,852) (127,725) – – (306,098) (427,023)
(164,234) (81,925) – – (70,235) (208,865)
2,371,697 3,002,573 659,124 1,350,860 253,603 329,972
64,739 68,805 19,417 22,351 158,772 105,015
(3,668,090) (4,056,470) (1,154,633) (1,818,896) (219,532) (277,680)
(1,231,654) (985,092) (476,092) (445,685) 192,843 157,307

Annual Report 2022
Statements of Changes in Net Assets

See accompanying Notes to Financial Statements.
GROWTH OPPORTUNITIES FUND
For the Year
Ended
March 31, 2022
For the Year
Ended
March 31, 2021
Operations:
Net investment income (loss) $ (682,358) $ (492,219)
Net realized gain on investment transactions 16,120,031 39,954,428
Net change in unrealized appreciation (depreciation) on investments (23,788,139) 33,183,232
Net increase (decrease) in net assets from operations
(8,350,466) 72,645,441
Distributions to Shareholders:
Institutional Class (2,258,011) (2,567,689)
Institutional Plus Class (23,865,743) (24,521,804)
Change in net assets from distributions to shareholders
(26,123,754) (27,089,493)
Capital Transactions:
Proceeds from shares issued
Institutional Class 227,172 856,995
Institutional Plus Class 9,662,573 16,496,874
Proceeds from dividends reinvested
Institutional Class 2,179,270 2,480,480
Institutional Plus Class 12,983,785 13,081,182
Cost of shares redeemed
Institutional Class
(4,060,830) (4,387,872)
Institutional Plus Class
(31,103,739) (27,611,278)
Change in net assets from capital transactions
(10,111,769) 916,381
Change in net assets
(44,585,989) 46,472,329
Net Assets:
Beginning of Year
161,136,804 114,664,475
End of Year
$ 116,550,815 $ 161,136,804
Share Transactions Institutional Class:
Shares issued 13,373 45,871
Shares reinvested 132,157 134,809
Shares redeemed
(257,595) (232,476)
Change in shares
(112,065) (51,796)
Share Transactions Institutional Plus Class:
Shares issued 504,375 840,295
Shares reinvested 754,506 687,037
Shares redeemed
(1,819,702) (1,441,209)
Change in shares
(560,821) 86,123

Annual Report 2022
Statements of Changes in Net Assets

See accompanying Notes to Financial Statements.
SMALL/MID CAP FUND SMALL COMPANY FUND
For the Year
Ended
March 31, 2022
For the Year
Ended
March 31, 2021
For the Year
Ended
March 31, 2022
For the Year
Ended
March 31, 2021
$ 1,905 $ 6,369 $ 2,322,010 $ 3,587,760
179,633 159,348 123,598,693 104,892,024
303,794 1,290,266 (57,061,092) 298,870,292
485,332 1,455,983 68,859,611 407,350,076
(1,314) – (8,381,078) (13,226)
(173,882) (7,356) (96,402,217) (2,623,734)
(175,196) (7,356) (104,783,295) (2,636,960)
270,449 18,053 9,187,390 15,457,786
3,487,213 749,087 193,305,916 338,549,582
1,314 – 7,601,878 11,679
89,540 4,484 43,614,208 1,354,490
(12,772) (11,834) (26,458,746) (33,288,490)
(116,749) (1,417) (237,840,771) (514,706,927)
3,718,995 758,373 (10,590,125) (192,621,880)
4,029,131 2,207,000 (46,513,809) 212,091,236
3,761,324 1,554,324 790,970,412 578,879,176
$ 7,790,455 $ 3,761,324 $ 744,456,603 $ 790,970,412
18,107 1,455 271,497 644,420
86 – 234,626 398
(866) (1,297) (763,835) (1,337,404)
17,327 158 (257,712) (692,586)
234,427 77,232 5,708,750 14,087,928
5,871 370 1,337,203 45,915
(7,901) (117) (6,848,961) (18,584,804)
232,397 77,485 196,992 (4,450,961)

Financial Highlights
For a Share Outstanding
Annual Report 2022

See accompanying Notes to Financial Statements.
Investment Activities
Ratios/Supplemental Data
Distributions to
Shareholders from:
Period
Ended
Net Asset
Value,
Net
Investment
Income
(Loss)
(a)
Net
Realized
and
Unrealized
Gains
(Losses) on
Investments
Total from
Investment
Operations
Net
Investment
Income
Net Realized
Gains on
Investments
Return
of
Capital
Net
Asset
Value,
End
of Period
Total
Return
(b)
Net
Assets,
End of
Period
(000's)
Expense
to
Average
Net
Assets
(c)
Net
Investment
Income
(Loss) to
Average
Net
Assets
(c)
Expense
to Average
Net
Assets
(c)(d)
Portfolio
Turnover
(b)
SHORT-INTERMEDIATE BOND FUND
Institutional Class
03/31/22 $ 9.42 $ 0.10 $ (0.36) $ (0.26) $ (0.15) $ (0.01)
$ —
$ 9.00 (2.80) % $ 7,873 0.65% 1.07% 1.09% 40%
03/31/21 9.30 0.14 0.18 0.32 (0.18) (0.02)
—
9.42 3.44 10,518 0.68 1.43 1.21 50
03/31/20 9.27 0.20 0.04 0.24 (0.20) (0.01)
—
9.30 2.60 10,650 0.71 2.09 1.21 50
03/31/19 9.21 0.19 0.07 0.26 (0.19) (0.01)
—
9.27 2.88 10,569 0.76 2.03 1.17 43
03/31/18 9.32 0.16 (0.07) 0.09 (0.19) (0.01)
—
9.21 0.93 15,281 0.77 1.71 1.22 43
Institutional Plus Class
03/31/22 9.45 0.12 (0.36) (0.24) (0.17) (0.01)
—
9.03 (2.64) 213,443 0.49 1.23 0.72 40
03/31/21 9.33 0.15 0.19 0.34 (0.20) (0.02)
—
9.45 3.63 226,818 0.49 1.61 0.73 50
03/31/20 9.29 0.21 0.06 0.27 (0.22) (0.01)
—
9.33 0.00 189,728 0.52 2.27 0.72 50
03/31/19 9.24 0.21 0.06 0.27 (0.21) (0.01)
—
9.29 2.99 171,660 0.54 2.25 0.73 43
03/31/18 9.35 0.18 (0.07) 0.11 (0.21) (0.01)
—
9.24 1.17 147,253 0.54 1.94 0.73 43
INCOME FUND
Institutional Class
03/31/22 10.56 0.18 (0.58) (0.40) (0.24) (0.01)
—
9.91 (3.92) 3,025 0.66 1.75 1.56 28
03/31/21 10.67 0.19 (0.04) 0.15 (0.25) (0.01)
—
10.56 1.34 4,959 0.72 1.70 1.52 34
03/31/20 10.22 0.24 0.50 0.74 (0.28) (0.01)
—
10.67 7.27 5,884 0.75 2.29 1.52 30
03/31/19 10.09 0.25 0.18 0.43 (0.29) (0.01)
—
10.22 4.31 6,322 0.80 2.49 1.48 33
03/31/18 10.22 0.24 (0.08) 0.16 (0.28) (0.01)
—
10.09 1.61 6,884 0.82 2.33 1.48 33
Institutional Plus Class
03/31/22 10.56 0.20 (0.59) (0.39) (0.25) (0.01)
—
9.91 (3.80) 173,910 0.53 1.88 0.83 28
03/31/21 10.67 0.20 (0.03) 0.17 (0.27) (0.01)
—
10.56 1.52 198,448 0.55 1.88 0.82 34
03/31/20 10.22 0.26 0.50 0.76 (0.30) (0.01)
—
10.67 7.47 210,986 0.56 2.48 0.82 30
03/31/19 10.09 0.27 0.17 0.44 (0.30) (0.01)
—
10.22 4.50 190,280 0.61 2.67 0.82 33
03/31/18 10.22 0.26 (0.08) 0.18 (0.30) (0.01)
—
10.09 1.80 192,073 0.64 2.52 0.82 33
NEBRASKA TAX-FREE FUND
Institutional Plus Class
03/31/22 9.86 0.15 (0.56) (0.41) (0.15) (0.01)
—
9.29 (4.17) 63,631 0.45 1.57 0.68 11
03/31/21 9.73 0.16 0.14 0.30 (0.16) (0.01)
—
9.86 3.08 72,255 0.45 1.63 0.67 15
03/31/20 9.59 0.20 0.15 0.35 (0.21) —
—
9.73 3.71 75,669 0.45 2.10 0.65 39
03/31/19 9.50 0.24 0.17 0.41 (0.25) —
(0.07)
9.59 4.39 72,945 0.45 2.52 0.66 17
03/31/18 9.69 0.25 (0.12) 0.13 (0.32) —
—
9.50 1.31 65,526 0.45 2.56 0.67 5
BALANCED FUND
Institutional Class
03/31/22 19.66 0.10 1.28 1.38 (0.10) (1.57)
—
19.37 6.65 34,743 1.00 0.48 1.28 23
03/31/21 15.83 0.13 4.80 4.93 (0.13) (0.97)
—
19.66 31.47 36,650 1.02 0.71 1.30 21
03/31/20 16.85 0.18 (0.35) (0.17) (0.17) (0.68)
—
15.83 (1.52) 32,819 1.04 1.00 1.28 19
03/31/19 16.87 0.15 1.00 1.15 (0.15) (1.02)
—
16.85 7.22 39,049 1.09 0.90 1.28 23
03/31/18 16.86 0.13 1.29 1.42 (0.14) (1.27)
—
16.87 8.46 41,426 1.18 0.76 1.27 15
Institutional Plus Class
03/31/22 19.43 0.14 1.25 1.39 (0.15) (1.57)
—
19.10 6.79 45,049 0.81 0.67 1.03 23
03/31/21 15.66 0.16 4.76 4.92 (0.18) (0.97)
—
19.43 31.76 42,063 0.84 0.89 1.05 21
03/31/20 16.69 0.21 (0.35) (0.14) (0.21) (0.68)
—
15.66 (1.34) 31,450 0.85 1.19 1.03 19
03/31/19 16.73 0.19 0.98 1.17 (0.19) (1.02)
—
16.69 7.43 32,477 0.90 1.10 1.04 23
03/31/18 16.74 0.16 1.28 1.44 (0.18) (1.27)
—
16.73 8.66 28,571 0.99 0.95 1.03 15

Financial Highlights
For a Share Outstanding
Annual Report 2022

See accompanying Notes to Financial Statements.
Investment Activities
Ratios/Supplemental Data
Distributions to
Shareholders from:
Period
Ended
Net Asset
Value,
Net
Investment
Income
(Loss)
(a)
Net
Realized
and
Unrealized
Gains
(Losses) on
Investments
Total from
Investment
Operations
Net
Investment
Income
Net Realized
Gains on
Investments
Return
of
Capital
Net
Asset
Value,
End
of Period
Total
Return
(b)
Net
Assets,
End of
Period
(000's)
Expense
to
Average
Net
Assets
(c)
Net
Investment
Income
(Loss) to
Average
Net
Assets
(c)
Expense
to Average
Net
Assets
(c)(d)
Portfolio
Turnover
(b)
GROWTH OPPORTUNITIES FUND
Institutional Class
03/31/22 $ 18.85 $ (0.11) $ (0.75) $ (0.86) $ — $ (3.27) $ — $ 14.72 (6.42)% $ 9,170 1.06%
(e)
(0.58)%
(e)
1.31%
(e)
54%
03/31/21 13.56 (0.09) 9.00 8.91 — (3.62)
—
18.85 66.34 13,856 1.06 (0.47) 1.34 64
03/31/20 16.30 (0.03) (1.72) (1.75) — (0.99)
—
13.56 (11.93) 10,670 1.11 (0.18) 1.36 66
03/31/19 16.22 (0.05) 1.83 1.78 — (1.70)
—
16.30 12.37 14,840 1.11 (0.31) 1.34 42
03/31/18 16.48 (0.04) 2.35 2.31 — (2.57)
—
16.22 14.66 16,906 1.13 (0.25) 1.33 50
Institutional Plus Class
03/31/22 19.51 (0.08) (0.79) (0.87) — (3.27)
—
15.37 (6.25) 107,381 0.89
(e)
(0.41)
(e)
0.97
(e)
54
03/31/21 13.94 (0.06) 9.25 9.19 — (3.62)
—
19.51 66.55 147,281 0.90 (0.31) 0.97 64
03/31/20 16.70 0.00 (1.77) (1.77) — (0.99)
—
13.94 (11.76) 103,995 0.94 0.00 0.96 66
03/31/19 16.55 (0.02) 1.87 1.85 — (1.70)
—
16.70 12.56 127,744 0.94 (0.13) 0.97 42
03/31/18 16.74 (0.01) 2.39 2.38 — (2.57)
—
16.55 14.86 119,254 0.94 (0.06) 0.97 50
SMALL/MID CAP FUND
Institutional Class
03/31/22 13.83 0.01 1.60 1.61 — (0.55)
—
14.89 11.58 296 0.95 0.04 33.98 22
03/31/21 8.01 0.00
( f )
5.82 5.82 — —
—
13.83 72.66 36 1.19 (0.01) 77.98 28
03/31/20
(g)
10.00 0.03 (2.00) (1.97) (0.02) —
—
8.01 (19.78) 19 1.17 0.41 70.42 13
Institutional Plus Class
03/31/22 13.86 0.01 1.63 1.64 — (0.55)
—
14.95 11.77 7,494 0.95 0.04 2.12 22
03/31/21 8.02 0.03 5.84 5.87 (0.03) —
—
13.86 73.22 3,726 0.95 0.24 3.02 28
03/31/20
(g)
10.00 0.04 (2.00) (1.96) (0.02) —
—
8.02 (19.63) 1,535 0.93 0.61 6.52 13
SMALL COMPANY FUND
Institutional Class
03/31/22 33.85 0.04 3.14 3.18 — (5.15)
—
31.88 9.16 57,610 1.18 0.11 1.33 41
03/31/21 20.27 0.07 13.52 13.59 (0.01) —
—
33.85 67.03 69,896 1.17 0.28 1.34 64
03/31/20 27.27 0.08 (6.70) (6.62) — (0.38)
—
20.27 (24.71) 55,890 1.21 0.28 1.34 33
03/31/19 28.21 0.03 0.35 0.38 — (1.32)
—
27.27 1.67 94,013 1.20 0.11 1.30 26
03/31/18 28.28 (0.02)
( h )
1.45 1.43 — (1.50)
—
28.21 5.11 171,338 1.22 (0.06) 1.29 28
Institutional Plus Class
03/31/22 34.03 0.12 3.16 3.28 (0.04) (5.15)
—
32.12 9.41 686,847 0.96 0.33 1.05 41
03/31/21 20.40 0.13 13.60 13.73 (0.10) —
—
34.03 67.37 721,075 0.96 0.49 1.05 64
03/31/20 27.45 0.14 (6.74) (6.60) (0.07) (0.38)
—
20.40 (24.55) 522,989 0.98 0.50 1.05 33
03/31/19 28.35 0.09 0.35 0.44 (0.02) (1.32)
—
27.45 1.90 721,976 0.99 0.32 1.08 26
03/31/18 28.35 0.05 1.45 1.50 — (1.50)
—
28.35 5.34 521,124 0.99 0.17 1.08 28
(a) Per share data calculated using average share method.
(b) Not annualized for a period less than one year.
(c) Annualized for a period less than one year.
(d) Ratios excluding contractual and voluntary waivers.
(e) The ratios of expenses and net investment loss to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.
(f) Amount represents less than $0.005.
(g)
Commencement of operations of Tributary Small/Mid Cap Fund – Institutional and Institutional Plus Class shares was August 2, 2019 and August 1, 2019, respectively
.
(h) Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

Notes to Financial Statements
March 31, 2022
Annual Report 2022

1. Organization
Tributary Funds, Inc. (the “Company”) was organized in October 1994 as a Nebraska corporation and is registered under the Investment
Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company issuing its shares in series. The Company consists of seven series, Short-Intermediate Bond Fund, Income Fund, Nebraska Tax-Free Fund, Balanced Fund, Growth Opportunities Fund,
Small/Mid Cap Fund and Small Company Fund (collectively, the “Funds” and individually, a “Fund”). Short-Intermediate Bond Fund, Income
Fund, Balanced Fund, Growth Opportunities Fund, Small/Mid Cap Fund and Small Company Fund are all diversified series. Nebraska Tax-
Free Fund is a non-diversified series. Each series represents a distinct portfolio with its own investment objectives and policies. Refer to the prospectus for each Fund’s investment objective.
All Funds offer Institutional Plus Class shares without a sales charge and the Short-Intermediate Bond Fund, Income Fund, Balanced Fund,
Growth Opportunities Fund, Small/Mid Cap Fund and Small Company Fund also offer Institutional Class shares. The two classes differ principally in applicable minimum investment and shareholder servicing fees. Shareholders bear the common expenses of each Fund and earn income and realized gains/losses from each Fund pro rata based on the average daily net assets of each class, without discrimination between share classes. Each share class also has different voting rights on matters affecting a single class. No class has preferential dividend rights.
2. Significant Accounting Policies
The Funds are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board (“FASB”)
Accounting Standards Codification (“ASC”) Topic 946, Financial Services-Investment Companies . The following is a summary of significant accounting policies consistently followed by the Company in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of financial statements and the reported amounts of increases and decreases in net assets from operations during the period. Actual results could differ from those estimates.
Security Valuation
The net asset value (“NAV”) per share of each Fund is determined each business day as of the close of the New York Stock Exchange (“NYSE”), which is normally 4 p.m. Eastern Time. In valuing a Fund’s assets for calculating the NAV, securities listed on a securities exchange, market or automated quotation system for which quotations are readily available, including traded over the counter securities, are valued at the official closing price on the primary exchange or market on which they traded or, if there is no such reported price on the valuation date, at the most recent quoted sale price or bid price. Investments in investment companies are valued at the NAV per share determined as of the close of the NYSE. Short-term debt investments (maturing within 60 days) may be valued on an amortized cost basis, unless such value does not approximate fair value. Debt securities (other than short-term investments) are valued at prices furnished by pricing services and generally reflect last reported sales price if the security is actively traded or an evaluated bid price obtained by employing methodologies that utilize actual market transactions; broker supplied valuations; or factors such as yield, maturity, call features, credit ratings, or developments relating to specific securities in arriving at the valuation. Prices provided by pricing services are subject to review and determination of the appropriate price whenever a furnished price is significantly different from the previous day’s furnished price.
Securities for which quotations are not readily available are valued at fair value as determined in good faith by the Company’s Fair Value
Committee (“Fair Value Committee”) pursuant to procedures established by the Company’s Board of Directors (“Board”). Situations that may require an investment to be fair valued include instances where a security is thinly traded, halted, or restricted as to resale. In addition, investments may be fair valued based on the occurrence of a significant event. Significant events may be specific to a particular issuer, such as mergers, restructurings, or defaults. Alternatively, significant events may affect an entire market, such as natural disasters, government actions, and significant changes in the value of U.S. securities markets. Securities are fair valued based on observable and unobservable inputs, including the Fair Value Committee's own assumptions in determining fair value. Factors used in determining fair value include, but are not limited to:
type of security or asset, trading activity of similar markets or securities, fundamental analytical data relating to the investment, evaluation of the forces that influence the market in which the security is purchased and sold, and information as to any transactions or offers with respect to the security.
Under the Company’s pricing and valuation procedures, the Board has delegated the daily operational oversight of the securities valuation function to the Fair Value Committee, which consists of representatives from the Funds’ adviser, sub-adviser, and the treasurer, who serves on

Notes to Financial Statements
March 31, 2022
Annual Report 2022

the committee as a non-voting member. The Fair Value Committee is responsible for determining fair valuations for any security for which market quotations are not readily available. For those securities fair valued under procedures adopted by the Board, the Fair Value Committee reviews and affirms the reasonableness of the fair valuation determinations after considering all relevant information that is reasonably available.
The Fair Valuation Committee’s determinations are subject to review by the Funds’ Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.
The Funds use a framework for measuring fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants (exit price). One component of fair value is a three-tier fair value hierarchy.
The basis of the tiers is dependent upon various “inputs” used to determine the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:
Level 1 – includes valuations based on quoted prices of identical securities in active markets including valuations for securities listed on a securities exchange or investments in mutual funds.
Level 2 – includes valuations for which all significant inputs are observable, either directly or indirectly. Direct observable inputs include broker quotes in active markets, closing prices of similar securities in active markets, closing prices for identical or similar securities in non-active markets, or corporate action or reorganization entitlement values. Indirect significant observable inputs include factors such as interest rates, yield curves, prepayment speeds or credit ratings. Level 2 includes valuations for fixed income securities priced by pricing services, broker quotes in active markets, or ADRs and GDRs for which quoted prices in active markets are not available.
Level 3 – includes valuations based on inputs that are unobservable and significant to the fair value measurement, including the Fair
Value Committee's own assumptions in determining the fair value of the investment. Inputs used to determine the fair value of Level
3 securities include security specific inputs such as: credit quality, issuer news, trading characteristics, or industry specific inputs such as: trading activity of similar markets or securities, changes in the security’s underlying index, or comparable securities’ models. Level
3 valuations include securities that are priced based on single source broker quotes, where prices may be unavailable due to halted trading, restricted to resale due to market events, newly issued or investments for which reliable quotes are not available.
To assess the continuing appropriateness of security valuations, the co-administrator regularly compares current day prices with prior day prices, transaction prices, and alternative vendor prices. When the comparison results exceed pre-defined thresholds, the co-administrator challenges the prices exceeding tolerance levels with the pricing service or broker. To substantiate Level 3 unobservable inputs, the adviser and co-administrator use a variety of techniques as appropriate, including, transaction backtesting or disposition analysis and review of related market activity.
The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
The following is a summary of the inputs used to value each Fund’s investments as of March 31, 2022, by category:
LEVEL 1 –
Quoted Prices
LEVEL 2 -
Significant
Observable
Inputs
LEVEL 3 -
Significant
Unobservable
Inputs Total
Short-Intermediate Bond Fund
Asset Backed Securities $ – $ 49,752,508 $ – $ 49,752,508
Non-Agency Commercial Mortgage Backed Securities – 39,838,945 – 39,838,945
Non-Agency Residential Mortgage Backed Securities – 24,583,129 – 24,583,129
Corporate Bonds – 68,274,013 – 68,274,013
Government & Agency Obligations – 34,627,564 – 34,627,564
Preferred Stocks 434,500 – – 434,500
Short-Term Investments 4,496,161 – – 4,496,161
Total $ 4,930,661 $ 217,076,159 $ – $ 222,006,820

Notes to Financial Statements
March 31, 2022
Annual Report 2022

LEVEL 1 –
Quoted Prices
LEVEL 2 -
Significant
Observable
Inputs
LEVEL 3 -
Significant
Unobservable
Inputs Total
Income Fund
Asset Backed Securities $ – $ 20,688,851 $ – $ 20,688,851
Non-Agency Commercial Mortgage Backed Securities – 17,924,152 – 17,924,152
Non-Agency Residential Mortgage Backed Securities – 20,589,815 – 20,589,815
Corporate Bonds – 55,492,763 – 55,492,763
Government & Agency Obligations – 60,936,337 – 60,936,337
Short-Term Investments 1,958,280 – – 1,958,280
Total $ 1,958,280 $ 175,631,918 $ – $ 177,590,198
LEVEL 1 –
Quoted Prices
LEVEL 2 -
Significant
Observable
Inputs
LEVEL 3 -
Significant
Unobservable
Inputs Total
Nebraska Tax-Free Fund
Government & Agency Obligations $ – $ 62,978,868 $ – $ 62,978,868
Short-Term Investments 55,007 – – 55,007
Total $ 55,007 $ 62,978,868 $ – $ 63,033,875
LEVEL 1 –
Quoted Prices
LEVEL 2 -
Significant
Observable
Inputs
LEVEL 3 -
Significant
Unobservable
Inputs Total
Balanced Fund
Common Stocks* $ 49,784,953 $ – $ – $ 49,784,953
Asset Backed Securities – 2,959,696 – 2,959,696
Non-Agency Commercial Mortgage Backed Securities – 3,003,077 – 3,003,077
Non-Agency Residential Mortgage Backed Securities – 1,110,690 – 1,110,690
Corporate Bonds – 9,663,162 – 9,663,162
Government & Agency Obligations – 9,293,054 – 9,293,054
Short-Term Investments 3,690,949 – – 3,690,949
Total $ 53,475,902 $ 26,029,679 $ – $ 79,505,581
LEVEL 1 –
Quoted Prices
LEVEL 2 -
Significant
Observable
Inputs
LEVEL 3 -
Significant
Unobservable
Inputs Total
Growth Opportunities Fund
Common Stocks* $ 101,330,952 $ – $ – $ 101,330,952
Exchange Traded Funds 11,455,176 – – 11,455,176
Short-Term Investments 3,457,515 – – 3,457,515
Total $ 116,243,643 $ – $ – $ 116,243,643

Notes to Financial Statements
March 31, 2022
Annual Report 2022

* See Schedules of Portfolio Investments for further industry classification.
Guarantees and Indemnifications
In the normal course of business, the Company may enter into contracts that contain a variety of representations which provide general indemnifications for certain liabilities. Each Fund’s maximum exposure under these arrangements is unknown. However, since their commencement of operations, the Funds have not had claims or losses pursuant to these contracts and expect the risk of loss to be remote.
Under the Company's organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, certain of the Company's contracts with service providers contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Funds cannot be determined and the Funds have no historical basis for predicting the likelihood of any such claims.
Security Transactions, Investment Income and Foreign Taxes
Securities transactions are accounted for no later than one business day following trade date. For financial reporting purposes, however, on the last business day of the reporting period, security transactions are accounted for on trade date. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premium or accretion of discount, using the effective interest method. Dividend income is recorded on the ex-dividend date. Dividends and interest from non-U.S. sources received by a Fund are generally subject to non-U.S. net withholding taxes. Such withholding taxes may be reduced or eliminated under the terms of applicable U.S. income tax treaties, and each Fund intends to undertake any procedural steps required to claim the benefits of such treaties. Gains or losses realized on the sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. Withholding taxes on foreign dividends have been paid or provided for in accordance with each applicable country’s tax rules and rates. Interest only stripped mortgage backed securities
(“IO Strips”) are securities that receive only interest payments from a pool of mortgage loans. Little to no principal will be received by the
Funds upon maturity from an IO Strip. Periodic adjustments are recorded to reduce the cost of the security until maturity, which are included in interest income.
Allocation of Expenses
Expenses directly attributable to a Fund are charged directly to that Fund, while expenses which are attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or another appropriate basis. Expenses directly attributable to a class are charged directly to that class, while expenses attributable to both classes are allocated to each class based upon the ratio of net assets for each class as a percentage of total net assets.
Distributions to Shareholders
Dividends from net investment income are declared daily and paid monthly for the Short-Intermediate Bond, Income, and Nebraska Tax-Free
Funds. The Balanced Fund declares and pays dividends from net investment income, if any, quarterly. The Growth Opportunities Fund,
LEVEL 1 –
Quoted Prices
LEVEL 2 -
Significant
Observable
Inputs
LEVEL 3 -
Significant
Unobservable
Inputs Total
Small/Mid Cap Fund
Common Stocks* $ 7,736,704 $ – $ – $ 7,736,704
Short-Term Investments 76,441 – – 76,441
Total $ 7,813,145 $ – $ – $ 7,813,145
LEVEL 1 –
Quoted Prices
LEVEL 2 -
Significant
Observable
Inputs
LEVEL 3 -
Significant
Unobservable
Inputs Total
Small Company Fund
Common Stocks* $ 725,932,901 $ – $ – $ 725,932,901
Short-Term Investments 15,749,206 – – 15,749,206
Total $ 741,682,107 $ – $ – $ 741,682,107

Notes to Financial Statements
March 31, 2022
Annual Report 2022

Small/Mid Cap Fund and Small Company Fund declare and pay dividends from net investment income, if any, annually. Distributions of net realized capital gains, if any, are declared and distributed at least annually for all the Funds only to the extent they exceed available capital loss carryovers. The amount and timing of distributions are determined in accordance with federal income tax regulations which may differ from
GAAP and are recorded on the ex-dividend date.
3. Related Party Transactions and Fees and Agreements
Tributary Capital Management, LLC (“Tributary” or “Adviser”), a subsidiary of First National Bank of Omaha (“FNBO”), which is a subsidiary of First National Bank of Nebraska, Inc., serves as the investment adviser to the Funds. Each Fund pays a monthly fee at an annual rate of the following percentages of each Fund’s average daily net assets: 0.50% for the Short-Intermediate Bond Fund, 0.60% for the Income Fund, 0.40%
for the Nebraska Tax-Free Fund, 0.75% for each of the Balanced Fund and Growth Opportunities Fund, and 0.85% for each of the Small/Mid
Cap Fund and Small Company Fund. First National Advisers, LLC (“FNA” or “Sub-Adviser”), a wholly-owned subsidiary of FNBO, serves as the investment sub-adviser for the Short-Intermediate Bond Fund, Income Fund, Nebraska Tax-Free Fund, Balanced Fund and Growth
Opportunities Fund. Sub-advisory fees paid to FNA are paid by Tributary. For the services provided and expenses assumed under the FNA Sub-
Advisory Agreement, Tributary pays FNA a fee equal to 0.25% of the average daily net assets of the Short-Intermediate Bond Fund, 0.30% of the average daily net assets of the Income Fund, 0.20% of the average daily net assets of the Nebraska Tax-Free Fund, 0.375% of the average daily net assets of the Balanced Fund, and 0.375% of the average daily net assets of the Growth Opportunities Fund.
Tributary has contractually agreed to waive advisory fees and reduce the administration fee payable to the Adviser and/or reimburse other expenses of each Fund to the extent necessary to limit the total operating expenses of each Fund, exclusive of shareholder servicing fees
(Institutional Class only), brokerage costs, interest, taxes and dividend and extraordinary expenses, to an annual rate of the percentage of each
Fund’s average daily net assets as follows.
Prior to August 1, 2021, the expense caps for Income Fund and Balanced Fund were 0.55% and 0.85%, respectively.
The amounts waived for each Fund are recorded as expenses waived in each Fund’s Statement of Operations. Other Fund service providers have also contractually agreed to waive a portion of their fees. For the year ended March 31, 2022, fees waived were as follows:
Tributary may recover fees waived or expenses reimbursed, if such payment is made within three years of the fee waiver or expense reimbursement.
At March 31, 2022, the amount of potentially recoverable expenses are as follows: Short-Intermediate Bond Fund – $1,507,180; Income Fund
– $1,797,456; Nebraska Tax-Free Fund – $483,624; Balanced Fund – $543,377; Growth Opportunities Fund – $352,336; Small/Mid Cap
Fund – $181,523; Small Company Fund – $2,023,547.
U.S. Bank, N.A. serves as the custodian for each of the Funds. DST Systems, Inc. serves as transfer agent for the Funds, whose functions include disbursing dividends and other distributions. Tributary and Atlantic Fund Administration, LLC, a wholly owned subsidiary of Apex
Expense Caps
Short-Intermediate Bond Fund 0.49%
Income Fund 0.53
Nebraska Tax-Free Fund 0.45
Balanced Fund 0.80
Growth Opportunities Fund 0.89
Small/Mid Cap Fund 0.95
Small Company Fund 0.96
Investment Adviser
Fees Waived
Investment Adviser
Expenses Reimbursed Other Waivers
Total Fees Waived and
Expenses Reimbursed
Short-Intermediate Bond Fund $ 566,530 $ – $ 1,182 $ 567,712
Income Fund 603,012 – 994 604,006
Nebraska Tax-Free Fund 160,842 – 355 161,197
Balanced Fund 205,792 – 416 206,208
Growth Opportunities Fund 150,461 – 804 151,265
Small Company Fund 744,674 – 3,724 748,398
Small/Mid Cap Fund 42,156 30,503 25 72,684

Notes to Financial Statements
March 31, 2022
Annual Report 2022

US Holdings, LLC (d/b/a Apex Fund Services) (“Co- Administrators”) serve as co-administrators of the Funds. Certain officers of the Funds are also officers or employees of the above named service providers, and during their terms of office received no compensation from the Funds. As compensation for its administrative services, each co-administrator is entitled to a fee, calculated daily and paid monthly based on each Fund's average daily net assets. Tributary receives 0.07% of each Fund's average daily net assets. Foreside Fund Officer Services, LLC provides the
Funds’ Anti-Money Laundering Compliance Officer and Chief Compliance Officer services.
The Company has adopted a Distribution and Service Plan (“Plan”) under Rule 12b-1 of the 1940 Act pursuant to which each Fund is authorized to make payments to banks, the Distributor, broker-dealers, and other institutions for providing distribution or shareholder service assistance.
The Plan authorizes each Fund to make payments with respect to certain classes of shares in an amount not in excess, on an annual basis, of up to 0.25% of the average daily net assets of that Fund. The Company has no class of shares outstanding to which the Plan is applicable.
The Company has adopted an Administrative Services Plan, which allows the Funds' Institutional Class shares to charge a shareholder services fee, pursuant to which each Fund is authorized to pay compensation at an annual rate of up to 0.25% of the average daily net assets to banks and other financial institutions, that may include the advisers, their correspondent and affiliated banks, including FNBO (each a “Service
Organization”). Under the Administrative Services Plan, the Funds may enter into a Servicing Agreement with a Service Organization whereby such Service Organization agrees to provide certain record keeping and/or administrative support services for their customers or account holders who are the beneficial or record owner of the shares of a Fund. One of the Servicing Agreements the Funds maintain is with FNBO. For the year ended March 31, 2022, the Funds paid FNBO as follows: Short-Intermediate Bond Fund – $56; Income Fund – $101; Balanced Fund – $24;
Growth Opportunities Fund – $115; Small Mid/Cap Fund - $0; Small Company Fund – $4. The amounts accrued for shareholder service fees are included under Shareholder service fees – Institutional Class within the Statements of Operations.
4. Investment Transactions
The aggregate cost of purchases and proceeds from sales of securities, excluding U.S. Government securities and short-term investments
(maturing less than one year from acquisition), for the year ended March 31, 2022, were as follows:
The aggregate cost of purchases and proceeds from sales of long-term U.S. Government securities for the year ended March 31, 2022, were as follows:
Pursuant to Rule 17a-7 under the 1940 Act, the Funds may engage in securities transactions with affiliated investment companies and advisory accounts managed by the Adviser and any applicable sub-adviser. Any such purchase or sale transaction must be effected without brokerage commission or other remuneration, except for customary transfer fees. The transaction must be effected at the current market price, which is either the security's last sale price on an exchange or, if there are no transactions in the security that day, at the average of the highest bid and lowest asked price. For the year ended March 31, 2022, the Nebraska Tax-Free Fund engaged in securities transactions with affiliates, as set forth below. At its regularly scheduled quarterly meetings, the Board of Directors reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7:
Purchases Sales
Short-Intermediate Bond Fund $ 79,198,829 $ 76,544,194
Income Fund 41,630,048 42,544,990
Nebraska Tax-Free Fund 7,376,222 10,923,131
Balanced Fund 13,001,657 17,880,154
Growth Opportunities Fund 84,077,902 121,037,252
Small/Mid Cap Fund 4,612,977 1,108,278
Small Company Fund 299,433,184 412,159,126
Purchases Sales
Short-Intermediate Bond Fund $ 12,106,872 $ 19,275,959
Income Fund 12,187,408 24,439,725
Balanced Fund 5,213,583 5,073,219
Purchases Sales Net Realized Gains (Losses)
$ 751,920 $ 2,205,941 $ 388

Notes to Financial Statements
March 31, 2022
Annual Report 2022

5. Capital Share Transactions
The Company is authorized to issue a total of 1,000,000,000 shares of common stock, 999,999,990 of which may be issued in series with a par value of $0.00001 per share. The Board is empowered to allocate such shares among different series of the Company’s shares without shareholder approval.
6. Federal Income Taxes
The following information is presented on an income tax basis. It is each Fund’s policy to continue to comply with the requirements of
Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute all of its net taxable income, including any net realized gains on investments, to its shareholders sufficient to relieve it from all, or substantially all, federal income and excise taxes. Therefore, no provision is made for federal income or excise taxes.
Differences between amounts reported for financial statements and federal income tax purposes are primarily due to timing and character difference in recognizing gains and losses on investment transactions.
To the extent the differences between the amounts recognized for financial statements and federal income tax purposes are permanent in nature, such amounts are reclassified within the capital accounts based on their federal income tax treatment; temporary differences do not require reclassification. The permanent differences in the current year are due to the utilization of equalization, net operating loss, and non-deductible excise tax paid. These reclassifications have no impact on net assets.
As of March 31, 2022, the cost of investments and the components of net unrealized appreciation/(depreciation) were as follows:
At March 31, 2022, the components of distributable taxable earnings for U.S. federal income tax purposes were as follows:
Net Increase (Decrease)
Distributable Earnings Paid-in-Capital
Short-Intermediate Bond Fund $ – $ –
Income Fund – –
Nebraska Tax-Free Fund – –
Balanced Fund – –
Growth Opportunities Fund 536,634 (536,634)
Small/Mid Cap Fund – –
Small Company Fund (7,223,564) 7,223,564
Tax Cost of
Investments
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Short-Intermediate Bond Fund $ 230,278,730 $ 243,214 $ (8,515,124) $ (8,271,910)
Income Fund 183,752,124 2,768,478 (8,930,404) (6,161,926)
Nebraska Tax-Free Fund 64,199,872 490,899 (1,656,896) (1,165,997)
Balanced Fund 56,753,201 24,466,522 (1,714,142) 22,752,380
Growth Opportunities Fund 87,101,851 34,522,855 (5,381,063) 29,141,792
Small/Mid Cap Fund 6,490,474 1,560,318 (237,647) 1,322,671
Small Company Fund 525,147,780 236,975,658 (20,441,331) 216,534,327
Undistributed
Net Investment
Income*
Undistributed
Tax Exempt
Income
Undistributed
Net Long-Term
Capital Gains
Other
Temporary
Differences
Unrealized
Gain (Loss)**
Capital
Loss Carry
Forward***
Short-Intermediate Bond Fund $ 702,012 $ – $ – $ (275,662) $ (8,271,910) $ (2,365,012)
Income Fund 840,777 – – (319,389) (6,161,926) (1,067,483)
Nebraska Tax-Free Fund 985 77,079 – (78,114) (1,165,997) (12,929)
Balanced Fund 7,813 – 3,045,256 – 22,752,380 (100,184)
Growth Opportunities Fund – – 5,104,288 – 29,141,792 (129,960)
Small/Mid Cap Fund 35,302 – 92,313 – 1,322,671 –
Small Company Fund 3,059,269 – 51,637,790 – 216,534,327 –
* Undistributed net investment income includes any undistributed net short-term capital gains, if any.
** Unrealized gains (loss) are adjusted for open wash sale loss deferrals, bond income accruals, dividends payable, return of capital paid by REIT securities and equity return of capital securities.
*** Capital loss carry forward includes deferred post October loss and late year losses.

Notes to Financial Statements
March 31, 2022
Annual Report 2022

*
Net ordinary income consists of net taxable income derived from dividends, interest, and net short-term capital gains, if any.
**
The Funds designated as long-term dividend, pursuant to the Internal Revenue code section 852(b)(3), the amount necessary to reduce earnings and profits of the Funds related to net capital gains to zero for the fiscal year ended March 31, 2021 and March 31, 2022.
***
Total distributions paid may differ from the Statements of Changes in Net Assets because distributions are recognized when actually paid for tax purposes.
The tax character of dividends and distributions paid during the Funds’ fiscal years ended March 31, 2022 and March 31, 2021, were as follows:
At March 31, 2022, the following Funds had net capital loss carryforwards available for U.S. federal income tax purposes to offset future net realized capital gains. Details of the capital loss carryforwards are listed in the table below.
During the year ended March 31, 2022, the following Funds utilized capital loss carryforwards to offset capital gains amounting to:
Under current tax law, certain capital losses realized after October 31, and certain ordinary losses realized after December 31 but before the end of the fiscal year ("Post-October losses" and “Late Year Losses”, respectively) may be deferred and treated as occurring on the first business day of the following fiscal year. For the year ended March 31, 2022, the Funds deferred losses to April 1, 2022 as follows:
The Funds comply with FASB ASC Topic 740, “Income Taxes”. FASB ASC Topic 740 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FASB ASC Topic 740 requires the affirmative evaluation of tax positions taken or expected to be taken in the course of preparing each Fund’s tax return to determine whether it is more-likely-than-not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Funds with tax positions not deemed to meet the "more-likely-than-not" threshold would be required to record a tax expense in the current year. Management completed an evaluation of the Funds’ tax positions and based on that evaluation, determined that no tax liability resulted from unrecognized tax benefits related to uncertain tax positions and therefore no provision for federal income tax was required in the
Funds’ financial statements for the year ended March 31, 2022. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations, as incurred. During the period, the Funds did not incur any interest or penalties.
7. Subsequent Events
At a meeting held on February 15, 2022, the Board of Tributary Funds, Inc. (the “Trust”), in consultation with the Trust’s Investment
Adviser, determined that it was in the best interests of the Tributary Growth Opportunities Fund (“Fund”) and its shareholders to liquidate
Net Ordinary Income* Tax Exempt Income Net Long Term Capital Gains** Total Distributions Paid***
2022 2021 2022 2021 2022 2021 2022 2021
Short-Intermediate Bond
Fund $ 4,396,939 $ 4,928,861 $ – $ – $ – $ – $ 4,396,939 $ 4,928,861
Income Fund 4,919,849 5,662,423 – – – – 4,919,849 5,662,423
Nebraska Tax-Free Fund 13,975 13,610 1,099,532 1,134,549 87,333 57,426 1,200,840 1,205,585
Balanced Fund 983,698 600,631 – – 5,719,703 3,766,007 6,703,401 4,366,638
Growth Opportunities
Fund 1,666,543 9,248,020 – – 24,457,211 17,841,473 26,123,754 27,089,493
Small/Mid Cap Fund 72,973 7,356 – – 102,223 – 175,196 7,356
Small Company Fund 44,750,569 2,636,960 – – 60,032,726 – 104,783,295 2,636,960
No Expiration
Short Term Long Term Total
Short-Intermediate Bond Fund $ 754,290 $ 1,610,722 $ 2,365,012
Income Fund 1,067,483 – 1,067,483
Fund
Income Fund $ 279,156
Fund
Post
October
Capital Loss
Deferral
Late Year Loss
Deferral
Balanced Fund
$ 100,184 $ –
Growth Opportunities Fund – 129,960
Nebraska Tax-Free Fund
12,929 –

Notes to Financial Statements
March 31, 2022
Annual Report 2022

the Fund based on market conditions and economic factors adversely affecting the Fund. The Board approved a proposal to liquidate the Fund, effective on or about April 29, 2022 (the “Liquidation Date”), pursuant to the terms of a Plan of Liquidation and Dissolution (the “Plan”). In
accordance with the Plan, substantially all of the assets of the Fund have been liquidated, known liabilities of the Fund have been satisfied, the remaining proceeds have been distributed to the Fund’s shareholders in complete redemption and cancellation of the Fund’s shares held by the shareholders, and the Fund has been terminated and dissolved.
Management has evaluated subsequent events for the Funds through the date the financial statements are issued, and has concluded that there were no other events that require adjustments to the financial statements or disclosure in the notes.
7. Subsequent Events (continued)

Report of Independent Registered Public Accounting Firm
Annual Report 2022

To the Shareholders and Board of Directors of
Tributary Funds, Inc.
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of portfolio investments, of Tributary Funds,
Inc., comprising the funds listed below (the “Funds”) as of March 31, 2022, the related statements of operations, the statements of changes in net assets, the related notes, and the financial highlights for each of the periods indicated below (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of
March 31, 2022, the results of their operations, the changes in net assets, and the financial highlights for each of the periods indicated below in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United
States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2022, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
Emphasis of Matter
As described in Note 7 to the financial statements, on February 15, 2022, the Board of Directors of Tributary Funds, Inc. approved the liquidation of Tributary Growth Opportunities Fund effective on or about April 29, 2022. Our opinion is not modified with respect to this matter.
We have served as the Funds’ auditor since 2015.
COHEN & COMPANY, LTD.
Cleveland, Ohio
May 27, 2022
Fund Name Statements of
Operations
Statement(s) of
Changes in Net Assets
Financial Highlights
Tributary Short-Intermediate Bond Fund,
Tributary Income Fund, Tributary Nebraska
Tax-Free Fund, Tributary Balanced Fund,
Tributary Growth Opportunities Fund, and
Tributary Small Company Fund
For the year ended
March 31, 2022
For the years ended
March 31, 2022 and
2021
For the years ended March 31 2022, 2021,
2020, 2019, and 2018
Tributary Small/Mid Cap Fund For the year ended
March 31, 2022
For the years ended
March 31, 2022 and
2021
For the years ended March 31, 2022,
2021, and for the period from August
1, 2019 (commencement of operations)
through March 31, 2020

Additional Fund Information
March 31, 2022
(Unaudited)
Annual Report 2022

Proxy Voting Policy
Information regarding the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-662-4203. The information also is included in the Company’s Statement of Additional Information, which is available on the Funds' website at www.tributaryfunds.com and on the Securities and Exchange Commission’s (the "SEC") website at www.sec.gov.
Information relating to how each Fund voted proxies relating to portfolio securities held during the most recent twelve months ended June 30 is available without charge, upon request, by writing to the Company at P.O. Box 219022, Kansas City, Missouri, 64141-6002, by calling 1-800-662-4203 and on the
SEC’s website at www.sec.gov.
Quarterly Holdings
The Company files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available free of charge on the SEC’s website at www.sec.gov.
Other Federal Income Tax Information
The information reported below is for the year ended March 31, 2022. Foreign tax and qualified dividend information for the calendar year 2022 will be provided on your 2022 Form 1099-DIV.
For the year ended March 31, 2022, certain dividends paid by the Funds may be subject to a maximum tax rate of 20% as provided for by the American
Taxpayer Relief Act of 2012. Complete information for calendar year 2022 will be reported in conjunction with your 2022 Form 1099-DIV.
For the year ended March 31, 2022, the following Funds hereby designate the following percentages, or the maximum amount allowable under the Internal
Revenue Code (“Code”), as qualified dividends:
For the year ended March 31, 2022, the following Funds hereby designate the following percentages, or the maximum amount allowable under the Code, as distributions eligible for the dividends received deduction for corporations:
For the year ended March 31, 2022, the following Funds hereby designate the following percentages, or the maximum amount allowable under the Code, as qualified interest income exempt from U.S. tax for foreign shareholders:
For the year ended March 31, 2022, Balanced Fund, Growth Opportunities Fund, Small/Mid Cap Fund and Small Company Fund designate 48.64%, 100.00%,
100.00% and 97.19%, respectively, of its income dividends as short-term capital gain dividends exempt from U.S. tax for foreign shareholders and Nebraska
Tax-Free Fund designates 98.74% of its income dividend distributed as tax-exempt dividends.
Table of Shareholder Expenses
As a shareholder of the Funds , you incur ongoing costs, including management fees, shareholder servicing fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.
Qualified Dividend Income
Short-Intermediate Bond Fund 0.41%
Balanced Fund 70.48%
Growth Opportunities Fund 6.51%
Small/Mid Cap Fund 55.74%
Small Company Fund 27.95%
Dividends Received
Deduction
Short-Intermediate Bond Fund 0.41%
Balanced Fund 67.46%
Growth Opportunities Fund 6.26%
Small/Mid Cap Fund 55.94%
Small Company Fund 27.17%
Qualified Interest Income
Short-Intermediate Bond Fund 68.32%
Income Fund 76.88%
Nebraska Tax-Free Fund 1.13%
Balanced Fund 32.93%

Additional Fund Information
March 31, 2022
(Unaudited)
Annual Report 2022

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2021, through March
31, 2022.
Actual Expenses – The first set of columns next to each Fund of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first set of columns under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes – The second line set of columns next to each Fund of the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5%
hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second set of columns of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Additional Fund Information
March 31, 2022
(Unaudited)
Annual Report 2022

Expenses Using Actual Fund Return
Expenses Using Hypothetical 5% Return
Beginning
Account
Value
10/1/21
Ending
Account
Value
3/31/22
Expense
Paid
During
Period*
Expense
Ratio
During
Period*
Beginning
Account
Value
10/1/21
Ending
Account
Value
3/31/22
Expenses
Paid
During
Period*
Expense
Ratio
During
Period*
Short-Intermediate Bond Fund
Institutional Class
$ 1,000.00 $ 968.27 $ 2.99 0.61% $ 1,000.00 $ 1,021.89 $ 3.07 0.61%
Institutional Plus Class
1,000.00 968.95 2.41 0.49 1,000.00 1,022.49 2.47 0.49
Income Fund
Institutional Class
$ 1,000.00 $ 941.66 $ 2.66 0.55% $ 1,000.00 $ 1,022.19 $ 2.77 0.55%
Institutional Plus Class
1,000.00 941.79 2.57 0.53 1,000.00 1,022.29 2.67 0.53
Nebraska Tax-Free Fund
Institutional Plus Class
$ 1,000.00 $ 953.74 $ 2.19 0.45% $ 1,000.00 $ 1,022.69 $ 2.27 0.45%
Balanced Fund
Institutional Class
$ 1,000.00 $ 1,007.55 $ 4.91 0.98% $ 1,000.00 $ 1,020.04 $ 4.94 0.98%
Institutional Plus Class
1,000.00 1,008.37 3.96 0.79 1,000.00 1,020.99 3.98 0.79
Growth Opportunities Fund
Institutional Class
$ 1,000.00 $ 878.05 $ 4.82 1.03% $ 1,000.00 $ 1,019.80 $ 5.19 1.03%
Institutional Plus Class
1,000.00 878.90 4.17 0.89 1,000.00 1,020.49 4.48 0.89
Small/Mid Cap Fund
Institutional Class
$ 1,000.00 $ 1,048.33 $ 1.99 0.39% $ 1,000.00 $ 1,022.99 $ 1.97 0.39%
Institutional Plus Class
1,000.00 1,048.88 4.85 0.95 1,000.00 1,020.19 4.78 0.95
Small Company Fund
Institutional Class
$ 1,000.00 $ 1,048.53 $ 6.03 1.18% $ 1,000.00 $ 1,019.05 $ 5.94 1.18%
Institutional Plus Class
1,000.00 1,049.75 4.91 0.96 1,000.00 1,020.14 4.84 0.96
* Expenses are equal to each Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182) divided by 365 to reflect the half-year period.

Directors and Officers
March 31, 2022
(Unaudited)
Annual Report 2022

Overall, responsibility for management of the Company rests with its Board, which is elected by the shareholders of the Company. The Company is managed by the Directors in accordance with the laws governing corporations in Nebraska. The Board oversees all of the Funds. Directors serve until their respective successors have been elected and qualified or until their earlier death, resignation or removal. The Directors elect the officers of the Company to supervise its day-to-day operations.
Information about the Directors and officers of the Company is set forth below. The Funds’ Statement of Additional Information includes additional information about the Directors and is available, without charge, upon request, by calling 1-800-662-4203 or on the Funds’ website www.tributaryfunds.com .
1
The address for all Directors is 1620 Dodge Street, Omaha, Nebraska 68197.
Name, Address
(1)
, Age
and Position(s) Held
with Funds
Term of Office and Length
of Time Served
Principal Occupation(s) During Past 5
Years
Number of
Portfolios in Fund
Complex Overseen
by Director
Other Directorships
Held by Director
Interested Directors
Stephen C. Wade
(2)
Age: 56
Indefinite; Since 2016. Senior Vice President - Investment Services, First
National Bank of Omaha (December 2013 to
present); Managing Director - Institutional Trust,
First National Bank of Omaha (February 2011 to
December 2013).
7 Director, First
National Capital
Markets, Inc.
Director, Chairman of
the Board and President
Brittany A. Fahrenkrog
(2)
Age: 44
Indefinite; Since 2016 Director, Client Services, Tributary Capital
Management, LLC (since May 2010).
7 None.
Director and Senior Vice
President
Independent Directors
Robert A. Reed
Age: 81
Indefinite; Since 1994 Chairman of the Board, Physicians Mutual Life
Insurance Company (since 2015). President
and Chief Executive Officer, Physicians Mutual
Insurance Company and Physicians Life Insurance
Company (1974 to December 2014).
7 None.
Director; Chairman
Corporate Governance
and Nominations
Committee
Gary D. Parker
Age: 76
Indefinite; Since 2005 Retired since 2000. 7 None.
Director; Chairman
Audit Committee
David F. Larrabee
Age: 61
Indefinite; Since 2016 Retired since 2012. Senior Vice President,
Intermediary Sales, American Century Investments,
Inc. and President and CEO, American Century
Investment Services, Inc. (broker/dealer subsidiary)
(2009 to May 2012); prior to 2009, Mr. Larrabee
held various senior positions with American
Century Investments, Inc.
7 None.
Lead Independent Director

Directors and Officers
March 31, 2022
(Unaudited)
Annual Report 2022

2
As defined in the 1940 Act, Mr. Wade is an “interested” Director because he is an officer of First National Bank of Omaha, the parent of the Funds' investment adviser, and an owner of securities issued by First National of Nebraska, Inc., and Ms. Fahrenkrog is an "interested" Director because she is an employee of
Tributary Capital Management, LLC, the Funds' investment adviser, and an officer of First National Bank of Omaha.
1
The address for all Directors is 1620 Dodge Street, Omaha, Nebraska 68197.
3
The address for Ms. Shaw and Mr. Tackett is Three Canal Plaza, Suite 600, Portland, ME 04101.
4
The address for Mr. Ruehle is 690 Taylor Road, Suite 210, Columbus, OH 43230.
Name, Address
(1)
, Age
and Position(s) Held
with Funds
Term of Office and Length
of Time Served
Principal Occupation(s) During Past 5
Years
Number of
Portfolios in Fund
Complex Overseen
by Director
Other Directorships
Held by Director
Independent Directors (continued)
Donna Walsh
Age: 58
Indefinite; Since 2018 Industry Advisor, Panorama Point
Partners (since 2018); Advisor,
Tenaska Capital Management (2008-
2017); Co-Founder and Managing
Director, Odin Capital Management
(1999 to 2016).
7 None.
Director
Name, Address, Age
and Position(s) Held
with Funds
Term of Office and Length
of Time Served
Principal Occupation(s) During Past 5
Years
Officers
Karen Shaw
(3)
Age: 49
Indefinite; Since August 2015 Senior Vice President, Apex Fund Services (since
2019); Senior Vice President, Atlantic Fund
Services (2008-2019).
Treasurer, Principal
Financial Officer
Rodney L. Ruehle
(4)
Age: 53
Indefinite; Since August 2009 Director, Foreside Management Services, LLC
(2008 to present); Chief Compliance Officer of
Praxis Mutual Funds (May 2015 to present);
Chief Compliance Officer of Absolute Shares Trust
(November 2017 to present); Chief Compliance
Officer of Horizons ETF Trust (December 2016
to February 2019); Chief Compliance Officer
of Context Capital Funds (November 2015 to
March 2018); Chief Compliance Officer of Asset
Management Fund (November 2009-April 2016);
Chief Compliance Officer of Advisers Investment
Trust (July 2011-December 2016 and March 2019
to present); Chief Compliance Officer of Penn Series
Funds, Inc. (February 2012-November 2014).
Chief Compliance and
Anti-Money Laundering
Officer
Zachary Tackett
(3)
Age: 34
Indefinite; Since November
2019
Senior Counsel, Apex Fund Services (since 2019);
Counsel, Atlantic Fund Services (2014-2019).
Secretary

6430-NLD-05032022
TF-ANR-0322
Investment Adviser
Tributary Capital Management, LLC
1620 Dodge Street, Stop 1089
Omaha, Nebraska 68197
Investment Sub-Adviser
(Short-Intermediate Bond Fund,
Income Fund, Nebraska Tax-Free
Fund, Balanced Fund and Growth
Opportunities Fund only)
First National Advisers, LLC
205 West Oak Street, 3rd Floor
Fort Collins, Colorado 80521
Custodian
U.S. Bank, N.A.
1155 N. Rivercenter Dr.
MK-WI-S302
Milwaukee, WI 53212
Co-Administrators
Apex Fund Services
Three Canal Plaza
Portland, Maine 04101
Tributary Capital Management, LLC
1620 Dodge Street, Stop 1089
Omaha, Nebraska 68197
Distributor
Northern Lights Distributors, LLC
4221 North 203rd Street, Suite 100
Elkhorn, Nebraska 68022
Legal Counsel
Husch Blackwell LLP
13330 California Street, Suite 200
Omaha, Nebraska 68154
Compliance Services
Foreside Fund Officer Services, LLC
690 Taylor Road, Suite 210
Columbus, Ohio 43230
This report has been prepared for the general information
of Tributary Funds’ shareholders. It is not authorized for
distribution to prospective investors unless accompanied
or preceded by an effective Tributary Funds’ prospectus.
The prospectus contains more complete information about
Tributary Funds’ investment objectives, management
fees and expenses, risks and operating policies. Please
read the prospectus carefully before investing or sending
money.
For more information
call 1-800-662-4203
or write to:
Tributary Funds Service Center
P.O. Box 219022
Kansas City, Missouri 64121-9022
or go to:
www.tributaryfunds.com
or email:
ClientServices@tributarycapital.com

ITEM 2. CODE OF ETHICS.
The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. This code of ethics is included as Exhibit 13(a)(1) on this Form N-CSR. There were no substantive amendments or waivers to this code of ethics during the period covered by this report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
The registrant’s Board of Directors has determined that the registrant has at least one audit committee financial expert serving on its audit committee. An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933, as amended, as a result of being designated as an “audit committee financial expert.” Further, the designation of a person as an “audit committee financial expert” does not mean that the person has any greater duties, obligations, or liability than those imposed on the person without the “audit committee financial expert” designation. Similarly, the designation of a person as an “audit committee financial expert” does not affect the duties, obligations, or liability of any other member of the Audit Committee or Board of Directors. The audit committee financial expert is Donna Walsh who is “independent” for purposes of this Item 3 of Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
(a) Audit Fees - The aggregate fees billed for each of the last two fiscal years (the “Reporting Periods”) for professional services rendered by the Registrant’s principal accountant for the audit of the Registrant’s annual financial statements, or services that are normally provided by the principal accountant in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $101,500 in 2021 and $101,500 in 2022.

(b) Audit-Related Fees – The aggregate fees billed in the Reporting Periods for assurance and related services rendered by the principal accountant that were reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported under paragraph (a) of this Item 4 were $0 in 2021 and $0 in 2022.

(c) Tax Fees - The aggregate fees billed in the Reporting Periods for professional services rendered by the principal accountant to the Registrant for tax compliance, tax advice and tax planning were $21,000 in 2021 and $21,000 in 2022. These services consisted of review or preparation of U.S. federal, state, local and excise tax returns.

(d) All Other Fees - The aggregate fees billed in the Reporting Periods for products and services provided by the principal accountant to the Registrant, other than the services reported in paragraphs (a) through (c) of this Item, were $0 in 2021 and $0 in 2022.

(e) (1) Audit Committee Pre-Approval Policies and Procedures: The registrant’s Audit Committee has not adopted pre-approval policies and procedures. Instead, the Audit Committee approves each audit and non-audit service before the accountant is engaged to provide such service.

(e) (2) No services included in (b) - (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable

(g) The aggregate non-audit fees billed by the principal accountant for services rendered to the Registrant for the Reporting Periods were $0 in 2021 and $0 in 2022. There were no fees billed in either of the Reporting Periods for non-audit services rendered by the principal accountant to the Registrant’s investment adviser or any Affiliate.

(h) Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.

ITEM 6. INVESTMENTS.

(a)

Included as part of the report to shareholders under Item 1.
(b)

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS
There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Directors since the registrant last disclosed such procedures.

ITEM 11. CONTROLS AND PROCEDURES
(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this report.
 (b) There were no changes in the Registrant’s internal control over financial reporting (as defined in
Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES
Not applicable.

ITEM 13. EXHIBITS.

(a)(1) Code of Ethics.

(a)(2) Certifications pursuant to Rule 30a-2(a) of the Act, and Section 302 of the Sarbanes-Oxley Act of 2002.

(a)(3)  Not applicable.

(b)      Certifications pursuant to Rule 30a-2(b) of the Act, and Section 906 of the Sarbanes-Oxley Act of 2002.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant              Tributary Funds, Inc.

By	/s/ Karen Shaw
Karen Shaw Treasurer

Date	May 27, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ Stephen C. Wade
Stephen C. Wade President

Date	May 27, 2022

By	/s/ Karen Shaw
Karen Shaw Treasurer

Date	May 27, 2022